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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-01355

The Alger Funds
(Exact name of registrant as specified in charter)

111 Fifth Avenue New York, New York			10003
(Address of principal executive offices)			(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 111 Fifth Avenue New York, New York 10003
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2008

ITEM 1.  REPORTS TO STOCKHOLDERS.

Alger LargeCap Growth Fund | Alger SmallCap Growth Fund | Alger Balanced Fund | Alger MidCap Growth Fund | Alger Capital Appreciation Fund | Alger Health Sciences Fund | Alger SMidCap Growth Fund | Alger Growth Opportunities Fund | Alger Money Market Fund

The Alger Funds

ANNUAL REPORT

October 31, 2008

Table Of Contents

THE ALGER FUNDS

Letter to Our Shareholders (Unaudited)	1

Fund Highlights (Unaudited)	8

Portfolio Summary (Unaudited)	16

Schedules of Investments	17

Statements of Assets and Liabilities	62

Statements of Operations	65

Statements of Changes in Net Assets	68

Financial Highlights	74

Notes to Financial Statements	104

Additional Information (Unaudited)	125

Dear Shareholders,  November 25, 2008

The last year in the markets has been as unreal and fantastic as something out of Lewis Carroll's Alice's Adventures in Wonderland. Much like our world today, Wonderland was a sometimes frightening and dangerous place, where nothing made sense and rules changed frequently. It's far too true these days that, as Lewis' protagonist would say, things have gotten curiouser and curiouser. And there are no signs that conditions will become less curious anytime soon. Although investors remain steeped in uncertainty, the situation has already achieved a level of historical significance in that online encyclopedia Wikipedia has an entry for it: "Global Financial Crisis of 2008."

Wikipedia marks the week of September 7, 2008, as the beginning, but we can trace the tumult back to late 2007, when the unraveling of the housing market appeared, at first, to be the bottom. Like a tumble down the rabbit hole, however, there was yet more room to fall. Alice's descent relates to our own. The hole, Lewis writes, "went straight on like a tunnel for some way, and then dipped suddenly down, so suddenly that Alice had not a moment to think about stopping herself before she found herself falling down what seemed to be a very deep well."

Indications that the subprime disaster was not the deepest part of the well appeared in the spring with the collapse of Bear Stearns. A deceptively quiet few months followed, and then in August, perhaps in an early sign of what broad distress was to come, consumer credit dropped for the first time since 1998, declining by $7.9 billion. According to the Federal Reserve, it was the biggest monthly drop in more than half a century.

The Queen's Croquet Ground

By summer's end, the country's major financial institutions appeared as though they had been playing croquet with the Queen of Hearts, successful in her infamous demand, "Off with their heads!" Lehman Brothers was bankrupt, Bank of America had taken over embattled Merrill Lynch, the FDIC seized Washington Mutual — the U.S.'s largest savings and loan — and the Fed approved the multibillion dollar bailouts of Fannie Mae, Freddie Mac, and AIG.

In an effort to put some kind of bandage on the U.S.'s worsening economic wound, Congress passed the controversial $700 billion Emergency Economic Stabilization Act of 2008 in early October. As the month pushed forward, however, we saw more evidence of just how low the markets were capable of going. With investors fixating on the threat of a recession, the markets reflected the uncertainty over whether or not we had hit a bottom; record-breaking drops and rises littered the month. In one five-day period in early October, the Dow Jones Industrial Averagei lost 1,400 points. The period was topped the very next week during which the Dow traversed 1,600 points, from a high of 9,794 to a low of about 8,197. The S&P 500 Indexii, swung considerably, too, posting its biggest gain since the 1930s on October 13 before plunging two days later as retailers reported their sharpest sales drop in three years. Our fiscal year may have finished at the end of the month, but the tumult didn't.

In early November, the U.S. underwent an executive regime change with the election of Barack Obama to the presidency. As we foretold, the election itself had a minimal impact on the economy. Instead, the U.S. — and global — markets for the rest of the month succumbed to their own mayhem. The economies of Germany and Japan were officially in recession (with the U.S. following in early December), an automotive industry rescue was in debate, controversy surrounded the way in which the funds from the financial bailout plan were to be dispersed, and stocks continued to plunge. On November 20, the S&P 500, down 49% for the year, had its lowest close since 1997, and the Dow and NASDAQiii were at 5 1/2–year closing lows. The Dow itself was down 50% from its all-time high set in October 2007. The very next week, the bailout of Citigroup, Inc. joined the lengthening agenda.

Who Stole the Tarts?

Taking a magnifying glass to the third quarter, U.S. GDP declined 0.3% in its worst showing since 2001, when it declined 1.4% in the third quarter. Though little consolation, the current decline, which followed a 2.8% increase posted in the second quarter, was less than the -0.5% analysts were predicting.

The primary contributor to GDP decline was the squeezing of the American consumer. Although the Consumer Staples sector within the S&P 500 was the only sector to produce positive returns during the quarter, Americans reigned in their spending after the impact of the government's tax rebates wore off, cutting back on purchases of cars, furniture, household appliances, clothes, and other items. Personal consumption expenditures were 3.1% lower than in the second quarter, following a 1.2% increase in the first quarter. Compounding matters, disposable income fell at an annual rate of 8.7% in the third quarter, the largest quarterly drop since 1947. And the Price Index for Gross Domestic Purchases increased 4.8% from the 4.2% increase posted in the second quarter. The unemployment rate rose from 6.1% to 6.5% in October and then to 6.7% in November, a 15-year high; analysts said it could hit 8% or higher in 2009.

Businesses also cut back sharply in the third quarter, slashing spending on equipment and software at a 5.5% pace — the most since the first quarter of 2002 when the economy was struggling to recover from the 2001 recession. In addition to cuts in equipment and software, other negative contributions came from residential fixed investment. Home builders, too, cut spending at a 19.1% pace, indicating the 11th straight quarterly cutback.

However, there were some brighter spots: federal government spending, exports, private inventory investment, nonresidential structures, and state and local government spending were all positive contributors while imports, which are negative for the GDP, decreased in the quarter.

Although they grew at a 5.9% pace, U.S. exports did slow from the second quarter's 12.3% growth rate, reflecting less demand from overseas buyers who were now dealing with their own economic troubles. One year ago, we could say that the global economy was functioning separately from the U.S. economy: still healthy, still humming. But international markets are now also under pressure. With European recession official and U.S. exports weaker, it has become clear that any stability beyond the U.S. has been seriously diluted. China, however, holds more sway than it has in a long time; it is the largest holder of U.S. Treasuries and its huge trade surplus has helped it accumulate more foreign-currency reserves than any other country.

A Mad Tea Party

Like the Mad Hatter's watch that told only the day of the month and not the time, watching the nearly hour-by-hour destruction of the financial services sector became far too painful. Although the tea party borne from the overconfidence in the credit and housing markets has now become significantly smaller, we may not have seen the end of the chaos in financial services. It has been and continues to be massively reshaped and while some have not survived and others have had opportunities radically altered, there are some that will likely emerge better companies; our analysts are actively searching for those companies — across all sectors.

Through the Looking Glass

Carroll's follow up to Alice's Adventures in Wonderland — Through the Looking-Glass, and What Alice Found There — contains one of the greatest nonsensical poems ever written: Jabberwocky, which contains lines such as, "All mimsy were the borogoves,/And the mome raths outgrabe."

Similarly, these are mimsy, nonsensical times. However, we still do not believe that the global financial system is in dire jeopardy. In fact, we could be nearing the bottom in the equity market. And with a bottom comes opportunity. At the moment, stocks are at their lowest valuations since the 1980s; comparatively, Treasury valuations are at an all-time high and home values are still above where they were in the 1990s.

The vast concern over when — and how hard — we will hit the bottom certainly falls in the category of "curiouser." Growth may continue to be depressed in the near future, but we believe there is hope for a gradual recovery in 2009. Historically, the market has found the bottom and begun to rebound six to nine months ahead of an official recovery. Surveys of economists suggest the current recession will last throughout 2009, which, if the stock market follows a historical looking glass, would suggest it would bottom out in mid-2009. This estimate also — and perhaps too nicely — matches the 20-month average duration of bear markets since 1937, putting a similar stake in the ground for the bottom of this bear market at June of 2009. Unfortunately, these are only averages, meant, like records, to be broken. We have already, for example, fallen well below the average bear market decline (again since 1937) of roughly 34% with an S&P 500 decline of more than 44% as of this writing.

This year, high-quality companies with higher expected growth rates — the kinds of companies in which Alger invests — were punished by the market. Next year, our investment firm enters its 45th year in business. We have weathered many times of frightening uncertainty often coupled with deep bear markets. In each of those periods, Alger investment professionals have remained true, focused, and disciplined in executing upon our investment philosophy and process and on seeking out stock opportunities where others "fold" or "flee." We are confident now that, as in past bear markets, our discipline will allow us to fully participate in the upside of growth stocks when the markets once again reward high-quality, high-growth companies.

Why? At Alger, we think these difficult times favor our style of investing, which seeks out high-growth, high-quality companies. Specifically, by analyzing companies' financials and looking for "high quality," we are looking for companies with strong balance sheets, strong market positions, strong management teams — the ingredients that help any company prosper in good times and endure difficult ones. Further, to focus on "high-growth" companies might seem odd in a period when most companies are finding it difficult to even hold course. But, to this end, our sector analysts focus on identifying companies that — after this recession and over the longer term — we believe will be the market-share gainers, the shareholder-value generators, and the creators of new products and services in their sectors despite the recession. While, at present, all companies are focused on cost-cutting and tiptoeing through the madness of this recession, it is never more true than during times of recession that the strongest companies plant the seeds for higher future growth and, we believe, production of superior investment results for their shareholders.

Alice's Adventures in Wonderland was a knowing children's tale, an allegory meant to entertain the youngest generations and help them navigate the absurdities of an adult world. In the end, Alice woke up — a luxury that we, unfortunately, do not have. What we do have are defining principles and processes, expertise, and experience that have carried us through and will continue to enable us to guide our investors to a successful tomorrow. Like Alice in Wonderland, we've been thrust into a bizarre world. But Carroll also wrote Through the Looking-Glass, an almost equally as successful sequel to his famous story; now, we are eagerly awaiting the sequel to ours.

Respectfully submitted,

Daniel C. Chung

Chief Investment Officer

i  The Dow Jones Industrial Average is an index of common stocks comprised of major industrial companies and assumes reinvestment of dividends. It is frequently used as a general measure of stock market performance.

ii  Standard & Poor's 500 Index is an index of the 500 largest and most profitable companies in the United States.

iii  The Nasdaq Composite Index is a market value-weighted index that measures all domestic and non-U.S.-based securities listed on the Nasdaq stock market.

Investors cannot invest directly in an index. Index performance does not reflect the deduction for fees, expenses, or taxes.

This report and the financial statements contained herein are submitted for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless proceeded or accompanied by an effective prospectus for the Fund.

Standard performance results can be found on the following pages. The investment return and principal value of an investment in a fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, visit us at www.alger.com, or call us at (800) 992-3863.

The views and opinions of the Fund's management in this report are as of the date of the Shareholders letter and are subject to change at any time subsequent to this date. There is no guarantee that any of the assumptions that formed the basis for the opinions stated herein are accurate or that they will materialize. Moreover, the information forming the basis for such assumptions is from sources believed to be reliable; however, there is no guarantee that such information is accurate. Any securities mentioned, whether owned in a fund or otherwise, are considered in the context of the construction of an overall portfolio of securities and therefore reference to them should not be construed as a recommendation or offer to purchase or sell any such security. Inclusion of such securities in a fund and transactions in such securities, if any, may be for a variety of reasons, including without limitation, in response to cash flows, inclusion in a benchmark, and risk control. The reference to a specific security should also be understood in such context and not viewed as a statement that the security is a significant holding in a portfolio. Please refer to the Schedule of Investments for each fund which is included in this report for a complete list of fund holdings as of October 31, 2008. Securities mentioned in the Shareholders letter, if not found in the Schedule of Investments, may have been held by the Funds during the Funds' fiscal year.

A Word About Risk

Growth stocks tend to be more volatile than other stocks as the price of growth stocks tends to be higher in relation to their companies' earnings and may be more sensitive to market, political, and economic developments. Investing in the stock market involves gains and losses and may not be suitable for all investors. Stocks of small- and mid-sized companies are subject to greater risk than stocks of larger, more established companies owing to such factors as limited liquidity, inexperienced management, and limited financial resources. Funds that invest in fixed-income securities, such as the Balanced Fund, are subject to the fixed-income securities' sensitivity to interest rate movements; their market values tend to fall when interest rates rise and to rise when interest rates fall. These funds are also subject to the risk of a decline in the value of the fund's securities in the event of an issue's falling credit rating or actual default. Funds that participate in leveraging, such as the Capital Appreciation, SMidCap, and Health Sciences Funds, are subject to the risk that borrowing money to leverage will exceed the returns for securities purchased or that the securities purchased may actually go down in value; thus, the funds' net asset value can decrease more quickly than if the fund had not borrowed. For a more detailed discussion of the risks associated with a Fund, please see the Fund's Prospectus.

Before investing, carefully consider a fund's investment objective, risks, charges, and expenses. For a prospectus containing this and other information about The Alger Funds, call us at (800) 992-3863 or visit us at www.alger.com. Read it carefully before investing. Fred Alger & Company, Incorporated, Distributor. Member NYSE, SIPC.

NOT FDIC INSURED. NOT BANK GUARANTEED. MAY LOSE VALUE.

FUND PERFORMANCE AS OF 9/30/08 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Alger LargeCap Class A
(Inception 1/1/97)	(29.92%)	2.87%	1.49%	4.46%
Alger LargeCap Class B
(Inception 11/11/86)	(30.21%)	2.90%	1.44%	9.50%
Alger LargeCap Class C
(Inception 8/1/97)	(27.21%)	3.25%	1.30%	2.14%
Alger SmallCap Class A
(Inception 1/1/97)	(29.50%)	8.05%	0.89%	0.58%
Alger SmallCap Class B
(Inception 11/11/86)	(29.69%)	8.16%	0.86%	8.48%
Alger SmallCap Class C
(Inception 8/1/97)	(26.73%)	8.45%	0.75%	(0.72%)
Alger Balanced Class A
(Inception 1/1/97)	(21.12%)	2.38%	3.95%	6.09%
Alger Balanced Class B
(Inception 6/1/92)	(21.48%)	2.36%	3.89%	7.03%
Alger Balanced Class C
(Inception 8/1/97)	(18.22%)	2.71%	3.73%	4.32%
Alger MidCap Class A
(Inception 1/1/97)	(39.88%)	3.22%	6.64%	7.29%
Alger MidCap Class B
(Inception 5/24/93)	(39.69%)	3.27%	6.58%	10.96%
Alger MidCap Class C
(Inception 8/1/97)	(37.68%)	3.51%	6.38%	5.66%
Alger Capital Appreciation Class A
(Inception 1/1/97)	(29.00%)	7.71%	4.35%	6.04%
Alger Capital Appreciation Class B
(Inception 11/11/86)	(29.35%)	7.78%	4.30%	10.67%
Alger Capital Appreciation Class C
(Inception 8/1/97)	(26.39%)	8.05%	4.14%	3.71%
Alger Health Sciences Class A
(Inception 5/1/02)	(13.52%)	10.49%	n/a	10.66%
Alger Health Sciences Class B
(Inception 5/1/02)	(13.60%)	10.74%	n/a	10.70%
Alger Health Sciences Class C
(Inception 5/1/02)	(10.26%)	10.87%	n/a	10.78%
Alger SMidCap Class A
(Inception 5/8/02)	(29.99%)	9.42%	n/a	5.72%
Alger SMidCap Class B
(Inception 5/8/02)	(30.25%)	9.70%	n/a	5.75%
Alger SMidCap Class C
(Inception 5/8/02)	(27.36%)	9.84%	n/a	5.87%
Alger SMidCap Class I
(Inception 8/6/07)*	(26.05%)	10.68%	n/a	6.67%
Alger Growth Opportunities Class A
(Inception 3/3/08)	n/a	n/a	n/a	(19.51%)
Alger Growth Opportunities Class C
(Inception 3/3/08)	n/a	n/a	n/a	(16.74%)
Alger Growth Opportunities Class I
(Inception 3/3/08)	n/a	n/a	n/a	(15.40%)

* Historical performance prior to August 6, 2007, inception of the class, is that of the Fund's Class A Shares, which has been adjusted to remove the front-end sales charge imposed by Class A Shares.

ALGER LARGECAP GROWTH FUND

Fund Highlights Through October 31, 2008 (Unaudited)

The chart above illustrates the change in value of a hypothetical $10,000 investment made in the Alger LargeCap Growth Class B shares and the Russell 1000 Growth Index (an unmanaged index of common stocks) for the ten years ended October 31, 2008. Figures for the Alger LargeCap Growth Class B shares and the Russell 1000 Growth Index include reinvestment of dividends. Performance for the Alger LargeCap Growth Class A and Class C shares will vary from the results shown above due to differences in expenses and sales charges those classes bear.

Investors cannot invest directly in any index. Index performance does not reflect deduction for fees, expenses, or taxes.

PERFORMANCE COMPARISON AS OF 10/31/08†

AVERAGE ANNUAL TOTAL RETURNS

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Class A (Inception 1/1/97)	(45.48%)	(2.61%)	(1.02%)	2.57%
Russell 1000 Growth Index	(36.95%)	(1.28%)	(2.09%)	1.89%
Class B (Inception 11/11/86)	(45.74%)	(2.68%)	(1.08%)	8.41%
Russell 1000 Growth Index	(36.95%)	(1.28%)	(2.09%)	7.77%
Class C (Inception 8/1/97)	(43.40%)	(2.29%)	(1.22%)	0.20%
Russell 1000 Growth Index	(36.95%)	(1.28%)	(2.09%)	(0.37%)

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund's average annual total returns include changes in share price and reinvestment of dividends and capital gains. The graph and table above do not reflect the deduction of taxes that a shareholder would have paid on fund distributions or on the redemption of fund shares. Investment return and principal will fluctuate and the Fund's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. For performance current to the most recent month end, visit us at www.alger.com or call us at (800) 992-3863.

† Returns reflect maximum initial sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

ALGER SMALLCAP GROWTH FUND

Fund Highlights Through October 31, 2008 (Unaudited)

The chart above illustrates the change in value of a hypothetical $10,000 investment made in the Alger SmallCap Growth Class B shares and the Russell 2000 Growth Index (an unmanaged index of common stocks) for the ten years ended October 31, 2008. Figures for both the Alger SmallCap Growth Class B shares and the Russell 2000 Growth Index, include reinvestment of dividends. Performance for the Alger SmallCap Growth Class A and Class C shares will vary from the results shown above due to differences in expenses and sales charges those classes bear.

Investors cannot invest directly in any index. Index performance does not reflect deduction for fees, expenses, or taxes.

PERFORMANCE COMPARISON AS OF 10/31/08†

AVERAGE ANNUAL TOTAL RETURNS

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Class A (Inception 1/1/97)	(48.37%)	0.95%	(1.82%)	(1.52%)
Russell 2000 Growth Index	(37.86%)	(0.12%)	1.63%	1.14%
Class B (Inception 11/11/86)	(45.59%)	0.88%	(1.86%)	7.22%
Russell 2000 Growth Index	(37.86%)	(0.12%)	1.63%	5.27%
Class C (Inception 8/1/97)	(46.36%)	1.32%	(1.96%)	(2.91%)
Russell 2000 Growth Index	(37.86%)	(0.12%)	1.63%	0.29%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund's average annual total returns include changes in share price and reinvestment of dividends and capital gains. The graph and table above do not reflect the deduction of taxes that a shareholder would have paid on fund distributions or on the redemption of fund shares. Investment return and principal will fluctuate and the Fund's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. For performance current to the most recent month end, visit us at www.alger.com or call us at (800) 992-3863.

† Returns reflect maximum initial sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

ALGER BALANCED FUND

Fund Highlights Through October 31, 2008 (Unaudited)

The chart above illustrates the change in value of a hypothetical $10,000 investment made in Alger Balanced Class B shares, the Russell 1000 Growth Index (an unmanaged index of common stocks) and the Barclay's Government/Credit Bond Index (an unmanaged index of government and corporate bonds) for the ten years ended October 31, 2008. Figures for the Alger Balanced Class B shares, the Russell 1000 Growth Index and the Barclay's Government/Credit Bond Index include reinvestment of dividends and/or interest. Performance for the Alger Balanced Class A and Class C shares will vary from the results shown above due to differences in expenses and sales charges those classes bear.

Investors cannot invest directly in any index. Index performance does not reflect deduction for fees, expenses, or taxes.

PERFORMANCE COMPARISON AS OF 10/31/08†

AVERAGE ANNUAL TOTAL RETURNS

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Class A (Inception 1/1/97)	(34.02%)	(1.41%)	2.11%	4.68%
Russell 1000 Growth Index	(36.95%)	(1.28%)	(2.09%)	1.89%
Barclay's Gov't/Credit Bond Index	(1.07%)	3.08%	4.81%	5.60%
Class B (Inception 6/1/92)	(34.31%)	(1.48%)	2.04%	6.01%
Russell 1000 Growth Index	(36.95%)	(1.28%)	(2.09%)	5.54%
Barclay's Gov't/Credit Bond Index	(1.07%)	3.08%	4.81%	6.16%
Class C (Inception 8/1/97)	(31.58%)	(1.08%)	1.90%	2.88%
Russell 1000 Growth Index	(36.95%)	(1.28%)	(2.09%)	(0.37%)
Barclay's Gov't/Credit Bond Index	(1.07%)	3.08%	4.81%	5.36%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund's average annual total returns include changes in share price and reinvestment of dividends and capital gains. The graph and table above do not reflect the deduction of taxes that a shareholder would have paid on fund distributions or on the redemption of fund shares. Investment return and principal will fluctuate and the Fund's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. For performance current to the most recent month end, visit us at www.alger.com or call us at (800) 992-3863.

† Returns reflect maximum initial sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

ALGER MIDCAP GROWTH FUND

Fund Highlights Through October 31, 2008 (Unaudited)

The chart above illustrates the change in value of a hypothetical $10,000 investment made in Alger MidCap Growth Class B shares and Russell Midcap Growth Index (an unmanaged index of common stocks) for the ten years ended October 31, 2008. Figures for the Alger MidCap Growth Class B shares and Russell Midcap Growth Index include reinvestment of dividends. Performance for the Alger MidCap Growth Class A and Class C shares will vary from the results shown above due to differences in expenses and sales charges those classes bear.

Investors cannot invest directly in any index. Index performance does not reflect deduction for fees, expenses, or taxes.

PERFORMANCE COMPARISON AS OF 10/31/08†

AVERAGE ANNUAL TOTAL RETURNS

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Class A (Inception 1/1/97)	(57.14%)	(4.39%)	3.00%	4.63%
Russell Midcap Growth Index	(42.65%)	(0.18%)	2.20%	3.62%
Class B (Inception 5/24/93)	(57.01%)	(4.35%)	2.94%	8.83%
Russell Midcap Growth Index	(42.65%)	(0.18%)	2.20%	6.39%
Class C (Inception 8/1/97)	(55.57%)	(4.08%)	2.76%	2.92%
Russell Midcap Growth Index	(42.65%)	(0.18%)	2.20%	2.06%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund's average annual total returns include changes in share price and reinvestment of dividends and capital gains. The graph and table above do not reflect the deduction of taxes that a shareholder would have paid on fund distributions or on the redemption of fund shares. Investment return and principal will fluctuate and the Fund's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. For performance current to the most recent month end, visit us at www.alger.com or call us at (800) 992-3863.

† Returns reflect maximum initial sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

ALGER CAPITAL APPRECIATION FUND

Fund Highlights Through October 31, 2008 (Unaudited)

The chart above illustrates the change in value of a hypothetical $10,000 investment made in Alger Capital Appreciation Class B shares and the Russell 3000 Growth Index (an unmanaged index of common stocks) for the ten years ended October 31, 2008. Figures for the Alger Capital Appreciation Class B shares and the Russell 3000 Growth Index include reinvestment of dividends. Performance for Alger Capital Appreciation Class A and Class C shares will vary from the results shown above due to differences in expenses and sales charges those classes bear.

Investors cannot invest directly in any index. Index performance does not reflect deduction for fees, expenses, or taxes.

PERFORMANCE COMPARISON AS OF 10/31/08†

AVERAGE ANNUAL TOTAL RETURNS

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Class A (Inception 1/1/97)	(44.09%)	2.49%	2.21%	4.43%
Russell 3000 Growth Index	(37.04%)	(1.20%)	(1.83%)	1.77%
Class B (Inception 11/1/93)	(44.32%)	2.48%	2.15%	9.31%
Russell 3000 Growth Index	(37.04%)	(1.20%)	(1.83%)	5.12%
Class C (Inception 8/1/97)	(42.01%)	2.82%	2.00%	2.06%
Russell 3000 Growth Index	(37.04%)	(1.20%)	(1.83%)	(0.36%)

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund's average annual total returns include changes in share price and reinvestment of dividends and capital gains. The graph and table above do not reflect the deduction of taxes that a shareholder would have paid on fund distributions or on the redemption of fund shares. Investment return and principal will fluctuate and the Fund's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. For performance current to the most recent month end, visit us at www.alger.com or call us at (800) 992-3863.

† Returns reflect maximum initial sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

ALGER HEALTH SCIENCES FUND

Fund Highlights Through October 31, 2008 (Unaudited)

The chart above illustrates the change in value of a hypothetical $10,000 investment made in Alger Health Sciences Class B shares, with a contingent deferred sales charge of 1%, and the Standard & Poor's 500 Index (an unmanaged index of common stocks) on May 1, 2002, the inception date of the Alger Health Sciences Fund, through October 31, 2008. Figures for both the Alger Health Sciences Class B shares and the Standard & Poor's 500 Index include reinvestment of dividends. Performance for the Alger Health Sciences Class A and Class C shares will vary from the results shown above due to differences in expenses and sales charges those classes bear.

Investors cannot invest directly in any index. Index performance does not reflect deduction for fees, expenses, or taxes.

PERFORMANCE COMPARISON AS OF 10/31/08†

AVERAGE ANNUAL TOTAL RETURNS

	1 YEAR	5 YEARS	SINCE INCEPTION
Class A (Inception 5/1/02)	(29.87%)	6.15%	7.54%
S&P 500 Index	(36.10%)	0.26%	0.24%
Class B (Inception 5/1/02)	(29.97%)	6.36%	7.54%
S&P 500 Index	(36.10%)	0.26%	0.24%
Class C (Inception 5/1/02)	(27.23%)	6.52%	7.65%
S&P 500 Index	(36.10%)	0.26%	0.24%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund's total returns include changes in share price and reinvestment of dividends and capital gains. The graph and table above do not reflect the deduction of taxes that a shareholder would have paid on fund distributions or on the redemption of fund shares. Investment return and principal will fluctuate and the Fund's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. For performance current to the most recent month end, visit us at www.alger.com or call us at (800) 992-3863.

† Returns reflect maximum initial sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

ALGER SMIDCAP GROWTH FUND

Fund Highlights Through October 31, 2008 (Unaudited)

The chart above illustrates the change in value of a hypothetical $10,000 investment made in Alger SMidCap Growth Class B shares, with a contingent deferred sales charge of 1%, and the Russell 2500 Growth Index (an unmanaged index of common stocks) on May 8, 2002, the inception date of the Alger SMidCap Growth Fund, through October 31, 2008. Figures for both the Alger SMidCap Growth Class B shares and the Russell 2500 Growth Index include reinvestment of dividends. Performance for the Alger SMidCap Growth Class A, Class C and Class I shares will vary from the results shown above due to differences in expenses and sales charges those classes bear.

Investors cannot invest directly in any index. Index performance does not reflect deduction for fees, expenses, or taxes.

PERFORMANCE COMPARISON AS OF 10/31/08†

AVERAGE ANNUAL TOTAL RETURNS

	1 YEAR	5 YEARS	SINCE INCEPTION
Class A (Inception 5/8/02)	(48.50%)	2.35%	1.76%
Russell 2500 Growth Index	(41.00%)	(0.11%)	1.01%
Class B (Inception 5/8/02)	(48.71%)	2.55%	1.73%
Russell 2500 Growth Index	(41.00%)	(0.17%)	1.01%
Class C (Inception 5/8/02)	(46.56%)	2.77%	1.90%
Russell 2500 Growth Index	(41.00%)	(0.17%)	1.01%
Class I (Inception 8/6/07)*	(45.63%)	3.53%	2.66%
Russell 2500 Growth Index	(41.00%)	(0.17%)	1.01%

* Historical performance prior to August 6, 2007, inception of the class, is that of the Fund's Class A shares, which has been adjusted to remove the front-end sales charge imposed by Class A shares.

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund's total returns include changes in share price and reinvestment of dividends and capital gains. The graph and table above do not reflect the deduction of taxes that a shareholder would have paid on fund distributions or on the redemption of fund shares. Investment return and principal will fluctuate and the Fund's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. For performance current to the most recent month end, visit us at www.alger.com or call us at (800) 992-3863.

† Returns reflect maximum initial sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

ALGER GROWTH OPPORTUNITIES FUND

Fund Highlights Through October 31, 2008 (Unaudited)

The chart above illustrates the change in value of a hypothetical $10,000 investment made in Alger Growth Opportunities Class A shares, with an initial sales charge of 5.25% maximum sales charge, and the Russell 2500 Growth Index (an unmanaged index of common stocks) on March 3, 2008, the inception date of the Alger Growth Opportunities Fund, through October 31, 2008. Figures for both the Alger Growth Opportunities Class A shares and the Russell 2500 Growth Index include reinvestment of dividends. Performance for the Alger Growth Opportunities Class C and Class I shares will vary from the results shown above due to differences in expenses and sales charges those classes bear.

Investors cannot invest directly in any index. Index performance does not reflect deduction for fees, expenses, or taxes.

PERFORMANCE COMPARISON AS OF 10/31/08†

TOTAL RETURNS

SINCE INCEPTION
Class A (Inception 3/3/08)	(37.61%)
Russell 2500 Growth Index	(30.27%)
Class C (Inception 3/3/08)	(35.55%)
Russell 2500 Growth Index	(30.27%)
Class I (Inception 3/3/08)	(34.50%)
Russell 2500 Growth Index	(30.27%)

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund's total returns include changes in share price and reinvestment of dividends and capital gains. The graph and table above do not reflect the deduction of taxes that a shareholder would have paid on fund distributions or on the redemption of fund shares. Investment return and principal will fluctuate and the Fund's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. For performance current to the most recent month end, visit us at www.alger.com or call us at (800) 992-3863.

† Returns reflect maximum initial sales charges on Class A shares and applicable contingent deferred sales charges on Class C shares.

PORTFOLIO SUMMARY†

October 31, 2008 (Unaudited)

SECTORS	LARGECAP GROWTH	SMALLCAP GROWTH	MIDCAP GROWTH	CAPITAL APPRECIATION	HEALTH SCIENCES	SMIDCAP GROWTH	GROWTH OPPORTUNITIES
Consumer Discretionary	9.0%	12.9%	14.0%	5.6%	0.3%	14.4%	12.8%
Consumer Staples	13.5	2.2	1.8	9.4	0.9	2.3	2.6
Energy	9.2	9.0	11.2	9.9	0.0	8.7	8.0
Financials	8.4	6.6	10.1	6.2	0.0	8.2	8.4
Health Care	10.2	21.1	13.6	17.8	85.1	22.9	20.5
Industrials	11.5	14.0	13.4	9.2	0.0	11.8	13.4
Information Technology	29.9	25.5	30.0	25.6	0.0	19.5	23.3
Materials	4.6	1.5	2.3	5.2	0.0	2.7	2.0
Telecommunication Services	0.0	2.0	1.8	1.8	0.0	2.1	1.6
Utilities	0.0	1.5	0.5	0.6	0.0	1.2	1.3
Cash and Net Other Assets	3.7	3.7	1.3	8.7	13.7	6.2	6.1
	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

SECTORS/SECURITY TYPES	BALANCED FUND
Consumer Discretionary	6.3%
Consumer Staples	9.0
Energy	5.8
Financials	6.4
Health Care	7.2
Industrials	8.0
Information Technology	15.0
Materials	2.0
Telecommunication Services	0.5
Utilities	0.0
Total Common Stocks	60.2%
Corporate Bonds	19.3%
Agency Bonds	13.7
U.S. Treasury Bonds	5.0
Total Bonds	38.0%
Cash and Net Other Assets	1.8%
100.0%
DAYS TO MATURITY	MONEY MARKET FUND
0 to 30	91.1%
31 to 60	8.9
61 to 90	0.0
100.0%

† Based on net assets for each Fund, except for Money Market Fund which is based on total investments.

THE ALGER FUNDS | ALGER LARGECAP GROWTH FUND

Schedule of Investments October 31, 2008

COMMON STOCKS—96.3%	SHARES	VALUE
AEROSPACE & DEFENSE—4.7%
BE Aerospace Inc.*	140,500	$1,808,235
Boeing Co.	66,740	3,488,500
General Dynamics Corp.	65,990	3,980,517
Lockheed Martin Corp.	33,000	2,806,650
		12,083,902
AIR FREIGHT & LOGISTICS—1.5%
United Parcel Service Inc.	73,500	3,879,330
APPAREL RETAIL—.5%
Abercrombie & Fitch Co.	40,600	1,175,776
ASSET MANAGEMENT & CUSTODY BANKS—2.7%
AllianceBernstein Holding LP	50,275	1,178,446
BlackRock Inc.	26,700	3,506,778
Invesco Ltd.	145,000	2,161,950
		6,847,174
BIOTECHNOLOGY—3.0%
Biogen Idec Inc.*	60,000	2,553,000
Gilead Sciences Inc.*	111,800	5,126,030
		7,679,030
CABLE & SATELLITE—1.3%
Scripps Networks Interactive Inc.	110,900	3,149,560
CASINOS & GAMING—.6%
Wynn Resorts Ltd.	23,000	1,389,200
COAL & CONSUMABLE FUELS—.7%
Consol Energy Inc.	60,000	1,883,400
COMMUNICATIONS EQUIPMENT—4.8%
Cisco Systems Inc.*	312,700	5,556,679
Nokia OYJ#	150,800	2,289,144
Research In Motion Ltd.*	90,975	4,587,869
		12,433,692
COMPUTER & ELECTRONICS RETAIL—.8%
GameStop Corp., Cl. A*	74,200	2,032,338
COMPUTER HARDWARE—4.3%
Apple Inc.*	69,960	7,526,996
Hewlett-Packard Co.	93,065	3,562,528
		11,089,524
COMPUTER STORAGE & PERIPHERALS—1.5%
EMC Corp.*	291,300	3,431,514
SanDisk Corp.*	75,800	673,862
		4,105,376
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.7%
Deere & Co.	112,700	4,345,712

THE ALGER FUNDS | ALGER LARGECAP GROWTH FUND

Schedule of Investments (Continued) October 31, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—1.6%
Mastercard Inc.	27,000	$3,991,140
DIVERSIFIED CHEMICALS—.9%
EI Du Pont de Nemours & Co.	70,500	2,256,000
DIVERSIFIED METALS & MINING—1.3%
Freeport-McMoRan Copper & Gold Inc.	117,302	3,413,488
DRUG RETAIL—1.9%
Walgreen Co.	193,525	4,927,147
ELECTRICAL COMPONENTS & EQUIPMENT—.3%
JA Solar Holdings Co., Ltd.*#	147,700	708,960
FERTILIZERS & AGRICULTURAL CHEMICALS—2.4%
Monsanto Co.	46,780	4,162,484
Potash Corp., of Saskatchewan	23,900	2,037,714
		6,200,198
FOOD RETAIL—.4%
Whole Foods Market Inc.	95,700	1,025,904
FOOTWEAR—.7%
Nike Inc, Cl. B	29,400	1,694,322
HEALTH CARE EQUIPMENT—2.1%
Boston Scientific Corp.*	244,000	2,203,320
Hologic Inc.*	150,360	1,840,406
Zimmer Holdings Inc.*	31,500	1,462,545
		5,506,271
HEALTH CARE SUPPLIES—.5%
Inverness Medical Innovations Inc.*	60,800	1,164,320
HOME ENTERTAINMENT SOFTWARE—3.1%
Activision Blizzard Inc.*	298,900	3,724,294
Nintendo Co., Ltd.#	110,815	4,309,784
		8,034,078
HOUSEHOLD PRODUCTS—1.3%
Procter & Gamble Co.	52,860	3,411,584
INDUSTRIAL CONGLOMERATES—3.3%
General Electric Co.	193,900	3,782,989
McDermott International Inc.*	270,100	4,626,813
		8,409,802
INTEGRATED OIL & GAS—4.1%
Chevron Corp.	82,000	6,117,200
Hess Corp.	33,500	2,017,035
Petroleo Brasileiro SA#	88,500	2,379,765
		10,514,000

THE ALGER FUNDS | ALGER LARGECAP GROWTH FUND

Schedule of Investments (Continued) October 31, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
INTERNET RETAIL—1.2%
Amazon.com Inc.*	52,200	$2,987,928
INTERNET SOFTWARE & SERVICES—5.7%
eBay Inc.*	516,755	7,890,849
Google Inc., Cl. A*	18,995	6,826,043
		14,716,892
INVESTMENT BANKING & BROKERAGE—1.6%
Goldman Sachs Group Inc.,/The	19,800	1,831,500
Lazard Ltd., Cl. A	77,200	2,329,124
		4,160,624
IT CONSULTING & OTHER SERVICES—1.6%
Cognizant Technology Solutions Corp., Cl. A*	208,500	4,003,200
LIFE SCIENCES TOOLS & SERVICES—.5%
Thermo Fisher Scientific Inc.*	34,500	1,400,700
MANAGED HEALTH CARE—.7%
UnitedHealth Group Inc.	70,800	1,680,084
MOVIES & ENTERTAINMENT—2.6%
Regal Entertainment Group	245,000	3,145,800
Viacom Inc., Cl. B*	174,200	3,522,324
		6,668,124
OIL & GAS DRILLING—1.3%
Transocean Inc.*	40,133	3,304,150
OIL & GAS EQUIPMENT & SERVICES—.5%
Schlumberger Ltd.	23,630	1,220,490
OIL & GAS EXPLORATION & PRODUCTION—2.6%
Devon Energy Corp.	83,500	6,751,810
OTHER DIVERSIFIED FINANCIAL SERVICES—1.7%
Bank of America Corp.	44,800	1,082,816
JPMorgan Chase & Co.	81,500	3,361,875
		4,444,691
PHARMACEUTICALS—3.4%
Abbott Laboratories	70,700	3,899,105
Johnson & Johnson	56,800	3,484,112
Wyeth	42,100	1,354,778
		8,737,995
RESTAURANTS—1.5%
Starbucks Corp.*	297,300	3,903,549
SEMICONDUCTOR EQUIPMENT—1.0%
MEMC Electronic Materials Inc.*	133,475	2,453,271

THE ALGER FUNDS | ALGER LARGECAP GROWTH FUND

Schedule of Investments (Continued) October 31, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
SEMICONDUCTORS—1.9%
Broadcom Corp., Cl. A*	70,400	$1,202,432
Intel Corp.	225,330	3,605,280
		4,807,712
SOFT DRINKS—5.6%
Coca-Cola Co.,/The	174,400	7,684,064
Hansen Natural Corp.*	79,600	2,015,472
PepsiCo Inc.	83,700	4,771,737
		14,471,273
SPECIALIZED FINANCE—2.3%
CME Group Inc.	7,200	2,031,480
NYSE Euronext	130,700	3,944,526
		5,976,006
SYSTEMS SOFTWARE—4.4%
Microsoft Corp.	500,195	11,169,354
TOBACCO—4.2%
Altria Group Inc.	251,885	4,833,673
Philip Morris International Inc.	136,585	5,937,350
		10,771,023
TOTAL COMMON STOCKS (Cost $357,918,359)		246,980,104
SHORT-TERM INVESTMENTS—2.9%	PRINCIPAL AMOUNT
TIME DEPOSITS
Citibank London, .96%, 11/3/08 (Cost $7,544,833)	$7,544,833	7,544,833
Total Investments (Cost $365,463,192)(a)	99.2%	254,524,937
Other Assets in Excess of Liabilities	0.8	2,094,526
NET ASSETS	100.0%	$256,619,463

  *  Non-income producing securities.

  #  American Depositary Receipts.

  (a)  At October 31, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $369,145,041 amounted to $114,620,104 which consisted of aggregate gross unrealized appreciation of $3,038,499 and aggregate gross unrealized depreciation of $117,658,603.

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALLCAP GROWTH FUND

Schedule of Investments October 31, 2008

COMMON STOCKS—96.3%	SHARES	VALUE
AEROSPACE & DEFENSE—1.7%
BE Aerospace Inc.*	146,945	$1,891,182
Esterline Technologies Corp.*	87,720	3,162,306
		5,053,488
AIRLINES—.7%
Airtran Holdings Inc.*	557,845	2,281,586
APPAREL RETAIL—1.3%
Aeropostale Inc.*	89,600	2,169,216
AnnTaylor Stores Corp.*	147,670	1,856,212
		4,025,428
APPLICATION SOFTWARE—6.6%
Ansys Inc.*	75,295	2,155,696
Concur Technologies Inc.*	105,195	2,654,070
Informatica Corp.*	278,000	3,905,900
Solera Holdings Inc.*	168,245	4,187,618
Synchronoss Technologies Inc.*	160,565	1,247,590
Taleo Corp.*	254,000	3,505,200
TIBCO Software Inc.*	447,560	2,304,934
		19,961,008
BIOTECHNOLOGY—7.8%
Acorda Therapeutics Inc.*	79,335	1,618,434
Alexion Pharmaceuticals Inc.*	103,600	4,221,700
Cepheid Inc.*	96,700	1,147,829
Cubist Pharmaceuticals Inc.*	172,865	4,389,042
InterMune Inc.*	187,710	2,764,968
Myriad Genetics Inc.*	55,900	3,526,731
OSI Pharmaceuticals Inc.*	65,700	2,493,315
United Therapeutics Corp.*	38,260	3,337,420
		23,499,439
CASINOS & GAMING—2.2%
Bally Technologies Inc.*	162,425	3,597,714
WMS Industries Inc.*	118,200	2,955,000
		6,552,714
COAL & CONSUMABLE FUELS—.8%
International Coal Group Inc.*	503,590	2,356,801
COMMUNICATIONS EQUIPMENT—3.2%
Foundry Networks Inc.*	121,400	1,802,790
Nice Systems Ltd.*#	172,925	3,866,603
Polycom Inc.*	123,575	2,596,311
Sonus Networks Inc.*	646,600	1,428,986
		9,694,690
COMPUTER STORAGE & PERIPHERALS—1.1%
Synaptics Inc.*	113,377	3,502,216

THE ALGER FUNDS | ALGER SMALLCAP GROWTH FUND

Schedule of Investments (Continued) October 31, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
CONSTRUCTION & ENGINEERING—2.1%
Aecom Technology Corp.*	189,795	$3,346,086
URS Corp.*	102,485	3,012,034
		6,358,120
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.3%
Bucyrus International Inc.	87,160	2,103,171
Titan Machinery Inc.*	143,700	1,779,006
		3,882,177
DATA PROCESSING & OUTSOURCED SERVICES—3.2%
NeuStar Inc., Cl. A*	146,650	2,889,005
TeleTech Holdings Inc.*	288,200	2,605,328
VeriFone Holdings Inc.*	203,045	2,306,591
Wright Express Corp.*	131,775	1,804,000
		9,604,924
DISTILLERS & VINTNERS—1.0%
Central European Distribution Corp.*	109,946	3,165,345
DISTRIBUTORS—1.1%
LKQ Corp.*	299,170	3,422,505
EDUCATION SERVICES—1.5%
Corinthian Colleges Inc.*	314,800	4,495,344
ELECTRIC UTILITIES—1.5%
ITC Holdings Corp.	108,000	4,382,640
ELECTRICAL COMPONENTS & EQUIPMENT—.4%
JA Solar Holdings Co., Ltd.*#	254,220	1,220,256
ENVIRONMENTAL & FACILITIES SERVICES—1.4%
Waste Connections Inc.*	125,000	4,231,250
FOOTWEAR—2.0%
Deckers Outdoor Corp.*	30,385	2,578,471
Iconix Brand Group Inc.*	307,925	3,353,303
		5,931,774
HEALTH CARE EQUIPMENT—5.0%
ev3 Inc.*	222,000	1,436,340
Hologic Inc.*	104,470	1,278,713
Insulet Corp.*	145,300	813,680
Masimo Corp.*	91,900	2,939,881
Meridian Bioscience Inc.	188,600	4,635,788
Thoratec Corp.*	164,928	4,060,527
		15,164,929
HEALTH CARE FACILITIES—1.2%
Tenet Healthcare Corp.*	810,300	3,549,114

THE ALGER FUNDS | ALGER SMALLCAP GROWTH FUND

Schedule of Investments (Continued) October 31, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
HEALTH CARE SERVICES—2.8%
Gentiva Health Services Inc.*	168,900	$4,585,635
Immucor Inc.*	95,500	2,535,525
Inverness Medical Innovations Inc.*	74,450	1,425,718
		8,546,878
HOME ENTERTAINMENT SOFTWARE—.7%
THQ Inc.*	267,100	1,989,895
HOUSEWARES & SPECIALTIES—1.3%
Tupperware Brands Corp.	155,700	3,939,210
INDUSTRIAL MACHINERY—3.4%
Actuant Corp., Cl. A	182,740	3,276,528
Clarcor Inc.	115,400	4,084,006
RBC Bearings Inc.*	116,800	2,771,664
		10,132,198
INTEGRATED TELECOMMUNICATION SERVICES—.4%
Cincinnati Bell Inc.*	498,700	1,191,893
INTERNET RETAIL—.8%
priceline.com Inc.*	43,115	2,269,142
INTERNET SOFTWARE & SERVICES—3.9%
GSI Commerce Inc.*	344,749	3,568,152
Interwoven Inc.*	315,600	3,979,716
Omniture Inc.*	130,975	1,506,213
VistaPrint Ltd.*	152,900	2,610,003
		11,664,084
INVESTMENT BANKING & BROKERAGE—2.1%
Greenhill & Co., Inc.	28,765	1,897,627
Investment Technology Group Inc.*	106,700	2,177,747
Lazard Ltd., Cl. A	79,100	2,386,447
		6,461,821
IT CONSULTING & OTHER SERVICES—.9%
SI International Inc.*	98,275	2,830,320
LEISURE FACILITIES—1.0%
Life Time Fitness Inc.*	158,175	3,011,652
LEISURE PRODUCTS—.8%
Phillips-Van Heusen Corp.	94,580	2,318,156
LIFE SCIENCES TOOLS & SERVICES—3.5%
Bruker Corp.*	201,100	822,499
Icon PLC*#	140,300	3,559,411
Illumina Inc.*	119,120	3,672,470
Parexel International Corp.*	225,508	2,345,283
		10,399,663

THE ALGER FUNDS | ALGER SMALLCAP GROWTH FUND

Schedule of Investments (Continued) October 31, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
METAL & GLASS CONTAINERS—1.5%
Silgan Holdings Inc.	94,685	$4,406,640
MOVIES & ENTERTAINMENT—.6%
Regal Entertainment Group	142,400	1,828,416
OIL & GAS EQUIPMENT & SERVICES—3.2%
Cal Dive International Inc.*	218,212	1,856,984
Dril-Quip Inc.*	97,220	2,401,334
IHS Inc., Cl. A*	88,500	3,132,015
T-3 Energy Services Inc.*	94,240	2,272,126
		9,662,459
OIL & GAS EXPLORATION & PRODUCTION—5.1%
Carrizo Oil & Gas Inc.*	94,060	2,200,064
Comstock Resources Inc.*	60,600	2,994,852
Concho Resources Inc.*	179,771	3,820,134
Mariner Energy Inc.*	192,159	2,765,168
Petrobank Energy & Resources Ltd.*	120,295	2,275,597
Whiting Petroleum Corp.*	22,700	1,180,173
		15,235,988
PACKAGED FOODS & MEATS—1.1%
Hain Celestial Group Inc.*	146,820	3,412,097
PHARMACEUTICALS—.8%
Auxilium Pharmaceuticals Inc.*	59,400	1,167,210
Optimer Pharmaceuticals Inc.*	154,000	639,100
Par Pharmaceutical Cos., Inc.*	72,500	725,000
		2,531,310
PROPERTY & CASUALTY INSURANCE—1.1%
First Mercury Financial Corp.*	294,235	3,174,796
REGIONAL BANKS—1.7%
First Commonwealth Financial Corp.	159,100	1,759,646
Signature Bank*	101,430	3,304,589
		5,064,235
REINSURANCE—.5%
Platinum Underwriters Holdings Ltd.	46,800	1,485,432
RESEARCH & CONSULTING SERVICES—1.4%
FTI Consulting Inc.*	72,800	4,240,600
RESTAURANTS—.3%
McCormick & Schmick's Seafood Restaurants Inc.*	201,635	985,995
SECURITY & ALARM SERVICES—1.6%
Geo Group Inc.,/The*	268,370	4,739,414

THE ALGER FUNDS | ALGER SMALLCAP GROWTH FUND

Schedule of Investments (Continued) October 31, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
SEMICONDUCTOR EQUIPMENT—.8%
Tessera Technologies Inc.*	144,005	$2,488,406
SEMICONDUCTORS—4.2%
Atheros Communications Inc.*	186,225	3,346,463
Cavium Networks Inc.*	132,600	1,689,324
Microsemi Corp.*	211,100	4,589,314
ON Semiconductor Corp.*	572,470	2,925,322
		12,550,423
TECHNOLOGY DISTRIBUTORS—.9%
Mellanox Technologies Ltd.*	363,861	2,823,561
THRIFTS & MORTGAGE FINANCE—1.2%
Brookline Bancorp Inc.	309,500	3,621,150
WIRELESS TELECOMMUNICATION SERVICES—1.6%
SBA Communications Corp.*	224,576	4,713,850
TOTAL COMMON STOCKS (Cost $408,598,460)		290,055,432
SHORT-TERM INVESTMENTS—4.1%	PRINCIPAL AMOUNT
TIME DEPOSITS
Citibank London, .96%, 11/3/08	$11,600,000	11,600,000
JP Morgan Chase London, .96%, 11/3/08	799,848	799,848
TOTAL TIME DEPOSITS (Cost $12,399,848)		12,399,848
Total Investments (Cost $420,998,308)(a)	100.4%	302,455,280
Liabilities in Excess of Other Assets	(0.4)	(1,091,568)
NET ASSETS	100.0%	$301,363,712

  *  Non-income producing security.

  #  American Depositary Receipts.

  (a)  At October 31, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $421,234,793 amounted to $118,779,513 which consisted of aggregate gross unrealized appreciation of $10,884,900 and aggregate gross unrealized depreciation of $129,664,413.

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER BALANCED FUND

Schedule of Investments October 31, 2008

COMMON STOCKS—59.8%	SHARES	VALUE
ADVERTISING—.3%
Focus Media Holding Ltd.*#	8,500	$157,505
AEROSPACE & DEFENSE—2.7%
BE Aerospace Inc.*	12,200	157,015
Boeing Co.	12,020	628,285
General Dynamics Corp.	8,800	530,816
Lockheed Martin Corp.	4,200	357,210
		1,673,326
AIR FREIGHT & LOGISTICS—1.0%
FedEx Corp.	3,300	215,722
United Parcel Service Inc.	7,600	401,128
		616,850
APPLICATION SOFTWARE—.2%
Intuit Inc.*	4,000	100,240
ASSET MANAGEMENT & CUSTODY BANKS—.7%
AllianceBernstein Holding LP	4,400	103,136
BlackRock Inc.	1,700	223,278
Invesco Ltd.	8,200	122,262
		448,676
BIOTECHNOLOGY—1.0%
Biogen Idec Inc.*	1,800	76,590
Genentech Inc.*	4,700	389,818
Gilead Sciences Inc.*	4,100	187,985
		654,393
BROADCASTING & CABLE TV—.2%
Discovery Communications Inc.*	9,700	132,308
CABLE & SATELLITE—1.0%
Comcast Corp., Cl. A	7,200	111,024
Scripps Networks Interactive Inc.	17,800	505,520
		616,544
CASINOS & GAMING—.2%
International Game Technology	8,800	123,200
CATALOG RETAIL—.1%
HSN Inc.*	6,080	37,392
COAL & CONSUMABLE FUELS—.3%
Peabody Energy Corp.	4,900	169,099
COMMODITY CHEMICALS—.1%
Celanese Corp.	5,400	74,844
COMMUNICATIONS EQUIPMENT—2.1%
Cisco Systems Inc.*	36,955	656,691
Nokia OYJ#	12,700	192,786
QUALCOMM Inc.	3,800	145,388

THE ALGER FUNDS | ALGER BALANCED FUND

Schedule of Investments (Continued) October 31, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
COMMUNICATIONS EQUIPMENT—(CONT.)
Research In Motion Ltd.*	5,445	$274,591
TomTom NV*	7,000	53,088
		1,322,544
COMPUTER & ELECTRONICS RETAIL—.1%
GameStop Corp., Cl. A*	3,100	84,909
COMPUTER HARDWARE—2.4%
Apple Inc.*	8,465	910,749
Hewlett-Packard Co.	15,600	597,168
		1,507,917
COMPUTER STORAGE & PERIPHERALS—.9%
EMC Corp.*	34,200	402,876
NetApp Inc.*	6,400	86,592
SanDisk Corp.*	11,400	101,346
		590,814
CONSTRUCTION & ENGINEERING—.3%
Fluor Corp.	5,100	203,643
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—.4%
Deere & Co.	4,100	158,096
Joy Global Inc.	2,300	66,654
		224,750
CONSUMER ELECTRONICS—.7%
Garmin Ltd.*	5,100	114,495
Harman International Industries Inc.	6,200	113,894
Sony Corp.#	10,400	241,696
		470,085
DATA PROCESSING & OUTSOURCED SERVICES—.9%
Alliance Data Systems Corp.*	4,000	200,640
Mastercard Inc.	1,600	236,512
VeriFone Holdings Inc.*	8,600	97,696
		534,848
DEPARTMENT STORES—.2%
Nordstrom Inc.	8,100	146,529
DIVERSIFIED CHEMICALS—.5%
EI Du Pont de Nemours & Co.	9,400	300,800
DIVERSIFIED METALS & MINING—.3%
Freeport-McMoRan Copper & Gold Inc.	5,760	167,616
DRUG RETAIL—1.7%
CVS/Caremark Corp.	16,500	505,725
Walgreen Co.	23,100	588,126
		1,093,851

THE ALGER FUNDS | ALGER BALANCED FUND

Schedule of Investments (Continued) October 31, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
ELECTRICAL COMPONENTS & EQUIPMENT—.3%
First Solar Inc.*	700	$100,590
General Cable Corp.*	5,800	99,064
		199,654
FERTILIZERS & AGRICULTURAL CHEMICALS—.5%
Monsanto Co.	3,300	293,634
FOOD RETAIL—.2%
Whole Foods Market Inc.	10,800	115,776
FOOTWEAR—.4%
Nike Inc., Cl. B	4,300	247,809
GOLD—.3%
Yamana Gold Inc.	34,100	157,883
HEALTH CARE EQUIPMENT—2.1%
Beckman Coulter Inc.	3,200	159,744
Boston Scientific Corp.*	34,900	315,147
Hologic Inc.*	15,700	192,168
St. Jude Medical Inc.*	8,900	338,467
Zimmer Holdings Inc.*	6,400	297,152
		1,302,678
HEALTH CARE SERVICES—.6%
Quest Diagnostics Inc.	7,400	346,320
HEALTH CARE SUPPLIES—.3%
Inverness Medical Innovations Inc.*	8,300	158,945
HOME ENTERTAINMENT SOFTWARE—1.2%
Nintendo Co., Ltd.#	10,245	398,445
Take-Two Interactive Software Inc.	32,000	379,520
		777,965
HOTELS RESORTS & CRUISE LINES—.2%
Accor SA	3,900	150,957
HOUSEHOLD PRODUCTS—1.0%
Procter & Gamble Co.	9,425	608,290
INDUSTRIAL CONGLOMERATES—2.4%
3M Co.	6,500	417,950
General Electric Co.	43,200	842,832
McDermott International Inc.*	14,900	255,237
		1,516,019
INDUSTRIAL GASES—.2%
Praxair Inc.	1,800	117,270
INDUSTRIAL MACHINERY—.3%
ITT Corp.	4,010	178,445

THE ALGER FUNDS | ALGER BALANCED FUND

Schedule of Investments (Continued) October 31, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
INDUSTRIAL REITS—.1%
DuPont Fabros Technology Inc.	14,900	$92,827
INSURANCE BROKERS—.2%
Willis Group Holdings Ltd.	4,600	120,704
INTEGRATED OIL & GAS—2.1%
ConocoPhillips	5,300	275,706
Exxon Mobil Corp.	7,600	563,312
Hess Corp.	4,600	276,966
Petroleo Brasileiro SA#	8,100	217,809
		1,333,793
INTEGRATED TELECOMMUNICATION SERVICES—.5%
AT&T Inc.	10,800	289,116
INTERNET RETAIL—.5%
Amazon.com Inc.*	2,300	131,652
Expedia Inc.*	7,600	72,276
Ticketmaster Entertainment Inc.*	11,680	113,062
		316,990
INTERNET SOFTWARE & SERVICES—2.3%
eBay Inc.*	34,890	532,770
Google Inc., Cl. A*	1,605	576,773
IAC/InterActiveCorp.*	13,300	222,908
Yahoo! Inc.*	10,000	128,200
		1,460,651
INVESTMENT BANKING & BROKERAGE—1.4%
Goldman Sachs Group Inc.,/The	3,400	314,500
Greenhill & Co., Inc.	3,300	217,701
Lazard Ltd., Cl. A	12,400	374,108
		906,309
IT CONSULTING & OTHER SERVICES—.4%
Cognizant Technology Solutions Corp., Cl. A*	14,000	268,800
LEISURE PRODUCTS—.3%
Gildan Activewear Inc.*	8,600	200,896
LIFE & HEALTH INSURANCE—.2%
Aflac Inc.	3,500	154,980
MANAGED HEALTH CARE—.7%
Aetna Inc.	4,500	111,915
UnitedHealth Group Inc.	13,100	310,863
		422,778
METAL & GLASS CONTAINERS—.2%
Owens-Illinois Inc.*	5,600	128,128

THE ALGER FUNDS | ALGER BALANCED FUND

Schedule of Investments (Continued) October 31, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
MOVIES & ENTERTAINMENT—1.2%
DreamWorks Animation SKG Inc.*	4,000	$112,400
Regal Entertainment Group	26,400	338,976
Viacom Inc., Cl. B*	14,200	287,124
		738,500
OFFICE REITS—.4%
Digital Realty Trust Inc.	7,100	237,708
OIL & GAS DRILLING—.8%
Transocean Inc.*	6,316	519,996
OIL & GAS EQUIPMENT & SERVICES—1.6%
Cameron International Corp.*	8,800	213,488
National Oilwell Varco Inc.*	6,060	181,133
Schlumberger Ltd.	12,225	631,422
		1,026,043
OIL & GAS EXPLORATION & PRODUCTION—1.0%
Chesapeake Energy Corp.	4,100	90,077
Devon Energy Corp.	6,700	541,762
		631,839
OTHER DIVERSIFIED FINANCIAL SERVICES—1.4%
Bank of America Corp.	4,200	101,514
BM&F BOVESPA SA	20,232	55,082
JPMorgan Chase & Co.	18,300	754,875
		911,471
PACKAGED FOODS & MEATS—.7%
Kraft Foods Inc., Cl. A	16,100	469,154
PHARMACEUTICALS—2.6%
Abbott Laboratories	9,900	545,985
Johnson & Johnson	6,800	417,112
Merck & Co., Inc.	9,600	297,120
Mylan Inc.*	22,300	191,111
Shire PLC#	5,200	205,140
		1,656,468
RESEARCH & CONSULTING SERVICES—.5%
FTI Consulting Inc.*	5,600	326,200
RESTAURANTS—.8%
Cheesecake Factory/The*	14,000	123,200
Starbucks Corp.*	31,200	409,656
		532,856
SEMICONDUCTOR EQUIPMENT—.8%
Kla-Tencor Corp.	3,900	90,675
Lam Research Corp.*	6,800	152,048
MEMC Electronic Materials Inc.*	8,230	151,267
Tessera Technologies Inc.*	7,300	126,144
		520,134

THE ALGER FUNDS | ALGER BALANCED FUND

Schedule of Investments (Continued) October 31, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
SEMICONDUCTORS—1.5%
Intel Corp.	26,600	$425,600
Intersil Corp.	6,300	86,247
Maxim Integrated Products Inc.	17,100	232,560
Nvidia Corp.*	19,800	173,448
		917,855
SOFT DRINKS—3.6%
Coca-Cola Co.,/The	25,300	1,114,718
Hansen Natural Corp.*	8,900	225,348
PepsiCo Inc.	16,200	923,562
		2,263,628
SPECIALIZED FINANCE—1.1%
CME Group Inc.	1,590	448,618
Hong Kong Exchanges and Clearing Ltd.	12,900	130,810
NYSE Euronext	2,800	84,504
		663,932
SYSTEMS SOFTWARE—2.2%
Microsoft Corp.	62,900	1,404,557
THRIFTS & MORTGAGE FINANCE—.4%
New York Community Bancorp Inc.	16,300	255,258
TOBACCO—1.8%
Altria Group Inc.	30,815	591,340
Philip Morris International Inc.	12,515	544,027
		1,135,367
TRUCKING—.2%
Landstar System Inc.	2,700	104,193
TOTAL COMMON STOCKS (Cost $55,986,845)		37,635,459
PREFERRED STOCKS—.4%
OTHER DIVERSIFIED FINANCIAL SERVICES
JPMorgan Chase & Co., 8.625%, Pfd (Cost $225,000)	9,000	224,100
CORPORATE BONDS—18.8%	PRINCIPAL AMOUNT
BREWERS—.5%
SABMiller PLC, 5.70%, 1/15/14(a)	$350,000	331,132
COAL & CONSUMABLE FUELS—.5%
Massey Energy Co., 6.875%, 12/15/13	350,000	285,250

THE ALGER FUNDS | ALGER BALANCED FUND

Schedule of Investments (Continued) October 31, 2008

CORPORATE BONDS—(CONT.)	PRINCIPAL AMOUNT	VALUE
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—.3%
Caterpillar Financial Services Corp., 6.20%, 9/30/13	$200,000	$193,081
ELECTRIC UTILITIES—1.5%
Entergy Gulf States Louisiana LLC, 6.00%, 5/1/18(a)	300,000	234,407
Exelon Generation Co., LLC, 6.20%, 10/1/17	175,000	138,929
Florida Power Corp., 5.80%, 9/15/17	300,000	270,836
Southern Co., 5.30%, 1/15/12	300,000	289,793
		933,965
ELECTRICAL COMPONENTS & EQUIPMENT—.4%
Cooper US Inc., 6.10%, 7/1/17	330,000	282,924
FOOD RETAIL—.4%
Kroger Co.,/The, 6.15%, 1/15/20	300,000	246,756
INDUSTRIAL CONGLOMERATES—.7%
Ge Capital Commercial Mortgage Corp., 6.59%, 8/11/33	425,000	409,920
INDUSTRIAL MACHINERY—.5%
Systems 2001 Asset Trust LLC, 6.664%, 9/15/13(b)	318,257	320,335
INTEGRATED OIL & GAS—.2%
Marathon Oil Corp., 5.90%, 3/15/18	150,000	116,550
INTEGRATED TELECOMMUNICATION SERVICES—1.3%
AT&T Inc., 4.95%, 1/15/13	600,000	556,035
Verizon Communications Inc., 5.25%, 4/15/13	250,000	230,004
		786,039
INVESTMENT BANKING & BROKERAGE—3.8%
Bear Stearns Commercial Mortgage Securities, 4.888%, 5/14/16	350,000	352,868
Bear Stearns Commercial Mortgage Securities, 5.064%, 5/14/16	300,000	302,739
Goldman Sachs Group Inc.,/The, 3.294%, 12/22/08	325,000	322,170
Goldman Sachs Group Inc.,/The, 6.15%, 4/1/18	275,000	228,192
Lazard Group, 6.85%, 6/15/17	370,000	266,125
Morgan Stanley Capital I, 5.178%, 9/15/42	600,000	518,765
Morgan Stanley Capital I, 5.514%, 11/12/49	500,000	375,197
		2,366,056
MULTI-UTILITIES—.7%
CenterPoint Energy Transition Bond Co., LLC, 4.97%, 8/1/14	345,000	349,780
Virginia Electric and Power Co., 5.10%, 11/30/12	125,000	114,053
		463,833
OFFICE ELECTRONICS—.1%
Xerox Corp., 5.65%, 5/15/13	100,000	79,000
OIL & GAS EQUIPMENT & SERVICES—.5%
Weatherford International Ltd., 6.00%, 3/15/18	375,000	286,913

THE ALGER FUNDS | ALGER BALANCED FUND

Schedule of Investments (Continued) October 31, 2008

CORPORATE BONDS—(CONT.)	PRINCIPAL AMOUNT	VALUE
OIL & GAS EXPLORATION & PRODUCTION—.9%
PetroHawk Energy Corp., 7.875%, 6/1/15(a)	$100,000	$68,250
XTO Energy Inc., 5.90%, 8/1/12	500,000	464,569
		532,819
OIL & GAS REFINING & MARKETING—.6%
Tesoro Corp., 6.25%, 11/1/12	200,000	154,000
Valero Energy Corp., 6.875%, 4/15/12	250,000	240,923
		394,923
OIL & GAS STORAGE & TRANSPORTATION—1.2%
Enterprise Products Operating LP, 8.375%, 8/1/66	610,000	453,508
Inergy LP/Inergy Finance Corp., 8.25%, 3/1/16	347,000	268,058
		721,566
OTHER DIVERSIFIED FINANCIAL SERVICES—1.7%
Bank of America Corp., 8.00%, 1/30/18	150,000	112,472
Bank of America Corp., 8.125%, 5/15/18	400,000	310,472
Barclays Bank PLC, 6.05%, 12/4/17(a)	225,000	169,983
Citigroup Inc., 8.40%, 4/30/18	550,000	382,993
JPMorgan Chase & Co., 7.90%, 4/30/18	150,000	121,879
		1,097,799
PROPERTY & CASUALTY INSURANCE—.9%
Ace INA Holdings Inc., 5.60%, 5/15/15	350,000	301,224
Liberty Mutual Group Inc., 7.80%, 3/15/37(a)	600,000	296,376
		597,600
RESTAURANTS—.3%
Darden Restaurants Inc., 5.625%, 10/15/12	250,000	214,463
SOFT DRINKS—.7%
Dr. Pepper Snapple Group Inc., 6.82%, 5/1/18(a)	250,000	219,247
PepsiCo Inc., 4.65%, 2/15/13	250,000	240,459
		459,706
STEEL—.3%
ArcelorMittal, 6.125%, 6/1/18(a)	300,000	207,051
SYSTEMS SOFTWARE—.1%
Oracle Corp., 4.95%, 4/15/13	100,000	93,784
WIRELESS TELECOMMUNICATION SERVICES—.7%
American Tower Trust, 5.957%, 4/15/37	500,000	417,754
TOTAL CORPORATE BONDS (Cost $13,571,632)		11,839,219

THE ALGER FUNDS | ALGER BALANCED FUND

Schedule of Investments (Continued) October 31, 2008

CONVERTIBLE CORPORATE BONDS—.5%	PRINCIPAL AMOUNT	VALUE
OIL & GAS DRILLING—.2%
Transocean Inc., 1.50%, 12/15/37	$135,000	$103,444
SPECIALIZED REITS—.3%
Rayonier TRS Holdings Inc., 3.75%, 10/15/12(a)	300,000	226,125
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $964,360)		329,569
U.S. GOVERNMENT & AGENCY OBLIGATIONS—18.7%
Federal National Mortgage Association, 3.85%, 4/14/09 3.25%, 4/9/13 5.00%, 4/1/18 5.50%, 10/25/20 5.50%, 12/25/20 6.625%, 11/15/30 6.00%, 4/25/35	500,000 500,000 589,201 550,000 521,389 350,000 950,000	502,745 482,724 581,587 562,638 523,405 396,765 934,208
Federal Farm Credit Bank, 5.20%, 9/26/17 4.95%, 10/18/18	1,000,000 455,000	992,640 442,288
Federal Home Loan Banks, 5.375%, 6/8/12	275,000	289,844
Federal Home Loan Mortgage Corporation, 5.50%, 7/15/10 5.50%, 12/15/20 6.00%, 8/15/29 6.00%, 3/15/36	320,359 532,990 900,000 699,582	322,670 537,915 913,833 678,912
Government National Mortgage Association, 5.00%, 5/16/29	439,324	441,314
U.S. Treasury Notes, 4.875%, 8/15/09 5.00%, 8/15/11 4.75%, 5/15/14 4.25%, 11/15/14 4.50%, 2/15/16 4.75%, 8/15/17	300,000 700,000 552,000 800,000 300,000 300,000	308,156 765,570 605,864 858,188 316,477 317,625
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $11,602,354)		11,775,368

THE ALGER FUNDS | ALGER BALANCED FUND

Schedule of Investments (Continued) October 31, 2008

SHORT-TERM INVESTMENTS—2.3%	PRINCIPAL AMOUNT	VALUE
TIME DEPOSITS
Citibank London, .96%, 11/3/08 (Cost $1,456,470)	$1,456,470	$1,456,470
Total Investments (Cost $83,806,661)(c)	100.5%	63,260,185
Liabilities in Excess of Other Assets	(0.5)	(338,829)
NET ASSETS	100.0%	$62,921,356

  *  Non-income producing securities.

  #  American Depositary Receipts.

(a)  Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers. These securities are deemed to be liquid and represent 3.3% of the net assets of the fund.

(b)  Security may be sold prior to maturity only to qualified institutional buyers. Security was acquired on February 9, 2005 for a cost of $336,636.00.

(c)  At October 31, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $83,921,977 amounted to $20,661,793 which consisted of aggregate gross unrealized appreciation of $670,609 and aggregate gross unrealized depreciation of $21,332,402.

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MIDCAP GROWTH FUND

Schedule of Investments October 31, 2008

COMMON STOCKS—98.4%	SHARES	VALUE
AEROSPACE & DEFENSE—1.0%
BE Aerospace Inc.*	223,550	$2,877,089
APPAREL RETAIL—1.8%
Aeropostale Inc.*	48,300	1,169,343
Chico's FAS Inc.*	442,300	1,503,820
J Crew Group Inc.*	83,400	1,688,850
Urban Outfitters Inc.*	51,800	1,126,132
		5,488,145
APPLICATION SOFTWARE—2.6%
Autodesk Inc.*	146,300	3,117,653
Informatica Corp.*	129,500	1,819,475
Taleo Corp.*	58,400	805,920
TIBCO Software Inc.*	441,100	2,271,665
		8,014,713
ASSET MANAGEMENT & CUSTODY BANKS—4.4%
AllianceBernstein Holding LP	38,000	890,720
BlackRock Inc.	21,100	2,771,274
Blackstone Group LP/The	240,000	2,193,600
Invesco Ltd.	348,700	5,199,117
State Street Corp.	52,200	2,262,870
		13,317,581
BIOTECHNOLOGY—5.0%
Alexion Pharmaceuticals Inc.*	88,800	3,618,600
Biogen Idec Inc.*	36,300	1,544,565
Celgene Corp.*	30,800	1,979,208
Metabolix Inc.*	534,300	5,006,391
United Therapeutics Corp.*	33,050	2,882,952
		15,031,716
COAL & CONSUMABLE FUELS—1.1%
Consol Energy Inc.	104,400	3,277,116
COMMUNICATIONS EQUIPMENT—2.1%
Juniper Networks Inc.*	108,200	2,027,668
Research In Motion Ltd.*	86,000	4,336,980
		6,364,648
COMPUTER & ELECTRONICS RETAIL—1.2%
GameStop Corp., Cl. A*	127,000	3,478,530
COMPUTER HARDWARE—1.7%
Apple Inc.*	46,800	5,035,212
COMPUTER STORAGE & PERIPHERALS—.5%
NetApp Inc.*	105,700	1,430,121
CONSTRUCTION & ENGINEERING—2.2%
Fluor Corp.	167,100	6,672,303

THE ALGER FUNDS | ALGER MIDCAP GROWTH FUND

Schedule of Investments (Continued) October 31, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.5%
Deere & Co.	73,500	$2,834,160
Joy Global Inc.	56,300	1,631,574
		4,465,734
DEPARTMENT STORES—.5%
Kohl's Corp.*	46,100	1,619,493
DISTRIBUTORS—.7%
LKQ Corp.*	187,300	2,142,712
DIVERSIFIED METALS & MINING—0.0%
Thompson Creek Metals Co., Inc.*	10,000	59,600
DRUG RETAIL—.3%
China Nepstar Chain Drugstore Ltd.#	220,600	915,490
EDUCATION SERVICES—.9%
Corinthian Colleges Inc.*	106,400	1,519,392
ITT Educational Services Inc.*	14,000	1,227,100
		2,746,492
ELECTRIC UTILITIES—.5%
ITC Holdings Corp.	37,900	1,537,982
ELECTRICAL COMPONENTS & EQUIPMENT—2.2%
General Cable Corp.*	234,400	4,003,552
JA Solar Holdings Co., Ltd.*#	554,100	2,659,680
		6,663,232
FERTILIZERS & AGRICULTURAL CHEMICALS—.5%
Mosaic Co.,/The	39,200	1,544,872
FOOD RETAIL—.7%
Whole Foods Market Inc.	210,700	2,258,704
FOOTWEAR—1.4%
Iconix Brand Group Inc.*	400,900	4,365,801
HEALTH CARE EQUIPMENT—2.3%
Insulet Corp.*	248,500	1,391,600
Varian Medical Systems Inc.*	125,600	5,716,056
		7,107,656
HEALTH CARE FACILITIES—1.9%
Community Health Systems Inc.*	123,400	2,529,700
Tenet Healthcare Corp.*	713,300	3,124,254
		5,653,954
HEALTH CARE SERVICES—.3%
Gentiva Health Services Inc.*	32,800	890,520
HEAVY ELECTRICAL EQUIPMENT—.3%
Vestas Wind Systems A/S*	26,000	1,059,431

THE ALGER FUNDS | ALGER MIDCAP GROWTH FUND

Schedule of Investments (Continued) October 31, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
HOME ENTERTAINMENT SOFTWARE—5.2%
Activision Blizzard Inc.*	470,300	$5,859,938
Nintendo Co., Ltd.#	239,640	9,320,007
Take-Two Interactive Software Inc.	58,100	689,066
		15,869,011
HOMEBUILDING—.5%
KB Home	82,900	1,383,601
INDUSTRIAL CONGLOMERATES—2.8%
McDermott International Inc.*	489,050	8,377,427
INDUSTRIAL GASES—1.8%
Praxair Inc.	82,400	5,368,360
INTERNET RETAIL—1.8%
Expedia Inc.*	442,100	4,204,371
Shutterfly Inc.*	150,300	1,146,789
		5,351,160
INTERNET SOFTWARE & SERVICES—7.6%
eBay Inc.*	372,900	5,694,183
Interwoven Inc.*	195,000	2,458,950
Netease.com*#	208,500	4,691,250
Omniture Inc.*	213,300	2,452,950
Sina Corp.*	184,500	5,977,800
Vignette Corp.*	222,600	1,807,512
		23,082,645
INVESTMENT BANKING & BROKERAGE—1.7%
Lazard Ltd., Cl. A	165,900	5,005,203
IT CONSULTING & OTHER SERVICES—5.4%
Cognizant Technology Solutions Corp., Cl. A*	471,300	9,048,960
Satyam Computer Services Ltd.#	473,200	7,443,436
		16,492,396
LEISURE PRODUCTS—2.7%
Gildan Activewear Inc.*	261,500	6,108,640
Polo Ralph Lauren Corp., Cl. A	46,900	2,212,273
		8,320,913
LIFE SCIENCES TOOLS & SERVICES—2.2%
Icon PLC*#	24,600	624,102
Parexel International Corp.*	292,400	3,040,960
Thermo Fisher Scientific Inc.*	75,500	3,065,300
		6,730,362
MANAGED HEALTH CARE—.4%
Aetna Inc.	54,800	1,362,876
OIL & GAS DRILLING—1.4%
Nabors Industries Ltd.*	297,600	4,279,488

THE ALGER FUNDS | ALGER MIDCAP GROWTH FUND

Schedule of Investments (Continued) October 31, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
OIL & GAS EQUIPMENT & SERVICES—3.4%
Acergy SA#	136,100	$952,700
Cameron International Corp.*	119,450	2,897,857
National Oilwell Varco Inc.*	53,500	1,599,115
Weatherford International Ltd.*	289,900	4,893,512
		10,343,184
OIL & GAS EXPLORATION & PRODUCTION—5.0%
Concho Resources Inc.*	158,900	3,376,625
Denbury Resources Inc.*	245,600	3,121,576
Linc Energy Ltd.*	546,600	1,062,629
Newfield Exploration Co.*	106,700	2,451,966
Nexen Inc.	315,700	5,048,043
		15,060,839
OTHER DIVERSIFIED FINANCIAL SERVICES—.7%
BM&F BOVESPA SA	802,727	2,185,447
PHARMACEUTICALS—1.4%
Auxilium Pharmaceuticals Inc.*	60,900	1,196,685
Mylan Inc.*	371,700	3,185,469
		4,382,154
REGIONAL BANKS—.1%
SunTrust Banks Inc.	4,300	172,601
RESEARCH & CONSULTING SERVICES—1.9%
FTI Consulting Inc.*	97,800	5,696,850
RESTAURANTS—2.5%
Burger King Holdings Inc.	149,700	2,976,036
McCormick & Schmick's Seafood Restaurants Inc.*	117,600	575,064
Starbucks Corp.*	296,300	3,890,419
		7,441,519
SECURITY & ALARM SERVICES—1.6%
Geo Group Inc.*	279,200	4,930,672
SEMICONDUCTOR EQUIPMENT—.9%
MEMC Electronic Materials Inc.*	103,225	1,897,276
Tessera Technologies Inc.*	42,300	730,944
		2,628,220
SEMICONDUCTORS—3.5%
Atheros Communications Inc.*	206,565	3,711,973
Broadcom Corp., Cl. A*	75,200	1,284,416
Intersil Corp.	197,500	2,703,775
Marvell Technology Group Ltd.*	215,000	1,496,400
Skyworks Solutions Inc.*	213,300	1,520,829
		10,717,393
SOFT DRINKS—.7%
Hansen Natural Corp.*	87,200	2,207,904

THE ALGER FUNDS | ALGER MIDCAP GROWTH FUND

Schedule of Investments (Continued) October 31, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
SPECIALIZED FINANCE—2.0%
CME Group Inc.	7,200	$2,031,480
NYSE Euronext	130,500	3,938,490
		5,969,970
TECHNOLOGY DISTRIBUTORS—.5%
Mellanox Technologies Ltd.*	198,800	1,542,687
THRIFTS & MORTGAGE FINANCE—1.3%
People's United Financial Inc.	229,000	4,007,500
WIRELESS TELECOMMUNICATION SERVICES—1.8%
SBA Communications Corp.*	255,930	5,371,970
TOTAL COMMON STOCKS (Cost $437,534,636)		298,301,199
CONVERTIBLE CORPORATE BONDS—.3%	PRINCIPAL AMOUNT
OIL & GAS DRILLING
Transocean Inc., 1.50%, 12/15/2037 (Cost $1,400,000)	$1,400,000	1,072,750
SHORT-TERM INVESTMENTS—1.0%
TIME DEPOSITS
Citibank London, .96%, 11/3/08 (Cost $2,934,847)	2,934,847	2,934,847
Total Investments (Cost $441,869,483)(a)	99.7%	302,308,796
Other Assets in Excess of Liabilities	0.3	922,394
NET ASSETS	100.0%	$303,231,190

  *  Non-income producing security.

  #  American Depositary Receipts.

(a)  At October 31, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $474,538,200 amounted to $172,229,404 which consisted of aggregate gross unrealized appreciation of $5,136,760 and aggregate gross unrealized depreciation of $177,366,164.

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND

Schedule of Investments October 31, 2008

COMM0N STOCKS—91.0%	SHARES	VALUE
AEROSPACE & DEFENSE—3.9%
BE Aerospace Inc.*	407,200	$5,240,664
General Dynamics Corp.	165,145	9,961,546
Lockheed Martin Corp.	62,800	5,341,140
		20,543,350
AIR FREIGHT & LOGISTICS—.4%
United Parcel Service Inc.	37,700	1,989,806
APPLICATION SOFTWARE—3.3%
Autodesk Inc.*	239,700	5,108,007
Intuit Inc.*	82,800	2,074,968
Net 1 UEPS Technologies Inc.*	109,405	1,531,670
Solera Holdings Inc.*	211,735	5,270,084
Synopsys Inc.*	206,600	3,776,648
		17,761,377
ASSET MANAGEMENT & CUSTODY BANKS—1.6%
Affiliated Managers Group Inc.*	40,600	1,883,028
AllianceBernstein Holding LP	137,515	3,223,352
Invesco Ltd.	237,000	3,533,670
		8,640,050
BIOTECHNOLOGY—6.4%
Alexion Pharmaceuticals Inc.*	38,100	1,552,575
Amgen Inc.*	31,700	1,898,513
Biogen Idec Inc.*	158,500	6,744,175
Cephalon Inc.*	97,789	7,013,427
Genentech Inc.*	119,400	9,903,036
Gilead Sciences Inc.*	54,900	2,517,165
United Therapeutics Corp.*	51,775	4,516,333
		34,145,224
CABLE & SATELLITE—.5%
Comcast Corp., Cl. A	170,373	2,627,152
COAL & CONSUMABLE FUELS—.6%
Alpha Natural Resources Inc.*	19,700	704,669
Consol Energy Inc.	51,600	1,619,724
Peabody Energy Corp.	21,800	752,318
		3,076,711
COMMODITY CHEMICALS—.6%
Celanese Corp.	231,190	3,204,293
COMMUNICATIONS EQUIPMENT—2.1%
Cisco Systems Inc.*	75,300	1,338,081
Nice Systems Ltd.*#	234,300	5,238,948
Research In Motion Ltd.*	41,560	2,095,871
Sonus Networks Inc.*	1,179,175	2,605,977
		11,278,877

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND

Schedule of Investments (Continued) October 31, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
COMPUTER HARDWARE—1.0%
Apple Inc.*	48,245	$5,190,680
COMPUTER STORAGE & PERIPHERALS—.2%
EMC Corp.*	110,700	1,304,046
CONSTRUCTION & ENGINEERING—.5%
Quanta Services Inc.*	144,800	2,861,248
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.0%
Deere & Co.	139,400	5,375,264
DATA PROCESSING & OUTSOURCED SERVICES—.3%
Visa Inc., Cl. A	29,800	1,649,430
DIVERSIFIED METALS & MINING—1.2%
Freeport-McMoRan Copper & Gold Inc.	136,575	3,974,333
Thompson Creek Metals Co., Inc.*	374,900	2,234,404
		6,208,737
DRUG RETAIL—1.2%
CVS/Caremark Corp.	208,425	6,388,226
ELECTRIC UTILITIES—.6%
FirstEnergy Corp.	58,900	3,072,224
ELECTRICAL COMPONENTS & EQUIPMENT—1.0%
First Solar Inc.*	4,400	632,280
General Cable Corp.*	95,850	1,637,118
JA Solar Holdings Co., Ltd.*#	608,609	2,921,323
		5,190,721
ENVIRONMENTAL & FACILITIES SERVICES—.4%
Waste Connections Inc.*	62,800	2,125,780
FERTILIZERS & AGRICULTURAL CHEMICALS—1.4%
Monsanto Co.	9,700	863,106
Mosaic Co.,/The	114,100	4,496,681
Potash Corp., of Saskatchewan	21,700	1,850,142
Terra Industries Inc.	18,800	413,412
		7,623,341
FOOTWEAR—.1%
Deckers Outdoor Corp.*	6,390	542,255
GENERAL MERCHANDISE STORES—.5%
Family Dollar Stores Inc.	97,100	2,612,961
HEALTH CARE EQUIPMENT—2.6%
Baxter International Inc.	85,100	5,147,699
Covidien Ltd.	117,200	5,190,788
Hologic Inc.*	104,884	1,283,780
Insulet Corp.*	58,600	328,160

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND

Schedule of Investments (Continued) October 31, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
HEALTH CARE EQUIPMENT—(CONT.)
Varian Medical Systems Inc.*	27,400	$1,246,974
Zimmer Holdings Inc.*	16,600	770,738
		13,968,139
HEALTH CARE SUPPLIES—1.1%
Inverness Medical Innovations Inc.*	300,500	5,754,575
HOME ENTERTAINMENT SOFTWARE—5.5%
Activision Blizzard Inc.*	470,100	5,857,446
Nintendo Co., Ltd.#	605,433	23,546,319
		29,403,765
HOUSEHOLD PRODUCTS—.5%
Procter & Gamble Co.	42,500	2,742,950
HOUSEWARES & SPECIALTIES—.3%
Tupperware Brands Corp.	59,900	1,515,470
INDUSTRIAL CONGLOMERATES—1.1%
McDermott International Inc.*	243,900	4,178,007
Tyco International Ltd.	63,400	1,602,752
		5,780,759
INDUSTRIAL MACHINERY—.9%
ITT Corp.	80,800	3,595,600
SPX Corp.	26,800	1,038,232
		4,633,832
INTEGRATED OIL & GAS—1.5%
Chevron Corp.	94,200	7,027,320
Exxon Mobil Corp.	7,300	541,076
Marathon Oil Corp.	19,400	564,540
		8,132,936
INTERNET RETAIL—.4%
Expedia Inc.*	234,800	2,232,948
INTERNET SOFTWARE & SERVICES—6.1%
eBay Inc.*	726,410	11,092,281
IAC/InterActiveCorp.*	820,700	13,754,932
Netease.com*#	132,000	2,970,000
Sina Corp.*	148,660	4,816,584
		32,633,797
INVESTMENT BANKING & BROKERAGE—.9%
Lazard Ltd., Cl. A	153,600	4,634,112
IT CONSULTING & OTHER SERVICES—.6%
Cognizant Technology Solutions Corp., Cl. A*	86,200	1,655,040
Satyam Computer Services Ltd.#	101,415	1,595,258
		3,250,298

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND

Schedule of Investments (Continued) October 31, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
LEISURE PRODUCTS—1.5%
Gildan Activewear Inc.*	290,600	$6,788,416
Polo Ralph Lauren Corp., Cl. A	30,300	1,429,251
		8,217,667
LIFE & HEALTH INSURANCE—.4%
MetLife Inc.	67,629	2,246,635
LIFE SCIENCES TOOLS & SERVICES—2.5%
Invitrogen Corp.*	270,000	7,773,300
Thermo Fisher Scientific Inc.*	143,200	5,813,920
		13,587,220
MANAGED HEALTH CARE—.2%
UnitedHealth Group Inc.	51,400	1,219,722
METAL & GLASS CONTAINERS—1.3%
Owens-Illinois Inc.*	301,950	6,908,616
MOVIES & ENTERTAINMENT—1.1%
DreamWorks Animation SKG Inc.*	55,000	1,545,500
Regal Entertainment Group	234,100	3,005,844
Viacom Inc., Cl. B*	71,000	1,435,620
		5,986,964
OIL & GAS EQUIPMENT & SERVICES—2.8%
Baker Hughes Inc.	56,000	1,957,200
Weatherford International Ltd.*	755,750	12,757,060
		14,714,260
OIL & GAS EXPLORATION & PRODUCTION—5.1%
Concho Resources Inc.*	115,100	2,445,876
Denbury Resources Inc.*	585,600	7,442,976
Devon Energy Corp.	3,600	291,096
Newfield Exploration Co.*	213,100	4,897,038
Nexen Inc.	644,741	10,309,409
Petrobank Energy & Resources Ltd.*	37,185	703,421
Whiting Petroleum Corp.*	17,100	889,029
		26,978,845
OTHER DIVERSIFIED FINANCIAL SERVICES—.6%
BM&F BOVESPA SA	286,073	778,842
JPMorgan Chase & Co.	63,650	2,625,562
		3,404,404
PACKAGED FOODS & MEATS—.5%
ConAgra Foods Inc.	154,900	2,698,358
PHARMACEUTICALS—4.9%
Abbott Laboratories	361,320	19,926,798
Mylan Inc.*	228,000	1,953,960
Pfizer Inc.	237,400	4,204,354
		26,085,112

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND

Schedule of Investments (Continued) October 31, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
PROPERTY & CASUALTY INSURANCE—.3%
ACE Ltd.	31,400	$1,801,104
PUBLISHING—1.0%
McGraw-Hill Cos., Inc.,/The	207,800	5,577,352
SEMICONDUCTOR EQUIPMENT—.4%
Tessera Technologies Inc.*	110,390	1,907,539
SEMICONDUCTORS—3.2%
Atheros Communications Inc.*	248,500	4,465,545
Intel Corp.	331,400	5,302,400
Marvell Technology Group Ltd.*	260,400	1,812,384
Skyworks Solutions Inc.*	748,000	5,333,240
		16,913,569
SOFT DRINKS—.3%
Coca-Cola Co.,/The	29,800	1,312,988
SPECIALIZED FINANCE—.8%
NYSE Euronext	147,400	4,448,532
STEEL—.8%
Cliffs Natural Resources Inc.	147,500	3,981,025
SYSTEMS SOFTWARE—2.8%
Microsoft Corp.	633,185	14,139,021
Symantec Corp.*	74,100	932,178
		15,071,199
THRIFTS & MORTGAGE FINANCE—1.4%
People's United Financial Inc.	439,000	7,682,500
TOBACCO—7.0%
Altria Group Inc.	487,300	9,351,287
Philip Morris International Inc.	637,460	27,710,386
		37,061,673
WIRELESS TELECOMMUNICATION SERVICES—1.8%
American Tower Corp.*	17,700	571,887
NII Holdings Inc., Cl. B*	126,200	3,250,912
SBA Communications Corp.*	265,800	5,579,142
		9,401,941
TOTAL COMMON STOCKS (Cost $646,113,206)		485,302,559

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND

Schedule of Investments (Continued) October 31, 2008

CONVERTIBLE CORPORATE BONDS—.3%	PRINCIPAL AMOUNT	VALUE
ELECTRICAL COMPONENTS & EQUIPMENT—.2%
JA Solar Holdings Co., Ltd., 4.50%, 5/15/13	$2,550,000	$793,688
FOOTWEAR—.1%
Iconix Brand Group Inc., 1.875%, 6/30/12	810,000	409,050
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $3,360,000)		1,202,738
SHORT-TERM INVESTMENTS—5.8%
TIME DEPOSITS
Citibank London, .96%, 11/3/08	20,200,000	20,200,000
JP Morgan Chase London, .96%, 11/3/08	10,656,384	10,656,384
TOTAL TIME DEPOSITS (Cost $30,856,384)		30,856,384
Total Investments (Cost $680,329,590)(a)	97.1%	517,361,681
Other Assets in Excess of Liabilities	2.9	15,580,131
NET ASSETS	100.0%	$532,941,812

  *  Non-income producing security.

  #  American Depositary Receipts.

  (a)  At October 31, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $711,671,424 amounted to $194,309,743 which consisted of aggregate gross unrealized appreciation of $9,554,153 and aggregate gross unrealized depreciation of $203,863,896.

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND

Schedule of Investments October 31, 2008

COMMON STOCKS—86.3%	SHARES	VALUE
BIOTECHNOLOGY—23.0%
Actelion Ltd.*	29,100	$1,526,300
Alexion Pharmaceuticals Inc.*	120,300	4,902,225
Allos Therapeutics Inc.*	200,000	1,462,000
Biogen Idec Inc.*	146,650	6,239,958
Celgene Corp.*	109,459	7,033,835
Cephalon Inc.*	87,900	6,304,188
Cepheid Inc.*	54,100	642,167
Cubist Pharmaceuticals Inc.*	147,700	3,750,103
Genentech Inc.*	148,100	12,283,414
Gilead Sciences Inc.*	97,750	4,481,838
InterMune Inc.*	186,404	2,745,730
Myriad Genetics Inc.*	50,000	3,154,500
OSI Pharmaceuticals Inc.*	34,150	1,295,993
Pharmasset Inc.*	43,352	775,134
Savient Pharmaceuticals Inc.*	204,350	972,706
United Therapeutics Corp.*	45,900	4,003,857
		61,573,948
DRUG RETAIL—.9%
CVS/Caremark Corp.	77,600	2,378,440
HEALTH CARE EQUIPMENT—19.0%
Abiomed Inc.*	75,000	1,093,500
Baxter International Inc.	63,050	3,813,895
Boston Scientific Corp.*	314,300	2,838,129
Covidien Ltd.	170,650	7,558,089
ev3 Inc.*	130,000	841,100
Hologic Inc.*	60,340	738,562
Insulet Corp.*	169,750	950,600
Intuitive Surgical Inc.*	6,850	1,183,612
Masimo Corp.*	88,650	2,835,914
Medtronic Inc.	32,500	1,310,725
Meridian Bioscience Inc.	122,950	3,022,110
Micrus Endovascular Corp.*	155,597	1,836,045
Smith & Nephew PLC	45,850	2,116,895
St. Jude Medical Inc.*	152,800	5,810,984
Stryker Corp.	51,850	2,771,900
Thoratec Corp.*	161,350	3,972,437
Varian Medical Systems Inc.*	73,750	3,356,363
Zimmer Holdings Inc.*	102,500	4,759,075
		50,809,935
HEALTH CARE FACILITIES—2.8%
Community Health Systems Inc.*	114,250	2,342,125
Health Management Associates Inc., Cl. A*	375,000	787,500
Tenet Healthcare Corp.*	281,750	1,234,065
Universal Health Services Inc.	75,500	3,174,020
		7,537,710

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND

Schedule of Investments (Continued) October 31, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
HEALTH CARE SERVICES—3.8%
Gentiva Health Services Inc.*	137,701	$3,738,581
IPC The Hospitalist Co., Inc.*	152,000	3,094,720
Quest Diagnostics Inc.	66,800	3,126,240
		9,959,541
HEALTH CARE SUPPLIES—1.9%
Inverness Medical Innovations Inc.*	253,500	4,854,525
Power Medical Interventions Inc.*	274,100	194,610
		5,049,135
LIFE SCIENCES TOOLS & SERVICES—4.4%
Icon PLC*#	47,500	1,205,074
Illumina Inc.*	126,380	3,896,294
Invitrogen Corp.*	25,000	719,750
Luminex Corp.*	90,000	1,678,500
Parexel International Corp.*	172,674	1,795,810
Thermo Fisher Scientific Inc.*	63,150	2,563,890
		11,859,318
MANAGED HEALTH CARE—5.7%
AMERIGROUP Corp.*	212,000	5,300,000
Humana Inc.*	120,600	3,568,554
UnitedHealth Group Inc.	275,250	6,531,683
		15,400,237
PHARMACEUTICALS—24.5%
Abbott Laboratories	189,350	10,442,653
Allergan Inc.	20,000	793,400
Ardea Biosciences Inc.*	64,000	649,600
Auxilium Pharmaceuticals Inc.*	130,600	2,566,290
Bayer AG#	11,850	662,666
Eli Lilly & Co.	60,000	2,029,200
Johnson & Johnson	179,400	11,004,396
Medicines Co.,/The*	96,150	1,675,895
Medicis Pharmaceutical Corp.	67,750	966,793
Mylan Inc.*	554,850	4,755,065
Optimer Pharmaceuticals Inc.*	400,000	1,660,000
Par Pharmaceutical Cos., Inc*	170,719	1,707,190
Perrigo Co.	73,250	2,490,500
Pfizer Inc.	230,000	4,073,300
Shire PLC#	71,300	2,812,785
Teva Pharmaceutical Industries Ltd.#	92,450	3,964,256
Watson Pharmaceuticals Inc.*	75,000	1,962,750
Wyeth	310,000	9,975,800
XenoPort Inc.	28,400	1,181,724
		65,374,263

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND

Schedule of Investments (Continued) October 31, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
SPECIALIZED CONSUMER SERVICES—.3%
Stewart Enterprises Inc., Cl. A	130,000	$672,100
TOTAL COMMON STOCKS (Cost $265,256,178)		230,614,627
SHORT-TERM INVESTMENTS—12.7%	PRINCIPAL AMOUNTS
TIME DEPOSITS
Citibank London, .96%, 11/3/08	$10,600,000	10,600,000
HSBC Bank USA, Grand Cayman, .96%, 11/3/08	2,014,517	2,014,517
JP Morgan Chase London, .96%, 11/3/08	10,600,000	10,600,000
Wells Fargo Grand Cayman, .96%, 11/3/08	10,600,000	10,600,000
TOTAL TIME DEPOSITS (Cost $33,814,517)		33,814,517
Total Investments (Cost $299,070,695)(a)	99.0%	264,429,144
Other Assets in Excess of Liabilities	1.0	2,712,878
NET ASSETS	100.0%	$267,142,022

  *  Non-income producing security.

  #  American Depositary Receipts.

  (a)  At October 31, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $307,155,240 amounted to $42,726,095 which consisted of aggregate gross unrealized appreciation of $7,303,679 and aggregate gross unrealized depreciation of $50,029,774.

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMIDCAP GROWTH FUND

Schedule of Investments October 31, 2008

COMMON STOCKS—93.8%	SHARES	VALUE
AEROSPACE & DEFENSE—1.5%
Alliant Techsystems Inc.*	47,750	$3,941,285
BE Aerospace Inc.*	187,300	2,410,551
		6,351,836
AIRLINES—.8%
Airtran Holdings Inc.*	795,530	3,253,718
APPAREL RETAIL—2.0%
Aeropostale Inc.*	121,450	2,940,304
AnnTaylor Stores Corp.*	175,550	2,206,663
Urban Outfitters Inc.*	153,850	3,344,699
		8,491,666
APPLICATION SOFTWARE—5.9%
Ansys Inc.*	100,675	2,882,325
Concur Technologies Inc.*	138,300	3,489,309
Informatica Corp.*	354,950	4,987,048
PROS Holdings Inc.*	305,100	1,638,387
Solera Holdings Inc.*	237,206	5,904,057
Synchronoss Technologies Inc.*	223,800	1,738,926
Taleo Corp.*	298,800	4,123,440
		24,763,492
ASSET MANAGEMENT & CUSTODY BANKS—.8%
Affiliated Managers Group Inc.*	74,962	3,476,738
BIOTECHNOLOGY—7.9%
Acorda Therapeutics Inc.*	103,700	2,115,480
Alexion Pharmaceuticals Inc.*	138,050	5,625,537
Cephalon Inc.*	53,650	3,847,778
Cepheid Inc.*	162,800	1,932,436
Cubist Pharmaceuticals Inc.*	246,700	6,263,713
ImClone Systems Inc.*	58,950	4,053,402
OSI Pharmaceuticals Inc.*	98,800	3,749,460
United Therapeutics Corp.*	64,600	5,635,058
		33,222,864
CASINOS & GAMING—1.2%
Bally Technologies Inc.*	226,545	5,017,972
COAL & CONSUMABLE FUELS—.7%
International Coal Group Inc.*	608,450	2,847,546
COMMUNICATIONS EQUIPMENT—2.5%
Nice Systems Ltd.*#	228,600	5,111,496
Polycom Inc.*	164,350	3,452,994
Sonus Networks Inc.*	815,950	1,803,250
		10,367,740
COMPUTER & ELECTRONICS RETAIL—.7%
GameStop Corp., Cl. A*	104,950	2,874,581

THE ALGER FUNDS | ALGER SMIDCAP GROWTH FUND

Schedule of Investments (Continued) October 31, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
COMPUTER HARDWARE—1.2%
NCR Corp.*	282,925	$5,171,869
CONSTRUCTION & ENGINEERING—1.3%
Aecom Technology Corp.*	230,890	4,070,591
Shaw Group Inc.,/The*	81,250	1,453,563
		5,524,154
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.0%
Bucyrus International Inc.	83,550	2,016,061
Titan Machinery Inc.*	175,200	2,168,976
		4,185,037
DATA PROCESSING & OUTSOURCED SERVICES—3.2%
Genpact Ltd.*	113,000	884,790
NeuStar Inc., Cl. A*	193,300	3,808,010
TeleTech Holdings Inc.*	376,450	3,403,108
VeriFone Holdings Inc.*	280,100	3,181,936
Wright Express Corp.*	162,000	2,217,780
		13,495,624
DISTILLERS & VINTNERS—1.0%
Central European Distribution Corp.*	144,350	4,155,836
DISTRIBUTORS—1.2%
LKQ Corp.*	425,500	4,867,720
EDUCATION SERVICES—1.5%
ITT Educational Services Inc.*	71,150	6,236,298
ELECTRIC UTILITIES—1.2%
ITC Holdings Corp.	128,850	5,228,733
ELECTRICAL COMPONENTS & EQUIPMENT—2.8%
Ametek Inc.	144,100	4,791,325
JA Solar Holdings Co., Ltd.*#	352,550	1,692,240
Roper Industries Inc.	87,550	3,970,392
Sunpower Corp., Cl. B*	39,417	1,167,137
		11,621,094
ELECTRONIC COMPONENTS—.7%
Dolby Laboratories Inc., Cl. A*	94,200	2,973,894
ENVIRONMENTAL & FACILITIES SERVICES—1.7%
EnergySolutions Inc.	323,450	1,458,759
Waste Connections Inc.*	171,900	5,818,815
		7,277,574
FERTILIZERS & AGRICULTURAL CHEMICALS—.5%
Terra Industries Inc.	96,150	2,114,339
FOOTWEAR—1.0%
Iconix Brand Group Inc.*	406,600	4,427,874

THE ALGER FUNDS | ALGER SMIDCAP GROWTH FUND

Schedule of Investments (Continued) October 31, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
HEALTH CARE EQUIPMENT—4.7%
Hologic Inc.*	139,250	$1,704,420
Intuitive Surgical Inc.*	15,300	2,643,687
Masimo Corp.*	129,150	4,131,508
Meridian Bioscience Inc.	227,700	5,596,866
Thoratec Corp.*	227,500	5,601,050
		19,677,531
HEALTH CARE FACILITIES—2.2%
Community Health Systems Inc.*	224,100	4,594,050
Tenet Healthcare Corp.*	1,102,050	4,826,979
		9,421,029
HEALTH CARE SERVICES—1.9%
IPC The Hospitalist Co., Inc.*	256,250	5,217,250
Immucor Inc.*	113,350	3,009,442
		8,226,692
HOUSEWARES & SPECIALTIES—1.0%
Tupperware Brands Corp.	163,500	4,136,550
INDUSTRIAL GASES—.8%
Airgas Inc.	88,650	3,400,614
INTEGRATED TELECOMMUNICATION SERVICES—.6%
Cincinnati Bell Inc.*	1,054,400	2,520,016
INTERNET RETAIL—.7%
priceline.com Inc.*	53,550	2,818,336
INTERNET SOFTWARE & SERVICES—.5%
Omniture Inc.*	184,800	2,125,200
INVESTMENT BANKING & BROKERAGE—1.9%
Investment Technology Group Inc.*	129,350	2,640,034
Lazard Ltd., Cl. A	176,550	5,326,514
		7,966,548
IT CONSULTING & OTHER SERVICES—1.0%
SI International Inc.*	139,450	4,016,160
LEISURE FACILITIES—.8%
Life Time Fitness Inc.*	183,700	3,497,648
LEISURE PRODUCTS—2.3%
Gildan Activewear Inc.*	257,550	6,016,368
Phillips-Van Heusen Corp.	142,050	3,481,645
		9,498,013
LIFE SCIENCES TOOLS & SERVICES—3.1%
Icon PLC*#	202,000	5,124,740
Illumina Inc.*	161,700	4,985,211
Parexel International Corp.*	290,400	3,020,160
		13,130,111

THE ALGER FUNDS | ALGER SMIDCAP GROWTH FUND

Schedule of Investments (Continued) October 31, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
METAL & GLASS CONTAINERS—1.4%
Silgan Holdings Inc.	129,800	$6,040,892
MOVIES & ENTERTAINMENT—.9%
DreamWorks Animation SKG Inc.*	140,250	3,941,025
OFFICE REITS—1.1%
Digital Realty Trust Inc.	132,500	4,436,100
OIL & GAS EQUIPMENT & SERVICES—3.2%
Cal Dive International Inc.*	479,250	4,078,418
Cameron International Corp.*	143,000	3,469,180
IHS Inc., Cl. A*	105,200	3,723,028
T-3 Energy Services Inc.*	90,613	2,184,679
		13,455,305
OIL & GAS EXPLORATION & PRODUCTION—4.8%
Carrizo Oil & Gas Inc.*	124,200	2,905,038
Concho Resources Inc.*	243,700	5,178,625
Petrobank Energy & Resources Ltd.*	141,328	2,673,475
Range Resources Corp.	123,150	5,199,393
Whiting Petroleum Corp.*	81,000	4,211,190
		20,167,721
PACKAGED FOODS & MEATS—1.3%
Hain Celestial Group Inc.*	237,550	5,520,662
PHARMACEUTICALS—3.0%
Auxilium Pharmaceuticals Inc.*	82,600	1,623,090
Mylan Inc.*	603,850	5,174,994
Perrigo Co.	171,900	5,844,600
		12,642,684
PROPERTY & CASUALTY INSURANCE—.8%
First Mercury Financial Corp.*	309,400	3,338,426
REGIONAL BANKS—1.0%
Signature Bank*	129,410	4,216,178
REINSURANCE—.6%
Platinum Underwriters Holdings Ltd.	76,750	2,436,045
RESEARCH & CONSULTING SERVICES—1.3%
FTI Consulting Inc.*	93,950	5,472,587
RESTAURANTS—1.1%
Darden Restaurants Inc.	211,200	4,682,304
SECURITY & ALARM SERVICES—1.4%
Geo Group Inc.,/The*	332,700	5,875,482

THE ALGER FUNDS | ALGER SMIDCAP GROWTH FUND

Schedule of Investments (Continued) October 31, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
SEMICONDUCTORS—3.8%
Atheros Communications Inc.*	278,250	$5,000,153
Intersil Corp.	153,550	2,102,100
Microsemi Corp.*	273,000	5,935,020
ON Semiconductor Corp.*	547,550	2,797,980
		15,835,253
TECHNOLOGY DISTRIBUTORS—.7%
Mellanox Technologies Ltd.*	389,955	3,026,051
THRIFTS & MORTGAGE FINANCE—2.1%
Brookline Bancorp Inc.	284,400	3,327,480
People's United Financial Inc.	313,000	5,477,500
		8,804,980
WIRELESS TELECOMMUNICATION SERVICES—1.5%
SBA Communications Corp.*	298,700	6,269,713
TOTAL COMMON STOCKS (Cost $561,644,632)		394,544,055
SHORT-TERM INVESTMENTS—5.4%	PRINCIPAL AMOUNT
TIME DEPOSITS
Citibank London, .96%, 11/3/08	$15,900,000	15,900,000
JP Morgan Chase London, .96%, 11/3/08	6,642,479	6,642,479
TOTAL TIME DEPOSITS (Cost $22,542,479)		22,542,479
Total Investments (Cost $584,187,111)(a)	99.2%	417,086,534
Other Assets in Excess of Liabilities	0.8	3,231,286
NET ASSETS	100.0%	$420,317,820

  *  Non-income producing security.

  #  American Depositary Receipts.

  (a)  At October 31, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $587,462,590 amounted to $170,376,056 which consisted of aggregate gross unrealized appreciation of $6,694,117 and aggregate gross unrealized depreciation of $177,070,173.

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER GROWTH OPPORTUNITIES FUND

Schedule of Investments October 31, 2008

COMMON STOCKS—93.9%	SHARES	VALUE
AEROSPACE & DEFENSE—2.4%
Alliant Techsystems Inc.*	555	$45,810
BE Aerospace Inc.*	1,620	20,849
Esterline Technologies Corp.*	1,070	38,574
		105,233
APPAREL RETAIL—.7%
AnnTaylor Stores Corp.*	2,430	30,545
APPLICATION SOFTWARE—7.0%
Ansys Inc.*	1,715	49,100
Concur Technologies Inc.*	1,430	36,079
Informatica Corp.*	3,875	54,444
Solera Holdings Inc.*	2,945	73,301
Taleo Corp.*	2,730	37,674
VanceInfo Technologies Inc.*#	8,290	60,932
		311,530
ASSET MANAGEMENT & CUSTODY BANKS—2.0%
Affiliated Managers Group Inc.*	805	37,336
Riskmetrics Group Inc.*	3,185	49,081
		86,417
BIOTECHNOLOGY—5.1%
Acorda Therapeutics Inc.*	1,045	21,318
Alexion Pharmaceuticals Inc.*	1,220	49,715
Cephalon Inc.*	595	42,673
Cepheid Inc.*	2,445	29,022
Molecular Insight Pharmaceuticals Inc.*	5,155	25,775
United Therapeutics Corp.*	645	56,263
		224,766
CASINOS & GAMING—2.0%
Bally Technologies Inc.*	2,205	48,841
WMS Industries Inc.*	1,585	39,625
		88,466
COAL & CONSUMABLE FUELS—.6%
International Coal Group Inc.*	5,835	27,308
COMMUNICATIONS EQUIPMENT—2.3%
Nice Systems Ltd.*#	2,760	61,714
Polycom Inc.*	1,870	39,289
		101,003
COMPUTER & ELECTRONICS RETAIL—.6%
GameStop Corp., Cl. A*	985	26,979
COMPUTER HARDWARE—1.1%
NCR Corp.*	2,700	49,356
COMPUTER STORAGE & PERIPHERALS—.9%
Data Domain Inc.*	2,055	37,935

THE ALGER FUNDS | ALGER GROWTH OPPORTUNITIES FUND

Schedule of Investments (Continued) October 31, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
CONSTRUCTION & ENGINEERING—1.4%
Aecom Technology Corp.*	2,480	$43,722
Shaw Group Inc.,/The*	1,005	17,979
		61,701
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.2%
Bucyrus International Inc.	1,055	25,457
Titan Machinery Inc.*	2,185	27,050
		52,507
DATA PROCESSING & OUTSOURCED SERVICES—1.9%
NeuStar Inc., Cl. A*	2,380	46,886
TeleTech Holdings Inc.*	4,165	37,652
		84,538
DISTILLERS & VINTNERS—.8%
Central European Distribution Corp.*	1,215	34,980
DISTRIBUTORS—1.1%
LKQ Corp.*	4,085	46,732
ELECTRIC UTILITIES—1.3%
ITC Holdings Corp.	1,420	57,624
ELECTRICAL COMPONENTS & EQUIPMENT—1.5%
Ametek Inc.	1,515	50,374
JA Solar Holdings Co., Ltd.*#	3,700	17,760
		68,134
ELECTRONIC COMPONENTS—.7%
Dolby Laboratories Inc., Cl. A*	965	30,465
ENVIRONMENTAL & FACILITIES SERVICES—1.7%
EnergySolutions Inc.	3,605	16,259
Waste Connections Inc.*	1,790	60,592
		76,851
FERTILIZERS & AGRICULTURAL CHEMICALS—.6%
Terra Industries Inc.	1,170	25,728
FOOTWEAR—1.2%
Deckers Outdoor Corp.*	610	51,765
HEALTH CARE EQUIPMENT—3.5%
Hologic Inc.*	1,410	17,258
Insulet Corp.*	3,660	20,496
Meridian Bioscience Inc.	2,270	55,797
Micrus Endovascular Corp.*	5,065	59,767
		153,318
HEALTH CARE FACILITIES—2.1%
Community Health Systems Inc.*	2,395	49,098
Tenet Healthcare Corp.*	9,500	41,610
		90,708

THE ALGER FUNDS | ALGER GROWTH OPPORTUNITIES FUND

Schedule of Investments (Continued) October 31, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
HEALTH CARE SERVICES—3.0%
Gentiva Health Services Inc.*	2,745	$74,527
IPC The Hospitalist Co., Inc.*	2,885	58,739
		133,266
HEALTH CARE SUPPLIES—.4%
RTI Biologics Inc.*	5,260	16,043
HOME ENTERTAINMENT SOFTWARE—.4%
THQ Inc.*	2,640	19,668
HOTELS RESORTS & CRUISE LINES—.7%
Ctrip.com International Ltd.#	1,075	32,874
HOUSEHOLD PRODUCTS—.5%
Energizer Holdings Inc.*	460	22,476
INDUSTRIAL MACHINERY—2.4%
Clarcor Inc.	1,690	59,809
RBC Bearings Inc.*	1,925	45,680
		105,489
INTERNET RETAIL—.6%
priceline.com Inc.*	535	28,157
INTERNET SOFTWARE & SERVICES—2.7%
GSI Commerce Inc.*	3,875	40,106
Interwoven Inc.*	3,535	44,576
VistaPrint Ltd.*	2,105	35,932
		120,614
INVESTMENT BANKING & BROKERAGE—1.8%
Investment Technology Group Inc.*	1,470	30,003
Lazard Ltd., Cl. A	1,630	49,177
		79,180
IT CONSULTING & OTHER SERVICES—1.1%
Ness Technologies Inc.*	6,400	47,296
LEISURE FACILITIES—.9%
Life Time Fitness Inc.*	2,125	40,460
LEISURE PRODUCTS—2.5%
American Apparel Inc.*	8,280	48,686
Gildan Activewear Inc.*	2,600	60,736
		109,422
LIFE SCIENCES TOOLS & SERVICES—2.9%
Icon PLC*#	1,910	48,457
Illumina Inc.*	1,710	52,719
Parexel International Corp.*	2,670	27,768
		128,944

THE ALGER FUNDS | ALGER GROWTH OPPORTUNITIES FUND

Schedule of Investments (Continued) October 31, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
METAL & GLASS CONTAINERS—1.4%
Silgan Holdings Inc.	1,375	$63,993
MOVIES & ENTERTAINMENT—1.3%
DreamWorks Animation SKG Inc.*	1,370	38,497
Regal Entertainment Group	1,625	20,865
		59,362
OFFICE REITS—1.2%
Digital Realty Trust Inc.	1,540	51,559
OIL & GAS EQUIPMENT & SERVICES—3.9%
Cal Dive International Inc.*	3,650	31,062
Cameron International Corp.*	1,420	34,449
Dril-Quip Inc.*	1,295	31,987
IHS Inc., Cl. A*	1,195	42,291
T-3 Energy Services Inc.*	1,330	32,066
		171,855
OIL & GAS EXPLORATION & PRODUCTION—3.5%
Carrizo Oil & Gas Inc.*	1,015	23,741
Concho Resources Inc.*	2,610	55,463
Petrobank Energy & Resources Ltd.*	1,155	21,849
Range Resources Corp.	1,265	53,408
		154,461
PACKAGED FOODS & MEATS—1.3%
Hain Celestial Group Inc.*	2,545	59,146
PHARMACEUTICALS—3.6%
Auxilium Pharmaceuticals Inc.*	805	15,818
Mylan Inc.*	6,790	58,190
Optimer Pharmaceuticals Inc.*	5,505	22,846
Perrigo Co.	1,845	62,730
		159,584
REGIONAL BANKS—1.2%
Signature Bank*	1,570	51,151
RESEARCH & CONSULTING SERVICES—1.3%
FTI Consulting Inc.*	1,015	59,124
RESTAURANTS—1.2%
Darden Restaurants Inc.	2,365	52,432
SECURITY & ALARM SERVICES—1.4%
Geo Group Inc.,/The*	3,480	61,456
SEMICONDUCTORS—4.2%
Atheros Communications Inc.*	2,980	53,551
Cavium Networks Inc.*	2,270	28,920
Microsemi Corp.*	2,965	64,459
ON Semiconductor Corp.*	7,575	38,708
		185,638

THE ALGER FUNDS | ALGER GROWTH OPPORTUNITIES FUND

Schedule of Investments (Continued) October 31, 2008

COMMON STOCKS—(CONT.)	SHARES	VALUE
TECHNOLOGY DISTRIBUTORS—.9%
Mellanox Technologies Ltd.*	4,900	$38,023
THRIFTS & MORTGAGE FINANCE—2.3%
Brookline Bancorp Inc.	3,530	41,301
People's United Financial Inc.	3,490	61,075
		102,376
WIRELESS TELECOMMUNICATION SERVICES—1.6%
SBA Communications Corp.*	3,365	70,630
TOTAL COMMON STOCKS (Cost $5,859,055)		4,149,268
SHORT-TERM INVESTMENTS—5.0%	PRINCIPAL AMOUNT
TIME DEPOSITS
Brown Brothers Harriman Cayman, .96%, 11/3/08	$20,460	20,460
Citibank London, .96%, 11/3/08	100,000	100,000
JP Morgan Chase London, .96%, 11/3/08	100,000	100,000
TOTAL TIME DEPOSITS (Cost $220,460)		220,460
Total Investments (Cost $6,079,515)(a)	98.9%	4,369,728
Other Assets in Excess of Liabilities	1.1	50,275
NET ASSETS	100.0%	$4,420,003

  *  Non-income producing security.

  #  American Depositary Receipts.

  (a)  At October 31, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $6,087,640 amounted to $1,717,912 which consisted of aggregate gross unrealized appreciation of $31,663 and aggregate gross unrealized depreciation of $1,749,575.

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MONEY MARKET FUND

Schedule of Investments October 31, 2008

U.S. AGENCY OBLIGATIONS—95.7%	PRINCIPAL AMOUNT	VALUE
Federal Agricultural Mortgage Association, 1.25%, 11/20/08	$5,000,000	$4,996,701
Federal Home Loan Bank, 2.09%, 11/3/08 2.06%, 11/4/08 0.90%, 11/24/08 0.90%, 11/25/08 1.31%, 12/1/08 1.31%, 12/10/08	6,000,000 8,000,000 9,000,000 9,000,000 5,000,000 5,000,000	5,999,303 7,998,627 8,994,825 8,994,600 4,994,542 4,992,904
Federal National Mortgage Association, 2.12%, 11/4/08	7,000,000	6,998,787
TOTAL U.S. AGENCY OBLIGATIONS (Cost $53,970,289)		53,970,289
SHORT-TERM INVESTMENTS—4.3%
TIME DEPOSITS
Citibank London, .96%, 11/3/08	2,200,000	2,200,000
JP Morgan Chase London, .96%, 11/3/08	228,691	228,691
TOTAL TIME DEPOSITS (Cost $2,428,691)		2,428,691
Total Investments (Cost $56,398,980)(a)	100.0%	56,398,980
Liabilities in Excess of Other Assets	—	(3,624)
NET ASSETS	100.0%	$56,395,356

  (a)  At October 31, 2008, the net unrealized appreciation on investments, based on cost of federal income tax purposes was the same as the cost for financial reporting purposes.

See Notes to Financial Statements.

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THE ALGER FUNDS

Statements of Assets and Liabilities October 31, 2008

(in thousands, except per share amounts)

	LargeCap Growth Fund	SmallCap Growth Fund	Balanced Fund	MidCap Growth Fund
ASSETS:
Investments in securities, at value (identified cost)* see accompanying schedules of investments	$254,525	$302,455	$63,260	$302,309
Cash	4	—	—	1
Receivable for investment securities sold	9,020	3,758	104	18,954
Receivable foreign currency contracts	1	—	—	—
Receivable for shares of beneficial interest sold	255	470	46	583
Dividends and interest receivable	192	26	317	85
Receivable from Investment Manager	—	—	—	—
Prepaid expenses	93	101	47	117
Total Assets	264,090	306,810	63,774	322,049
LIABILITES:
Payable for investment securities purchased	6,529	3,305	584	16,832
Payable foreign currency contracts	—	—	—	1
Payable for shares of beneficial interest redeemed	316	1,458	90	1,177
Due to Custodian	—	—	—	—
Accrued investment advisory fees	212	289	45	276
Accrued transfer agent fees	124	145	35	154
Accrued distribution fees	179	127	46	187
Accrued administrative fees	8	10	2	10
Accrued expenses	103	112	51	181
Total Liabilites	7,471	5,446	853	18,818
NET ASSETS	$256,619	$301,364	$62,921	$303,231
Net Assets Consist of:
Paid in capital	$521,772	$482,266	$95,045	$577,497
Undistributed net investment income (accumulated loss)	—	—	850	—
Undistributed net realized gain (accumulated loss)	(154,207)	(62,359)	(12,428)	(134,705)
Net unrealized appreciation (depreciation) of investments	(110,946)	(118,543)	(20,546)	(139,561)
NET ASSETS	$256,619	$301,364	$62,921	$303,231
SHARES OF BENEFICIAL INTEREST OUTSTANDING—NOTE 6
Class A	16,652	59,216	1,833	46,333
Class B	12,699	6,033	1,250	18,917
Class C	3,491	4,763	664	10,038
Class I	—	—	—	—
Class A — Net Asset Value Per Share	$8.20	$4.37	$16.97	$4.26
Class A — Offering Price Per Share	$8.65	$4.61	$17.91	$4.50
Class B — Net Asset Value and Offering Price Per Share	$7.42	$3.94	$16.61	$3.66
Class C — Net Asset Value and Offering Price Per Share	$7.42	$3.95	$16.66	$3.64
Class I — Net Asset Value and Offering Price Per Share	$—	$—	$—	$—
*Identified cost	$365,463	$420,998	$83,806	$441,870

See Notes to Financial Statements.

	Capital Appreciation Fund	Health Sciences Fund	SMidCap Growth Fund	Growth Opportunities Fund
ASSETS:
Investments in securities, at value (identified cost)* see accompanying schedules of investments	$517,362	$264,430	$417,086	$4,370
Cash	—	—	—	—
Receivable for investment securities sold	47,038	9,191	7,452	—
Receivable foreign currency contracts	—	—	—	—
Receivable for shares of beneficial interest sold	2,022	1,085	2,440	47
Dividends and interest receivable	657	123	113	1
Receivable from Investment Manager	—	—	—	4
Prepaid expenses	138	85	126	19
Total Assets	567,217	274,914	427,217	4,441
LIABILITES:
Payable for investment securities purchased	31,869	4,648	4,763	—
Payable foreign currency contracts	—	—	—	—
Payable for shares of beneficial interest redeemed	1,226	2,518	1,340	—
Due to Custodian	1	—	—	—
Accrued investment advisory fees	491	251	387	4
Accrued transfer agent fees	260	99	151	1
Accrued distribution fees	265	153	162	2
Accrued administrative fees	17	9	13	—
Accrued expenses	146	94	83	14
Total Liabilites	34,275	7,772	6,899	21
NET ASSETS	$532,942	$267,142	$420,318	$4,420
Net Assets Consist of:
Paid in capital	$1,156,747	$337,068	$653,183	$6,573
Undistributed net investment income (accumulated loss)	—	—	—	—
Undistributed net realized gain (accumulated loss)	(460,837)	(35,283)	(65,764)	(443)
Net unrealized appreciation (depreciation) of investments	(162,968)	(34,643)	(167,101)	(1,710)
NET ASSETS	$532,942	$267,142	$420,318	$4,420
SHARES OF BENEFICIAL INTEREST OUTSTANDING—NOTE 6
Class A	43,367	13,206	30,818	346
Class B	7,043	1,291	944	—
Class C	8,722	5,439	4,422	137
Class I	—	—	7,290	192
Class A — Net Asset Value Per Share	$9.24	$13.65	$9.72	$6.55
Class A — Offering Price Per Share	$9.75	$14.41	$10.26	$6.91
Class B — Net Asset Value and Offering Price Per Share	$8.40	$12.92	$9.23	$—
Class C — Net Asset Value and Offering Price Per Share	$8.40	$12.92	$9.24	$6.51
Class I — Net Asset Value and Offering Price Per Share	$—	$—	$9.75	$6.55
*Identified cost	$680,330	$299,071	$584,187	$6,080

THE ALGER FUNDS

Statements of Assets and Liabilities October 31, 2008

(in thousands, except per share amounts)

Money Market Fund
ASSETS:
Investments in securities, at value (identified cost)* see accompanying schedules of investments	$56,399
Receivable for shares of beneficial interest sold	203
Prepaid expenses	30
Total Assets	56,632
LIABILITES:
Payable for shares of beneficial interest redeemed	146
Accrued investment advisory fees	27
Accrued transfer agent fees	16
Accrued administrative fees	2
Accrued expenses	46
Total Liabilites	237
NET ASSETS	$56,395
Net Assets Consist of:
Paid in capital	$56,613
Undistributed net investment income (accumulated loss)	—
Undistributed net realized gain (accumulated loss)	(218)
NET ASSETS	$56,395
SHARES OF BENEFICIAL INTEREST OUTSTANDING—NOTE 6	56,492
Net Asset Value Per Share	$1.00
*Identified cost	$56,399

See Notes to Financial Statements.

THE ALGER FUNDS

Statements of Operations (in thousands)

For the year ended October 31, 2008

LargeCap Growth Fund
INCOME:
Dividends (net of foreign withholding taxes*)	$4,446
Interest and other income	337
Total Income	4,783
EXPENSES:
Advisory fees—Note 3(a)	2,848
Distribution fees—Note 3(b):
Class A	518
Class B	1,550
Class C	392
Administrative fees—Note 3(a)	131
Custodian fees	70
Transfer agent fees—Note 3(e)	720
Professional fees	63
Registration fees	185
Miscellaneous	194
Total Expenses	6,671
NET INVESTMENT LOSS	(1,888)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized loss on investments	(18,141)
Net realized gain on foreign currency transactions	317
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(180,125)
Net realized and unrealized gain (loss) on investments and foreign currency	(197,949)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(199,837)
*Foreign withholding taxes	$29

See Notes to Financial Statements.

THE ALGER FUNDS

Statements of Operations (in thousands)

For the period ended October 31, 2008

	SmallCap Growth Fund	Balanced Fund	MidCap Growth Fund	Capital Appreciation Fund
INCOME:
Dividends (net of foreign withholding taxes*)	$819	$739	$2,861	$5,720
Interest and other income	480	1,763	821	1,556
Total Income	1,299	2,502	3,682	7,276
EXPENSES:
Advisory fees—Note 3(a)	3,708	631	4,483	6,193
Distribution fees—Note 3(b):
Class A	958	92	921	1,353
Class B	409	373	1,526	1,205
Class C	339	150	689	1,033
Class I	—	—	—	—
Administrative fees—Note 3(a)	150	29	193	246
Interest expense—Note 5	—	—	4	1
Custodian fees	47	29	134	142
Transfer agent fees—Note 3(e)	879	181	903	1,340
Professional fees	85	13	113	95
Registration fees	56	21	39	59
Miscellaneous	237	50	304	319
Total Expenses	6,868	1,569	9,309	11,986
Less, expense reimbursements Note 3(a)	—	(80)	—	—
Net Expenses	6,868	1,489	9,309	11,986
NET INVESTMENT INCOME (LOSS)	(5,569)	1,013	(5,627)	(4,710)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized loss on investments	(26,048)	(362)	(140,107)	(122,313)
Net realized gain on foreign currency transactions	—	23	1,215	1,097
Net realized gain (loss) on options written	—	—	3,142	(409)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(231,950)	(30,462)	(260,748)	(246,483)
Net change in unrealized appreciation (depreciation) on options	—		—	7,720
Net realized and unrealized loss on investments, options and foreign currency	(257,998)	(30,801)	(388,778)	(368,108)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(263,567)	$(29,788)	$(394,405)	$(372,818)
*Foreign withholding taxes	$—	$9	$58	$41

See Notes to Financial Statements.

	Health Sciences Fund	SMidCap Growth Fund	Growth Opportunities Fund	Money Market Fund
INCOME:
Dividends (net of foreign withholding taxes*)	$1,601	$1,203	$7	$—
Interest and other income	902	683	3	1,538
Total Income	2,503	1,886	10	1,538
EXPENSES:
Advisory fees—Note 3(a)	2,635	3,985	21	256
Distribution fees—Note 3(b):
Class A	557	963	2	—
Class B	213	137	—	—
Class C	810	552	4	—
Class I	—	95	3	—
Administrative fees—Note 3(a)	105	155	1	18
Interest expense—Note 5	—	—	—	—
Custodian fees	37	56	21	14
Transfer agent fees—Note 3(e)	445	726	11	106
Professional fees	41	64	5	11
Registration fees	62	93	—	17
Miscellaneous	133	222	11	44
Total Expenses	5,038	7,048	79	466
Less, expense reimbursements Note 3(a)	—	—	(42)	—
Net Expenses	5,038	7,048	37	466
NET INVESTMENT INCOME (LOSS)	(2,535)	(5,162)	(27)	1,072
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized loss on investments	(33,501)	(65,732)	(443)	—
Net realized gain on foreign currency transactions	5	—	—	—
Net realized gain (loss) on options written	—	—	—	—
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(62,406)	(218,784)	(1,710)	—
Net change in unrealized appreciation (depreciation) on options	—	3	—	—
Net realized and unrealized loss on investments, options and foreign currency	(95,899)	(284,516)	(2,153)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(98,434)	$(289,678)	$(2,180)	$1,072
*Foreign withholding taxes	$54	$—	$—	$—

THE ALGER FUNDS

Statements of Changes in Net Assets (in thousands)

	LargeCap Growth Fund		SmallCap Growth Fund
	For the Year Ended October 31, 2008	For the Year Ended October 31, 2007	For the Year Ended October 31, 2008	For the Year Ended October 31, 2007
Net investment income (loss)	$(1,888)	$(2,177)	$(5,569)	$(5,059)
Net realized gain (loss) on investments, options and foreign currency transactions	(17,824)	63,015	(26,048)	54,478
Net change in unrealized appreciation (depreciation) on investments, options and foreign currency translations	(180,125)	43,948	(231,950)	62,205
Net increase (decrease) in net assets resulting from operations	(199,837)	104,786	(263,567)	111,624
Dividends and distributions to shareholders from:
Net investment income
Class A	—	—	—	—
Class B	—	—	—	—
Class C	—	—	—	—
Net realized gains
Class A	—	—	—	—
Class B	—	—	—	—
Class C	—	—	—	—
Total dividends and distributions to shareholders	—	—	—	—
Increase (decrease) from shares of beneficial interest transactions:
Class A	15,747	22,232	(1,378)	171,083
Class B	(36,354)	(64,364)	(10,985)	(13,645)
Class C	758	(4,983)	(9,411)	21,116
Net increase (decrease) from shares of beneficial interest transactions—Note 6	(19,849)	(47,115)	(21,774)	178,554
Total increase (decrease)	(219,686)	57,671	(285,341)	290,178
Net Assets:
Beginning of year	476,305	418,634	586,705	296,527
END OF YEAR	$256,619	$476,305	$301,364	$586,705
Undistributed net investment income (accumulated loss)	$—	$—	$—	$—

See Notes to Financial Statements.

	Balanced Fund		MidCap Growth Fund
	For the Year Ended October 31, 2008	For the Year Ended October 31, 2007	For the Year Ended October 31, 2008	For the Year Ended October 31, 2007
Net investment income (loss)	$1,013	$872	$(5,627)	$(6,406)
Net realized gain (loss) on investments, options and foreign currency transactions	(339)	13,122	(135,750)	150,420
Net change in unrealized appreciation (depreciation) on investments, options and foreign currency translations	(30,462)	4,277	(253,028)	75,272
Net increase (decrease) in net assets resulting from operations	(29,788)	18,271	(394,405)	219,286
Dividends and distributions to shareholders from:
Net investment income
Class A	(496)	(601)	—	—
Class B	(266)	(369)	—	—
Class C	(102)	(131)	—	—
Net realized gains
Class A	—	—	(71,511)	(33,472)
Class B	—	—	(38,204)	(24,034)
Class C	—	—	(15,167)	(7,865)
Total dividends and distributions to shareholders	(864)	(1,101)	(124,882)	(65,371)
Increase (decrease) from shares of beneficial interest transactions:
Class A	8,873	(12,799)	72,381	37,125
Class B	(21,404)	(22,319)	(13,450)	(40,649)
Class C	(692)	(8,007)	14,055	(1,142)
Net increase (decrease) from shares of beneficial interest transactions—Note 6	(13,223)	(43,125)	72,986	(4,666)
Total increase (decrease)	(43,875)	(25,955)	(446,301)	149,249
Net Assets:
Beginning of year	106,796	132,751	749,532	600,283
END OF YEAR	$62,921	$106,796	$303,231	$749,532
Undistributed net investment income (accumulated loss)	$850	$639	$—	$(1,185)

THE ALGER FUNDS

Statements of Changes in Net Assets (in thousands)

	Capital Appreciation Fund		Health Sciences Fund
	For the Year Ended October 31, 2008	For the Year Ended October 31, 2007	For the Year Ended October 31, 2008	For the Year Ended October 31, 2007
Net investment loss	$(4,710)	$(4,915)	$(2,535)	$(1,426)
Net realized gain on investments, options and foreign currency transactions	(121,625)	119,743	(33,496)	24,429
Net change in unrealized appreciation (depreciation) on investments, options and foreign currency translations	(246,483)	56,963	(62,403)	8,640
Net increase (decrease) in net assets resulting from operations	(372,818)	171,791	(98,434)	31,643
Distributions to shareholders from:
Net realized gains
Class A	—	—	(15,938)	(5,404)
Class B	—	—	(1,771)	(1,129)
Class C	—	—	(5,902)	(2,269)
Class I	—	—	—	—
Total distributions to shareholders	—	—	(23,611)	(8,802)
Increase from shares of beneficial interest transactions:
Class A	217,320	208,400	70,324	61,112
Class B	(74,519)	(54,873)	2,033	(2,178)
Class C	30,111	40,083	31,442	18,506
Class I	—	—	—	—
Net increase from shares of beneficial interest transactions—Note 6	172,912	193,610	103,799	77,440
Total increase (decrease)	(199,906)	365,401	(18,246)	100,281
Net Assets:
Beginning of period	732,848	367,447	285,388	185,107
END OF PERIOD	$532,942	$732,848	$267,142	$285,388
Undistributed net investment income (accumulated loss)	$—	$—	$—	$—

*Commenced operations March 3, 2008.

See Notes to Financial Statements.

	SMidCap Growth Fund		Growth Opportunities Fund*
	For the Year Ended October 31, 2008	For the Year Ended October 31, 2007	For the Period Ended October 31, 2008
Net investment loss	$(5,162)	$(1,255)	$(27)
Net realized gain on investments, options and foreign currency transactions	(65,732)	6,822	(443)
Net change in unrealized appreciation (depreciation) on investments, options and foreign currency translations	(218,784)	44,181	(1,710)
Net increase (decrease) in net assets resulting from operations	(289,678)	49,748	(2,180)
Distributions to shareholders from:
Net realized gains
Class A	(4,773)	(1,703)	—
Class B	(249)	(388)	—
Class C	(835)	(642)	—
Class I	(141)	—	—
Total distributions to shareholders	(5,998)	(2,733)	—
Increase from shares of beneficial interest transactions:
Class A	242,532	210,744	3,371
Class B	389	5,920	—
Class C	26,947	27,531	1,296
Class I	99,387	2,919	1,933
Net increase from shares of beneficial interest transactions—Note 6	369,255	247,114	6,600
Total increase (decrease)	73,579	294,129	4,420
Net Assets:
Beginning of period	346,739	52,610	—
END OF PERIOD	$420,318	$346,739	$4,420
Undistributed net investment income (accumulated loss)	$—	$—	$—

THE ALGER FUNDS

Statements of Changes in Net Assets (in thousands)

	Money Market Fund
	For the Year Ended October 31, 2008	For the Year Ended October 31, 2007
Net investment income	$1,072	$2,277
Net increase in net assets resulting from operations	1,072	2,277
Dividends to shareholders from:
Net investment income	(1,072)	(2,277)
Total dividends to shareholders	(1,072)	(2,277)
Net increase (decrease) from shares of beneficial interest transactions—Note 6	2,188	(861)
Total increase (decrease)	2,188	(861)
Net Assets:
Beginning of year	54,207	55,068
END OF YEAR	$56,395	$54,207
Undistributed net investment income (accumulated loss)	$—	$—

See Notes to Financial Statements.

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THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the year

ALGER LARGECAP GROWTH FUND	CLASS A		CLASS A
	Year ended 10/31/08	Year ended 10/31/07	Year ended 10/31/06	Year ended 10/31/05	Year ended 10/31/04
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of year	$14.25	$11.13	$10.48	$9.05	$8.87
Net investment income (loss) (i)	(0.01)	(0.01)	(0.02)	0.01	(0.07)
Net realized and unrealized gain (loss) on investments	(6.04)	3.13	0.67	1.42	0.25
Total from investment operations	(6.05)	3.12	0.65	1.43	0.18
Net asset value, end of year	$8.20	$14.25	$11.13	$10.48	$9.05
Total return (ii)	(42.5)%	28.0%	6.2%	15.8%	2.0%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$136,464	$224,617	$157,185	$157,205	$166,720
Ratio of expenses to average net assets	1.30%	1.34%	1.21%	1.37%	1.34%
Ratio of net investment income (loss) to average net assets	(0.10)%	(0.08)%	(0.14)%	0.05%	(0.72)%
Portfolio turnover rate	181.48%	171.78%	322.94%	249.17%	191.13%

(i)  Amount was computed based on average shares outstanding during the year.

(ii)  Does not reflect the effect of any sales charges.

See Notes to Financial Statements.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the year

ALGER LARGECAP GROWTH FUND	CLASS B
	Year ended 10/31/08	Year ended 10/31/07	Year ended 10/31/06	Year ended 10/31/05	Year ended 10/31/04
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of year	$12.99	$10.22	$9.70	$8.44	$8.33
Net investment income (loss) (i)	(0.09)	(0.09)	(0.09)	(0.07)	(0.13)
Net realized and unrealized gain (loss) on investments	(5.48)	2.86	0.61	1.33	0.24
Total from investment operations	(5.57)	2.77	0.52	1.26	0.11
Net asset value, end of year	$7.42	$12.99	$10.22	$9.70	$8.44
Total return (ii)	(42.9)%	27.1%	5.4%	14.9%	1.3%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$94,253	$206,695	$221,298	$260,786	$279,963
Ratio of expenses to average net assets	2.05%	2.10%	1.96%	2.12%	2.09%
Ratio of net investment income (loss) to average net assets	(0.87)%	(0.81)%	(0.91)%	(0.72)%	(1.46)%
Portfolio turnover rate	181.48%	171.78%	322.94%	249.17%	191.13%

(i)  Amount was computed based on average shares outstanding during the year.

(ii)  Does not reflect the effect of any sales charges.

See Notes to Financial Statements.

ALGER LARGECAP GROWTH FUND	CLASS C
	Year ended 10/31/08	Year ended 10/31/07	Year ended 10/31/06	Year ended 10/31/05	Year ended 10/31/04
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of year	$12.98	$10.21	$9.69	$8.43	$8.33
Net investment income (loss) (i)	(0.09)	(0.09)	(0.09)	(0.07)	(0.13)
Net realized and unrealized gain (loss) on investments	(5.47)	2.86	0.61	1.33	0.23
Total from investment operations	(5.56)	2.77	0.52	1.26	0.10
Net asset value, end of year	$7.42	$12.98	$10.21	$9.69	$8.43
Total return (ii)	(42.8)%	27.1%	5.4%	15.0%	1.2%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$25,902	$44,993	$40,151	$39,620	$42,196
Ratio of expenses to average net assets	2.05%	2.09%	1.96%	2.12%	2.09%
Ratio of net investment income (loss) to average net assets	(0.86)%	(0.82)%	(0.90)%	(0.72)%	(1.47)%
Portfolio turnover rate	181.48%	171.78%	322.94%	249.17%	191.13%

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the year

ALGER SMALLCAP GROWTH FUND	CLASS A		CLASS A
	Year ended 10/31/08	Year ended 10/31/07	Year ended 10/31/06	Year ended 10/31/05	Year ended 10/31/04
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of year	$8.02	$6.31	$5.21	$4.18	$3.95
Net investment income (loss) (i)	(0.07)	(0.07)	(0.05)	(0.06)	(0.06)
Net realized and unrealized gain (loss) on investments	(3.58)	1.78	1.15	1.09	0.29
Total from investment operations	(3.65)	1.71	1.10	1.03	0.23
Net asset value, end of year	$4.37	$8.02	$6.31	$5.21	$4.18
Total return (ii)	(45.5)%	27.1%	21.1%	24.6%	5.8%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$258,783	$482,318	$221,019	$110,329	$82,891
Ratio of expenses to average net assets	1.38%	1.41%	1.37%	1.62%	1.69%
Ratio of net investment income (loss) to average net assets	(1.09)%	(0.97)%	(0.91)%	(1.19)%	(1.47)%
Portfolio turnover rate	62.37%	73.54%	83.72%	104.30%	128.79%

(i)  Amount was computed based on average shares outstanding during the year.

(ii)  Does not reflect the effect of any sales charges.

See Notes to Financial Statements.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the year

ALGER SMALLCAP GROWTH FUND	CLASS B
	Year ended 10/31/08	Year ended 10/31/07	Year ended 10/31/06	Year ended 10/31/05	Year ended 10/31/04
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of year	$7.28	$5.77	$4.80	$3.88	$3.70
Net investment income (loss) (i)	(0.11)	(0.11)	(0.09)	(0.08)	(0.09)
Net realized and unrealized gain (loss) on investments	(3.23)	1.62	1.06	1.00	0.27
Total from investment operations	(3.34)	1.51	0.97	0.92	0.18
Net asset value, end of year	$3.94	$7.28	$5.77	$4.80	$3.88
Total return (ii)	(45.9)%	26.2%	20.2%	23.7%	4.9%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$23,783	$57,448	$57,928	$61,499	$70,304
Ratio of expenses to average net assets	2.13%	2.16%	2.14%	2.36%	2.43%
Ratio of net investment income (loss) to average net assets	(1.84)%	(1.70)%	(1.66)%	(1.94)%	(2.21)%
Portfolio turnover rate	62.37%	73.54%	83.72%	104.30%	128.79%

(i)  Amount was computed based on average shares outstanding during the year.

(ii)  Does not reflect the effect of any sales charges.

See Notes to Financial Statements.

ALGER SMALLCAP GROWTH FUND	CLASS C
	Year ended 10/31/08	Year ended 10/31/07	Year ended 10/31/06	Year ended 10/31/05	Year ended 10/31/04
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of year	$7.29	$5.78	$4.81	$3.88	$3.70
Net investment income (loss) (i)	(0.11)	(0.11)	(0.09)	(0.09)	(0.09)
Net realized and unrealized gain (loss) on investments	(3.23)	1.62	1.06	1.02	0.27
Total from investment operations	(3.34)	1.51	0.97	0.93	0.18
Net asset value, end of year	$3.95	$7.29	$5.78	$4.81	$3.88
Total return (ii)	(45.8)%	26.1%	20.2%	24.0%	4.9%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$18,798	$46,939	$17,580	$5,106	$4,669
Ratio of expenses to average net assets	2.13%	2.16%	2.12%	2.37%	2.44%
Ratio of net investment income (loss) to average net assets	(1.84)%	(1.72)%	(1.66)%	(1.95)%	(2.21)%
Portfolio turnover rate	62.37%	73.54%	83.72%	104.30%	128.79%

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the year

ALGER BALANCED FUND	CLASS A				CLASS A
	Year ended 10/31/08		Year ended 10/31/07		Year ended 10/31/06	Year ended 10/31/05	Year ended 10/31/04
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of year	$24.71		$21.15		$20.29	$18.58	$18.29
Net investment income (loss) (i)	0.35		0.29		0.23	0.22	0.10
Net realized and unrealized gain (loss) on investments	(7.76)		3.57		0.84	1.70	0.36
Total from investment operations	(7.41)		3.86		1.07	1.92	0.46
Dividends from net investment income	(0.33)		(0.30)		(0.21)	(0.21)	(0.17)
Net asset value, end of year	$16.97		$24.71		$21.15	$20.29	$18.58
Total return (ii)	(30.4)%		18.5%		5.3%	10.4%	2.5%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$31,102		$35,789		$43,224	$53,415	$68,646
Ratio of expenses to average net assets	1.24	%(iv)	1.25	%(iii)	1.32%	1.31%	1.26%
Ratio of net investment income to average net assets	1.60%		1.26%		1.15%	1.15%	0.52%
Portfolio turnover rate	78.04%		139.18%		271.30%	218.75%	167.72%

(i)  Amount was computed based on average shares outstanding during the year.

(ii)  Does not reflect the effect of any sales charges.

(iii)  Amount has been reduced by .08% due to expense reimbursement.

(iv)  Amount has been reduced by .09% due to expense reimbursement.

See Notes to Financial Statements.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the year

ALGER BALANCED FUND	CLASS B
	Year ended 10/31/08		Year ended 10/31/07		Year ended 10/31/06	Year ended 10/31/05	Year ended 10/31/04
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of year	$24.16		$20.66		$19.81	$18.13	$17.86
Net investment income (loss) (i)	0.18		0.12		0.08	0.08	(0.04)
Net realized and unrealized gain (loss) on investments	(7.60)		3.50		0.82	1.65	0.34
Total from investment operations	(7.42)		3.62		0.90	1.73	0.30
Dividends from net investment income	(0.13)		(0.12)		(0.05)	(0.05)	(0.03)
Net asset value, end of year	$16.61		$24.16		$20.66	$19.81	$18.13
Total return (ii)	(30.9)%		17.6%		4.5%	9.6%	1.7%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$20,762		$53,928		$67,170	$86,647	$114,387
Ratio of expenses to average net assets	1.98	%(iv)	1.99	%(iii)	2.07%	2.06%	2.01%
Ratio of net investment income (loss) to average net assets	0.81%		0.53%		0.40%	0.41%	(0.23)%
Portfolio turnover rate	78.04%		139.18%		271.30%	218.75%	167.72%

(i)  Amount was computed based on average shares outstanding during the year.

(ii)  Does not reflect the effect of any sales charges.

(iii)  Amount has been reduced by .08% due to expense reimbursement.

(iv)  Amount has been reduced by .09% due to expense reimbursement.

See Notes to Financial Statements.

ALGER BALANCED FUND	CLASS C
	Year ended 10/31/08		Year ended 10/31/07		Year ended 10/31/06	Year ended 10/31/05	Year ended 10/31/04
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of year	$24.26		$20.75		$19.90	$18.21	$17.93
Net investment income (loss) (i)	0.18		0.12		0.08	0.08	(0.04)
Net realized and unrealized gain (loss) on investments	(7.63)		3.52		0.82	1.66	0.35
Total from investment operations	(7.45)		3.64		0.90	1.74	0.31
Dividends from net investment income	(0.15)		(0.13)		(0.05)	(0.05)	(0.03)
Net asset value, end of year	$16.66		$24.26		$20.75	$19.90	$18.21
Total return (ii)	(30.9)%		17.6%		4.5%	9.5%	1.7%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$11,057		$17,079		$22,357	$25,421	$34,840
Ratio of expenses to average net assets	1.98	%(iv)	1.98	%(iii)	2.07%	2.06%	2.01%
Ratio of net investment income (loss) to average net assets	0.84%		0.53%		0.41%	0.42%	(0.23)%
Portfolio turnover rate	78.04%		139.18%		271.30%	218.75%	167.72%

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the year

ALGER MIDCAP GROWTH FUND	CLASS A		CLASS A
	Year ended 10/31/08	Year ended 10/31/07	Year ended 10/31/06	Year ended 10/31/05	Year ended 10/31/04
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of year	$11.36	$8.93	$9.15	$7.89	$7.57
Net investment income (loss) (i)	(0.05)	(0.07)	(0.07)	(0.08)	(0.08)
Net realized and unrealized gain (loss) on investments	(5.23)	3.46	0.85	1.34	0.40
Total from investment operations	(5.28)	3.39	0.78	1.26	0.32
Distributions from net realized gains	(1.82)	(0.96)	(1.00)	—	—
Net asset value, end of year	$4.26	$11.36	$8.93	$9.15	$7.89
Total return (ii)	(54.9)%	41.6%	8.9%	16.0%	4.2%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$197,507	$445,903	$318,934	$318,423	$276,076
Ratio of expenses to average net assets	1.30%	1.33%	1.23%	1.36%	1.34%
Ratio of net investment income (loss) to average net assets	(0.67)%	(0.69)%	(0.77)%	(0.96)%	(1.08)%
Portfolio turnover rate	328.95%	279.32%	272.41%	239.32%	210.18%

(i)  Amount was computed based on average shares outstanding during the year.

(ii)  Does not reflect the effect of any sales charges.

See Notes to Financial Statements.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the year

ALGER MIDCAP GROWTH FUND	CLASS B
	Year ended 10/31/08	Year ended 10/31/07	Year ended 10/31/06	Year ended 10/31/05	Year ended 10/31/04
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of year	$10.09	$8.09	$8.43	$7.33	$7.08
Net investment income (loss) (i)	(0.09)	(0.12)	(0.12)	(0.14)	(0.13)
Net realized and unrealized gain (loss) on investments	(4.52)	3.08	0.78	1.24	0.38
Total from investment operations	(4.61)	2.96	0.66	1.10	0.25
Distributions from net realized gains	(1.82)	(0.96)	(1.00)	—	—
Net asset value, end of year	$3.66	$10.09	$8.09	$8.43	$7.33
Total return (ii)	(55.2)%	40.5%	8.2%	15.0%	3.5%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$69,142	$218,783	$212,286	$260,986	$276,982
Ratio of expenses to average net assets	2.04%	2.08%	1.98%	2.11%	2.09%
Ratio of net investment income (loss) to average net assets	(1.42)%	(1.43)%	(1.52)%	(1.71)%	(1.83)%
Portfolio turnover rate	328.95%	279.32%	272.41%	239.32%	210.18%

(i)  Amount was computed based on average shares outstanding during the year.

(ii)  Does not reflect the effect of any sales charges.

See Notes to Financial Statements.

ALGER MIDCAP GROWTH FUND	CLASS C
	Year ended 10/31/08	Year ended 10/31/07	Year ended 10/31/06	Year ended 10/31/05	Year ended 10/31/04
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of year	$10.07	$8.07	$8.41	$7.31	$7.06
Net investment income (loss) (i)	(0.10)	(0.12)	(0.12)	(0.14)	(0.13)
Net realized and unrealized gain (loss) on investments	(4.51)	3.08	0.78	1.24	0.38
Total from investment operations	(4.61)	2.96	0.66	1.10	0.25
Distributions from net realized gains	(1.82)	(0.96)	(1.00)	—	—
Net asset value, end of year	$3.64	$10.07	$8.07	$8.41	$7.31
Total return (ii)	(55.3)%	40.6%	8.2%	15.1%	3.5%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$36,582	$84,846	$69,063	$72,985	$70,677
Ratio of expenses to average net assets	2.05%	2.08%	1.98%	2.11%	2.09%
Ratio of net investment income (loss) to average net assets	(1.42)%	(1.43)%	(1.52)%	(1.71)%	(1.83)%
Portfolio turnover rate	328.95%	279.32%	272.41%	239.32%	210.18%

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the year

ALGER CAPITAL APPRECIATION FUND	CLASS A		CLASS A
	Year ended 10/31/08	Year ended 10/31/07	Year ended 10/31/06	Year ended 10/31/05	Year ended 10/31/04
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of year	$15.66	$11.05	$9.27	$7.71	$7.74
Net investment income (loss) (i)	(0.05)	(0.09)	(0.06)	(0.04)	(0.10)
Net realized and unrealized gain (loss) on investments	(6.37)	4.70	1.84	1.60	0.07
Total from investment operations	(6.42)	4.61	1.78	1.56	(0.03)
Net asset value, end of year	$9.24	$15.66	$11.05	$9.27	$7.71
Total return (ii)	(41.0)%	41.7%	19.2%	20.2%	(0.4)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$400,523	$452,152	$152,808	$128,816	$121,341
Ratio of expenses to average net assets	1.35%	1.44%	1.39%	1.63%	1.58%
Ratio of net investment income (loss) to average net assets	(0.40)%	(0.69)%	(0.57)%	(0.44)%	(1.23)%
Portfolio turnover rate	288.74%	251.53%	223.23%	144.61%	157.23%

(i)  Amount was computed based on average shares outstanding during the year.

(ii)  Does not reflect the effect of any sales charges.

See Notes to Financial Statements.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the year

ALGER CAPITAL APPRECIATION FUND	CLASS B
	Year ended 10/31/08	Year ended 10/31/07	Year ended 10/31/06	Year ended 10/31/05	Year ended 10/31/04
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of year	$14.35	$10.20	$8.62	$7.23	$7.31
Net investment income (loss) (i)	(0.14)	(0.17)	(0.12)	(0.09)	(0.15)
Net realized and unrealized gain (loss) on investments	(5.81)	4.32	1.70	1.48	0.07
Total from investment operations	(5.95)	4.15	1.58	1.39	(0.08)
Net asset value, end of year	$8.40	$14.35	$10.20	$8.62	$7.23
Total return (ii)	(41.5)%	40.7%	18.3%	19.2%	(1.1)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$59,164	$186,431	$179,706	$192,976	$228,646
Ratio of expenses to average net assets	2.09%	2.21%	2.14%	2.37%	2.33%
Ratio of net investment income (loss) to average net assets	(1.15)%	(1.42)%	(1.31)%	(1.15)%	(1.97)%
Portfolio turnover rate	288.74%	251.53%	223.23%	144.61%	157.23%

(i)  Amount was computed based on average shares outstanding during the year.

(ii)  Does not reflect the effect of any sales charges.

See Notes to Financial Statements.

ALGER CAPITAL APPRECIATION FUND	CLASS C
	Year ended 10/31/08	Year ended 10/31/07	Year ended 10/31/06	Year ended 10/31/05	Year ended 10/31/04
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of year	$14.34	$10.19	$8.61	$7.22	$7.31
Net investment income (loss) (i)	(0.14)	(0.17)	(0.12)	(0.09)	(0.10)
Net realized and unrealized gain (loss) on investments	(5.80)	4.32	1.70	1.48	0.01
Total from investment operations	(5.94)	4.15	1.58	1.39	(0.09)
Net asset value, end of year	$8.40	$14.34	$10.19	$8.61	$7.22
Total return (ii)	(41.4)%	40.7%	18.4%	19.3%	(1.2)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$73,255	$94,265	$34,933	$33,643	$41,595
Ratio of expenses to average net assets	2.10%	2.19%	2.14%	2.37%	2.33%
Ratio of net investment income (loss) to average net assets	(1.15)%	(1.44)%	(1.31)%	(1.13)%	(1.98)%
Portfolio turnover rate	288.74%	251.53%	223.23%	144.61%	157.23%

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the year

ALGER HEALTH SCIENCES FUND	CLASS A		CLASS A
	Year ended 10/31/08	Year ended 10/31/07	Year ended 10/31/06	Year ended 10/31/05		Year ended 10/31/04
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of year	$19.94	$18.17	$16.24	$13.29		$11.91
Net investment income (loss) (i)	(0.09)	(0.08)	(0.07)	(0.11)		(0.14)
Net realized and unrealized gain (loss) on investments	(4.71)	2.72	2.35	3.76		1.75
Total from investment operations	(4.80)	2.64	2.28	3.65		1.61
Distributions from net realized gains	(1.49)	(0.87)	(0.35)	(0.70)		(0.23)
Net asset value, end of year	$13.65	$19.94	$18.17	$16.24		$13.29
Total return (ii)	(26.0)%	15.3%	14.3%	28.3%		13.7%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$180,210	$193,165	$116,165	$50,581		$15,106
Ratio of expenses to average net assets	1.31%	1.35%	1.35%	1.50	%(iv)	1.55	%(iii)
Ratio of net investment income (loss) to average net assets	(0.54)%	(0.42)%	(0.40)%	(0.77)%		(1.04)%
Portfolio turnover rate	202.86%	183.27%	168.87%	127.78%		202.79%

(i)  Amount was computed based on average shares outstanding during the year.

(ii)  Does not reflect the effect of any sales charges.

(iii)  Amount has been reduced by 0.14% due to expense reimbursements.

(iv)  Amount has been reduced by 0.03% due to expense reimbursements.

See Notes to Financial Statements.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the year

ALGER HEALTH SCIENCES FUND	CLASS B
	Year ended 10/31/08	Year ended 10/31/07	Year ended 10/31/06	Year ended 10/31/05		Year ended 10/31/04
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of year	$19.10	$17.56	$15.83	$13.05		$11.78
Net investment income (loss) (i)	(0.21)	(0.20)	(0.19)	(0.22)		(0.24)
Net realized and unrealized gain (loss) on investments	(4.48)	2.61	2.27	3.70		1.74
Total from investment operations	(4.69)	2.41	2.08	3.48		1.50
Distributions from net realized gains	(1.49)	(0.87)	(0.35)	(0.70)		(0.23)
Net asset value, end of year	$12.92	$19.10	$17.56	$15.83		$13.05
Total return (ii)	(26.6)%	14.5%	13.3%	27.5%		12.9%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$16,677	$22,605	$22,995	$16,244		$7,939
Ratio of expenses to average net assets	2.06%	2.10%	2.10%	2.25	%(iii)	2.29	%(iv)
Ratio of net investment income (loss) to average net assets	(1.29)%	(1.16)%	(1.15)%	(1.52)%		(1.78)%
Portfolio turnover rate	202.86%	183.27%	168.87%	127.78%		202.79%

(i)  Amount was computed based on average shares outstanding during the year.

(ii)  Does not reflect the effect of any sales charges.

(iii)  Amount has been reduced by 0.02% due to expense reimbursements.

(iv)  Amount has been reduced by 0.14% due to expense reimbursements.

(v)  Amount has been reduced by 0.01% due to expense reimbursements.

(vi)  Amount has been reduced by 0.04% due to expense reimbursements.

(vii)  Amount has been reduced by 0.15% due to expense reimbursements.

See Notes to Financial Statements.

ALGER HEALTH SCIENCES FUND	CLASS C
	Year ended 10/31/08	Year ended 10/31/07	Year ended 10/31/06		Year ended 10/31/05		Year ended 10/31/04
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of year	$19.09	$17.56	$15.82		$13.05		$11.78
Net investment income (loss) (i)	(0.21)	(0.20)	(0.19)		(0.22)		(0.24)
Net realized and unrealized gain (loss) on investments	(4.47)	2.60	2.28		3.69		1.74
Total from investment operations	(4.68)	2.40	2.09		3.47		1.50
Distributions from net realized gains	(1.49)	(0.87)	(0.35)		(0.70)		(0.23)
Net asset value, end of year	$12.92	$19.09	$17.56		$15.82		$13.05
Total return (ii)	(26.6)%	14.4%	13.4%		27.4%		12.9%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$70,255	$69,618	$45,947		$25,251		$3,740
Ratio of expenses to average net assets	2.06%	2.10%	2.11	%(v)	2.25	%(vi)	2.29	%(vii)
Ratio of net investment income (loss) to average net assets	(1.30)%	(1.16)%	(1.15)%		(1.52)%		(1.78)%
Portfolio turnover rate	202.86%	183.27%	168.87%		127.78%		202.79%

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the year

ALGER SMIDCAP GROWTH FUND	CLASS A
	Year ended 10/31/08	Year ended 10/31/07	Year ended 10/31/06		Year ended 10/31/05		Year ended 10/31/04
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of year	$18.16	$13.92	$12.23		$10.46		$9.97
Net investment income (loss) (i)	(0.14)	(0.12)	(0.14)		(0.13)		(0.13)
Net realized and unrealized gain (loss) on investments	(8.04)	5.05	2.58		2.71		0.62
Total from investment operations	(8.18)	4.93	2.44		2.58		0.49
Distributions from net realized gains	(0.26)	(0.69)	(0.75)		(0.81)		—
Net asset value, end of year	$9.72	$18.16	$13.92		$12.23		$10.46
Total return (ii)	(45.6)%	37.0%	20.8%		25.7%		4.9%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$299,644	$280,672	$33,419		$14,389		$10,827
Ratio of expenses to average net assets	1.34%	1.34%	1.50	%(iii)	1.50	%(iv)	1.53	%(v)
Ratio of net investment income (loss) to average net assets	(0.95)%	(0.80)%	(1.02)%		(1.13)%		(1.21)%
Portfolio turnover rate	68.50%	64.72%	80.64%		80.54%		101.16%

(i)  Amount was computed based on average shares outstanding during the year.

(ii)  Does not reflect the effect of any sales charges.

(iii)  Amount has been reduced by 0.18% due to expense reimbursements.

(iv)  Amount has been reduced by 0.17% due to expense reimbursements.

(v)  Amount has been reduced by 0.14% due to expense reimbursements.

(vi)  Amount has been reduced by 0.18% due to expense reimbursements.

See Notes to Financial Statements.

ALGER SMIDCAP GROWTH FUND	CLASS B
	Year ended 10/31/08	Year ended 10/31/07	Year ended 10/31/06		Year ended 10/31/05		Year ended 10/31/04
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of year	$17.39	$13.44	$11.92		$10.27		$9.87
Net investment income (loss) (i)	(0.24)	(0.23)	(0.23)		(0.20)		(0.20)
Net realized and unrealized gain (loss) on investments	(7.66)	4.87	2.50		2.66		0.60
Total from investment operations	(7.90)	4.64	2.27		2.46		0.40
Distributions from net realized gains	(0.26)	(0.69)	(0.75)		(0.81)		—
Net asset value, end of year	$9.23	$17.39	$13.44		$11.92		$10.27
Total return (ii)	(46.1)%	36.1%	19.8%		25.0%		4.1%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$8,717	$16,285	$7,251		$3,262		$2,291
Ratio of expenses to average net assets	2.13%	2.15%	2.25	%(vi)	2.25	%(iv)	2.27	%(vi)
Ratio of net investment income (loss) to average net assets	(1.74)%	(1.58)%	(1.77)%		(1.88)%		(1.95)%
Portfolio turnover rate	68.50%	64.72%	80.64%		80.54%		101.16%

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the period

ALGER SMIDCAP GROWTH FUND	CLASS C
	Year ended 10/31/08	Year ended 10/31/07	Year ended 10/31/06		Year ended 10/31/05		Year ended 10/31/04
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$17.40	$13.45	$11.92		$10.27		$9.86
Net investment income (loss) (i)	(0.23)	(0.23)	(0.23)		(0.20)		(0.20)
Net realized and unrealized gain (loss) on investments	(7.67)	4.87	2.51		2.66		0.61
Total from investment operations	(7.90)	4.64	2.28		2.46		0.41
Distributions from net realized gains	(0.26)	(0.69)	(0.75)		(0.81)		—
Net asset value, end of period	$9.24	$17.40	$13.45		$11.92		$10.27
Total return (ii)	(46.0)%	36.0%	19.9%		25.0%		4.2%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$40,849	$46,775	$11,940		$1,960		$1,345
Ratio of expenses to average net assets	2.07%	2.12%	2.25	%(iii)	2.25	%(iv)	2.28	%(v)
Ratio of net investment income (loss) to average net assets	(1.68)%	(1.55)%	(1.79)%		(1.88)%		(1.95)%
Portfolio turnover rate	68.50%	64.72%	80.64%		80.54%		101.16%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of any sales charges.

(iii)  Amount has been reduced by 0.17% due to expense reimbursements.

(iv)  Amount has been reduced by 0.16% due to expense reimbursements.

(v)  Amount has been reduced by 0.15% due to expense reimbursements.

(vi)  Amount has been reduced by 1.10% due to expense reimbursements.

(vii)  Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

See Notes to Financial Statements.

ALGER SMIDCAP GROWTH FUND	CLASS I
	Year ended 10/31/08	From 8/6/07 (commence- ment of operations) to 10/31/07 (vii)
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$18.21	$15.64
Net investment income (loss) (i)	(0.12)	(0.02)
Net realized and unrealized gain (loss) on investments	(8.08)	2.59
Total from investment operations	(8.20)	2.57
Distributions from net realized gains	(0.26)	—
Net asset value, end of period	$9.75	$18.21
Total return (ii)	(45.6)%	16.4%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$71,108	$3,007
Ratio of expenses to average net assets	1.24%	1.25	%(vi)
Ratio of net investment income (loss) to average net assets	(0.87)%	(0.94)%
Portfolio turnover rate	68.50%	64.72%

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the period

ALGER GROWTH OPPORTUNITIES FUND	CLASS A		CLASS C		CLASS I
	From 3/3/08 (commencement of operations) to 10/31/08 (iii)		From 3/3/08 (commencement of operations) to 10/31/08 (iii)		From 3/3/08 (commencement of operations) to 10/31/08 (iii)
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$10.00		$10.00		$10.00
Net investment income (loss) (i)	(0.06)		(0.09)		(0.05)
Net realized and unrealized gain (loss) on investments	(3.39)		(3.40)		(3.40)
Total from investment operations	(3.45)		(3.49)		(3.45)
Net asset value, end of period	$6.55		$6.51		$6.55
Total return (ii)	(34.5)%		(34.9)%		(34.5)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$2,266		$895		$1,259
Ratio of expenses to average net assets	1.50	%(iv)	2.25	%(v)	1.25	%(vi)
Ratio of net investment income to average net assets	(1.11)%		(1.85)%		(0.83)%
Portfolio turnover rate	27.80%		27.80%		27.80%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of any sales charges.

(iii)  Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(iv)  Amount has been reduced by 1.64% due to expense reimbursements.

(v)  Amount has been reduced by 1.63% due to expense reimbursement.

(vi)  Amount has been reduced by 1.80% due to expense reimbursement.

See Notes to Financial Statements.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the year

ALGER MONEY MARKET FUND

	Year ended 10/31/08	Year ended 10/31/07	Year ended 10/31/06	Year ended 10/31/05	Year ended 10/31/04
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.0194	0.0419	0.0374	0.0188	0.0039
Dividends from net investment income	(0.0194)	(0.0419)	(0.0374)	(0.0188)	(0.0039)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (i)	1.9%	4.3%	3.8%	1.9%	0.4%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$56,395	$54,207	$55,068	$61,570	$80,528
Ratio of expenses to average net assets	0.84%	0.88%	0.90%	0.90%	0.77%
Ratio of net investment income to average net assets	1.93%	4.20%	3.78%	1.84%	0.37%

(i)  Does not reflect the effect of any sales charges.

See Notes to Financial Statements.

THE ALGER FUNDS |

NOTES TO FINANCIAL STATEMENTS

NOTE 1 — General:

The Alger Funds (the "Trust") is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust operates as a series company currently issuing an unlimited number of shares of beneficial interest in nine funds—LargeCap Growth Fund, SmallCap Growth Fund, Balanced Fund, MidCap Growth Fund, Capital Appreciation Fund, Health Sciences Fund, SMidCap Growth Fund, Growth Opportunities Fund and Money Market Fund (collectively, the "Funds" or individually, each a "Fund"). The LargeCap Growth Fund, SmallCap Growth Fund, MidCap Growth Fund, Capital Appreciation Fund, Health Sciences Fund, SMidCap Growth Fund and Growth Opportunities Fund normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation. The Balanced Fund's investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed income securities. The Money Market Fund's investment objective is high current income which it seeks to achieve by investing in short-term instruments. On May 13, 2008 the Board of Trustees approved the liquidation of the Core Fixed-Income Fund effective June 27, 2008.

Each Fund, other than the Money Market Fund and the Growth Opportunities Fund, offers Class A, Class B and Class C shares. Class A shares are generally subject to an initial sales charge while Class B and C shares are generally subject to a deferred sales charge. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month in which the order to purchase was accepted. The conversion is completed without the imposition of any sales charges or other fees. The Growth Opportunities offers Class A, C and I shares. The SMidCap Growth Fund also offers Class I shares. Class I shares are sold to institutional investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings except each share class bears the cost for its plan of distribution and transfer agency services.

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: Investments of the Funds, other than the Money Market Fund, are valued on each day the New York Stock Exchange (the "NYSE") is open as of the close of the NYSE (normally 4:00 p.m. Eastern time). Securities for which such information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, securities are valued at a price within the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

THE ALGER FUNDS |

NOTES TO FINANCIAL STATEMENTS (Continued)

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Funds invest may be traded in markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE (normally 4:00 p.m. Eastern time) may result in adjustments to the closing prices to reflect what the investment manager, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open.

The investments of the Money Market Fund, and short-term securities held by the other Funds having a remaining maturity of sixty days or less, are valued at amortized cost which approximates market value. Shares of mutual funds are valued at the net asset value of the underlying mutual fund.

Recent Accounting Pronouncements

Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) defines fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period. These inputs are summarized in the three broad levels listed below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures

THE ALGER FUNDS |

NOTES TO FINANCIAL STATEMENTS (Continued)

about the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund's financial statements and related disclosures.

(b) Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

Premiums and discounts on debt securities purchased are amortized or accreted over the lives of the respective securities.

(c) Foreign Currency Translations: The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from the disposition of foreign currencies, currency gains and losses realized between the trade dates and settlement dates of security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included in realized and unrealized gain or loss on investments in the Statements of Operations.

(d) Option Contracts: When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may also purchase put and call options. Purchasing call and put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays

THE ALGER FUNDS |

NOTES TO FINANCIAL STATEMENTS (Continued)

a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss.

(e) Lending of Fund Securities: The Funds may lend their securities to financial institutions, provided that the market value of the securities loaned will not at any time exceed one third of the Fund's total assets, as defined. The Funds earn fees on the securities loaned. In order to protect against the risk of failure by the borrower to return the securities loaned or any delay in the delivery of such securities, the loan is collateralized by cash, letters of credit or U.S. Government securities that are maintained in an amount equal to at least 100 percent of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any required additional collateral is delivered to the Funds on the next business day. There were no securities on loan during the year ended October 31, 2008.

(f) Dividends to Shareholders: Dividends payable to shareholders are recorded on the ex-dividend date.

The Money Market Fund declares dividends daily from net investment income; such dividends are paid monthly. The dividends from net investment income of the other Funds are declared and paid annually.

With respect to all Funds, dividends from net realized gains, offset by any loss carryforward, are declared and paid annually after the end of the fiscal year in which earned.

Each class is treated separately in determining the amounts of dividends of net investment income payable to holders of its shares.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Funds' distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income, net realized gain on investment transactions, or return of capital, depending on the type of book/tax differences that may exist. Capital accounts within the financial statements are adjusted for permanent book/tax differences. Reclassifications result primarily from the differences in tax treatment of net operating losses, passive foreign investment companies, foreign currency transactions and premium/discount of debt securities. The reclassifications had no impact on the net asset values of the Funds and are designed to present the Funds' capital accounts on a tax basis.

THE ALGER FUNDS |

NOTES TO FINANCIAL STATEMENTS (Continued)

(g) Federal Income Taxes: It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income to its shareholders. Provided a Fund maintains such compliance, no federal income tax provision is required. Each Fund is treated as a separate entity for the purpose of determining such compliance.

(h) Allocation Methods: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to each Fund are charged to that Fund's operations; expenses which are applicable to all Funds are allocated among them based on net assets. Income, realized and unrealized gains and losses, and expenses of each Fund, other than the Money Market Fund, are allocated among the Fund's classes based on relative net assets, with the exception of distribution fees and transfer agency fees.

(i) Indemnification: The Trust enters into contracts that contain a variety of indemnification provisions. The Trust's maximum exposure under these arrangements is unknown. The Trust does not anticipate recognizing any loss related to these arrangements.

(j) Other: These financial statements have been prepared in accordance with U.S. generally accepted accounting principles, which require using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.

NOTE 3 — Investment Advisory Fees and Other Transactions with Affiliates:

(a) Investment Advisory and Administration Fees: Fees incurred by each Fund, pursuant to the provisions of its Investment Advisory Agreement and its Administration Agreement with Fred Alger Management, Inc. (Alger Management), are payable monthly and computed based on the value of the average daily net assets of each Fund, at the following rates:

	Advisory Fee	Administration Fee through March 16, 2008	Administration Fee Effective March 17, 2008
LargeCap Growth Fund	.710%	.0400%	.0275%
SmallCap Growth Fund	.810	.0400	.0275
Balanced Fund	.710	.0400	.0275
MidCap Growth Fund	.760	.0400	.0275

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NOTES TO FINANCIAL STATEMENTS (Continued)

	Advisory Fee	Administration Fee through March 16, 2008	Administration Fee Effective March 17, 2008
Capital Appreciation Fund	.810%	.0400%	.0275%
Health Sciences Fund	.810	.0400	.0275
SMidCap Growth Fund	.810	.0400	.0275
Growth Opportunities Fund	.850	.0275	.0275
Money Market Fund	.460	.0400	.0275

Alger Management has established an expense cap for the Growth Opportunities Fund effective March 3, 2008. Alger Management will reimburse the Fund if annualized operating expenses exceed 1.25% of average daily net assets for Class I shares, 1.50% of average daily net assets for Class A shares and 2.25% of average daily net assets for Class C shares. Alger Management has contractually agreed to extend each expense cap through September 24, 2009. As part of the settlement with the New York Attorney General (see Note 8—Litigation) Alger Management has agreed to reduce its advisory fee through November 30, 2011, to 0.62% for the Alger Balanced Fund. For the year ended October 31, 2008, Alger Management reimbursed the Balanced Fund and the Growth Opportunities Fund $80,014 and $42,183, respectively.

(b) Distribution Fees: Class A Shares: The Trust has adopted a Distribution Plan pursuant to which Class A shares of each Fund paid Fred Alger & Company, Incorporated, the Fund's distributor (the "Distributor" or "Alger Inc.") and an affiliate of Alger Management, a fee at the annual rate of .25% of the respective average daily net assets of the Class A shares of the designated Funds to compensate the Distributor for its activities and expenses incurred in distributing the Class A shares. Fees charged may be more or less than the expenses incurred by the Distributor.

Class B Shares: The Trust has adopted an Amended and Restated Plan of Distribution pursuant to which Class B shares of each Fund, other than the Growth Opportunities Fund and the Money Market Fund, reimburse the Distributor for costs and expenses incurred by the Distributor in connection with advertising, marketing and selling the Class B shares providing that the distribution fee does not exceed an annual rate of 1% of the respective average daily net assets of the Class B shares of the designated Funds. If in any month, the costs incurred by the Distributor relating to the Class B shares are in excess of the distribution fees charged to the Class B shares of the Funds, the excess may be carried forward, with interest, and sought to be reimbursed in future periods. As of October 31, 2008, such excess carried forward was approximately $16,653,000, $14,462,000,

THE ALGER FUNDS |

NOTES TO FINANCIAL STATEMENTS (Continued)

$4,037,000, $10,970,000, $20,147,000, $1,531,000 and $668,000 for Class B shares of the LargeCap Growth Fund, the SmallCap Growth Fund, the Balanced Fund, the MidCap Growth Fund, the Capital Appreciation Fund, the Health Sciences Fund, and the SMidCap Growth Fund, respectively. Contingent deferred sales charges imposed on redemptions of Class B shares will reduce the amount of distribution expenses for which reimbursement may be sought. See Note 3(c) below.

Class C Shares: The Trust has adopted a Distribution Plan pursuant to which Class C shares of each Fund, other than the Money Market Fund, paid the Distributor a fee at the annual rate of 1% of the respective average daily net assets of the Class C shares of the designated Funds to compensate the Distributor for its activities and expenses incurred in distributing the Class C shares. The fees charged may be more or less than the expenses incurred by the Distributor.

(c) Sales Charges: Purchases and sales of shares of the Funds, other than the Money Market Fund, may be subject to initial sales charges or contingent deferred sales charges. For the year ended October 31, 2008, the initial sales charges and contingent deferred sales charges retained by the Distributor were approximately $53,067 and $688,274, respectively. The contingent deferred sales charges are used by the Distributor to offset distribution expenses previously incurred. Sales charges do not represent expenses of the Trust.

(d) Brokerage Commissions: During the year ended October 31, 2008, the LargeCap Growth Fund, the SmallCap Growth Fund, the Balanced Fund, the MidCap Growth Fund, the Capital Appreciation Fund, the Health Sciences Fund, the SMidCap Growth Fund and the Growth Opportunities Fund paid the Distributor commissions of $623,616, $319,076, $58,082, $1,821,086, $1,643,408, $612,365, $460,769 and $4,784 respectively, in connection with securities transactions.

(e) Shareholder Administrative Fees and Expenses: The Trust has entered into a shareholder administrative services agreement with Alger Management to compensate Alger Management on a per account basis for its liaison and administrative oversight of Boston Financial Data Services, Inc., the transfer agent for the Funds ("BFDS") and other related services. During the year ended October 31, 2008, the LargeCap Growth Fund, the SmallCap Growth Fund, the Balanced Fund, the MidCap Growth Fund, the Capital Appreciation Fund, the Health Sciences Fund, the SMidCap Growth Fund, the Growth Opportunities Fund and the Money Market Fund incurred fees of $123,512, $154,083, $31,688, $133,463, $218,645, $59,974, $99,537, $550 and $19,377, respectively, for these services provided by Alger Management which are included in the transfer agent fees and expenses in the Statement of Operations.

THE ALGER FUNDS |

NOTES TO FINANCIAL STATEMENTS (Continued)

(f) Trustee Fees: Each Fund pays each Trustee who is not affiliated with the Advisor or its affiliates $500 for each meeting attended, to a maximum of $2,000 per annum. The Chairman of the Board of Trustees receives an additional annual fee of $10,000 which is paid, pro rata, by all funds managed by Alger Management. Additionally, each member of the audit committee receives an additional $50 from each Fund for each audit committee meeting attended, to a maximum of $200 per annum.

NOTE 4 — Securities Transactions:

The following summarizes the securities transactions by the Trust, other than short-term securities, for the year ended October 31, 2008:

	PURCHASES	SALES
LargeCap Growth Fund	$696,572,357	$711,418,588
SmallCap Growth Fund	276,626,871	291,662,635
Balanced Fund	67,834,474	78,966,184
MidCap Growth Fund	1,908,819,339	1,961,478,509
Capital Appreciation Fund	2,157,018,126	2,013,587,322
Health Sciences Fund	644,202,829	574,996,183
SMidCap Growth Fund	677,749,493	313,494,329
Growth Opportunities Fund	7,325,378	1,022,987

THE ALGER FUNDS |

NOTES TO FINANCIAL STATEMENTS (Continued)

Written call and put option activity for the year ended October 31, 2008, was as follows:

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED
ALGER MIDCAP GROWTH FUND
Options outstanding at October 31, 2007	180	$646,020
Options written	24,111	10,826,939
Options closed or expired	(24,291)	(11,472,959)
Options exercised	—	—
Options outstanding at October 31, 2008	—	$—
ALGER CAPITAL APPRECIATION FUND
Options outstanding at October 31, 2007	—	$—
Options written	5,597	2,277,551
Options closed or expired	(5,496)	(2,235,716)
Options exercised	(101)	(41,835)
Options outstanding at October 31, 2008	—	$—

NOTE 5 — Lines of Credit:

The Trust participated in $50 million committed lines of credit with other mutual funds managed by Alger Management through March 14, 2008. All borrowings had variable interest rates and were payable on demand.

With the exception of the Capital Appreciation Fund, the Health Sciences Fund and the SMidCap Growth Fund, the Trust borrowed under such lines of credit exclusively for temporary or emergency purposes. The Capital Appreciation Fund, the Health Sciences Fund and the SMidCap Growth Fund, may have each borrow under these lines up to 1/3 of the value of their assets, to purchase additional securities. To the extent the Capital Appreciation Fund, the Health Sciences Fund and the SMidCap Growth Fund borrowed under these lines, they must pledge securities with a total value of at least twice the amount borrowed. Effective March 17, 2008, the Funds borrows from its custodian on an uncommitted basis.

THE ALGER FUNDS |

NOTES TO FINANCIAL STATEMENTS (Continued)

For the year ended October 31, 2008, the Trust had the following borrowings:

	AVERAGE BORROWING	WEIGHTED AVERAGE INTEREST RATE
MidCap Growth Fund	$86,932	4.16%
Capital Appreciation Fund	2,186	5.13

NOTE 6 — Share Capital:

The Trust has an unlimited number of authorized shares of beneficial interest of $.001 par value which are presently divided into nine series. Each series, other than the Money Market Fund, is divided into separate classes. The transactions of shares of beneficial interest were as follows:

	FOR THE YEAR ENDED OCTOBER 31, 2008		FOR THE YEAR ENDED OCTOBER 31, 2007
	SHARES	AMOUNT	SHARES	AMOUNT
ALGER LARGECAP GROWTH FUND
Class A:
Shares sold	3,918,821	$48,835,718	3,414,751	$43,547,917
Shares converted from Class B	2,732,162	34,470,946	2,409,346	29,857,182
Shares redeemed	(5,756,216)	(67,559,535)	(4,185,654)	(51,172,813)
Net increase	894,767	$15,747,129	1,638,443	$22,232,286
Class B:
Shares sold	1,481,679	$16,574,063	1,075,565	$12,070,203
Shares converted to Class A	(3,003,198)	(34,470,946)	(2,633,772)	(29,857,182)
Shares redeemed	(1,689,263)	(18,457,546)	(4,181,311)	(46,577,253)
Net decrease	(3,210,782)	$(36,354,429)	(5,739,518)	$(64,364,232)
Class C:
Shares sold	936,772	$10,530,897	667,906	$7,799,132
Shares redeemed	(910,530)	(9,773,468)	(1,133,317)	(12,781,836)
Net increase (decrease)	26,242	$757,429	(465,411)	$(4,982,704)

THE ALGER FUNDS |

NOTES TO FINANCIAL STATEMENTS (Continued)

	FOR THE YEAR ENDED OCTOBER 31, 2008		FOR THE YEAR ENDED OCTOBER 31, 2007
	SHARES	AMOUNT	SHARES	AMOUNT
ALGER SMALLCAP GROWTH FUND
Class A:
Shares sold	23,864,937	$152,346,069	41,213,195	$285,785,530
Shares converted from Class B	945,212	6,469,017	1,106,874	7,641,192
Shares redeemed	(25,706,827)	(160,194,662)	(17,210,375)	(122,344,304)
Net increase (decrease)	(896,678)	$(1,379,576)	25,109,694	$171,082,418
Class B:
Shares sold	416,017	$2,466,607	910,888	$5,683,981
Shares converted to Class A	(1,043,358)	(6,469,017)	(1,214,413)	(7,641,192)
Shares redeemed	(1,228,103)	(6,982,851)	(1,841,640)	(11,687,425)
Net decrease	(1,855,444)	$(10,985,261)	(2,145,165)	$(13,644,636)
Class C:
Shares sold	562,648	$3,420,596	4,077,304	$25,550,902
Shares redeemed	(2,237,870)	(12,831,980)	(679,670)	(4,435,017)
Net increase (decrease)	(1,675,222)	$(9,411,384)	3,397,634	$21,115,885
ALGER BALANCED FUND
Class A:
Shares sold	342,416	$7,665,768	208,178	$4,670,654
Shares converted from Class B	524,601	11,691,992	204,865	4,676,830
Dividends reinvested	12,404	289,641	18,395	396,969
Shares redeemed	(495,151)	(10,775,632)	(1,026,633)	(22,543,299)
Net increase (decrease)	384,270	$8,871,769	(595,195)	$(12,798,846)
Class B:
Shares sold	116,963	$2,464,226	146,721	$3,274,383
Dividends reinvested	9,418	216,609	13,438	285,295
Shares converted to Class A	(534,344)	(11,691,992)	(208,996)	(4,676,830)
Shares redeemed	(574,145)	(12,393,791)	(969,897)	(21,202,100)
Net decrease	(982,108)	$(21,404,948)	(1,018,734)	$(22,319,252)
Class C:
Shares sold	151,156	$3,257,441	53,080	$1,197,869
Dividends reinvested	3,409	78,636	4,927	105,047
Shares redeemed	(195,087)	(4,027,923)	(431,174)	(9,309,561)
Net decrease	(40,522)	$(691,846)	(373,167)	$(8,006,645)

THE ALGER FUNDS |

NOTES TO FINANCIAL STATEMENTS (Continued)

	FOR THE YEAR ENDED OCTOBER 31, 2008		FOR THE YEAR ENDED OCTOBER 31, 2007
	SHARES	AMOUNT	SHARES	AMOUNT
ALGER MIDCAP GROWTH FUND
Class A:
Shares sold	19,264,599	$154,422,686	12,317,821	$121,900,933
Shares converted from Class B	3,344,356	26,745,623	1,755,625	16,659,060
Dividends reinvested	6,160,531	55,013,537	3,097,727	26,455,593
Shares redeemed	(21,680,397)	(163,800,751)	(13,643,760)	(127,890,005)
Net increase	7,089,089	$72,381,095	3,527,413	$37,125,581
Class B:
Shares sold	2,695,716	$19,197,260	2,475,812	$20,669,297
Dividends reinvested	3,953,279	30,519,317	2,367,397	18,063,241
Shares converted to Class A	(3,875,596)	(26,745,623)	(1,965,917)	(16,659,060)
Shares redeemed	(5,537,667)	(36,421,834)	(7,452,078)	(62,722,394)
Net increase (decrease)	(2,764,268)	$(13,450,880)	(4,574,786)	$(40,648,916)
Class C:
Shares sold	3,552,430	$25,659,419	1,924,194	$16,676,448
Dividends reinvested	1,111,011	8,554,785	561,661	4,274,237
Shares redeemed	(3,054,399)	(20,159,417)	(2,617,013)	(22,092,217)
Net increase (decrease)	1,609,042	$14,054,787	(131,158)	$(1,141,532)
ALGER CAPITAL APPRECIATION FUND
Class A:
Shares sold	30,688,427	$421,895,171	16,842,243	$231,328,387
Shares converted from Class B	4,135,225	57,411,010	2,166,545	28,622,638
Shares redeemed	(20,331,242)	(261,986,380)	(3,967,556)	(51,551,279)
Net increase	14,492,410	$217,319,801	15,041,232	$208,399,746
Class B:
Shares sold	1,052,684	$13,288,553	1,350,613	$16,277,849
Shares converted to Class A	(4,525,994)	(57,411,010)	(2,356,464)	(28,622,638)
Shares redeemed	(2,475,315)	(30,398,380)	(3,624,018)	(42,528,657)
Net decrease	(5,948,625)	$(74,520,837)	(4,629,869)	$(54,873,446)
Class C:
Shares sold	4,390,615	$55,580,080	3,808,289	$47,978,086
Shares redeemed	(2,240,633)	(25,469,531)	(663,221)	(7,894,714)
Net increase	2,149,982	$30,110,549	3,145,068	$40,083,372

THE ALGER FUNDS |

NOTES TO FINANCIAL STATEMENTS (Continued)

	FOR THE YEAR ENDED OCTOBER 31, 2008		FOR THE YEAR ENDED OCTOBER 31, 2007
	SHARES	AMOUNT	SHARES	AMOUNT
ALGER HEALTH SCIENCES FUND
Class A:
Shares sold	10,133,532	$177,539,270	5,302,724	$97,932,709
Shares converted from Class B	70,414	1,224,661	52,327	954,730
Dividends reinvested	729,168	13,358,370	263,528	4,522,135
Shares redeemed	(7,412,025)	(121,795,387)	(2,326,451)	(42,296,218)
Net increase	3,521,089	$70,326,914	3,292,128	$61,113,356
Class B:
Shares sold	336,385	$5,571,789	256,509	$4,545,584
Dividends reinvested	70,238	1,226,360	42,682	705,960
Shares converted to Class A	(74,041)	(1,224,661)	(54,436)	(954,730)
Shares redeemed	(225,192)	(3,540,625)	(370,541)	(6,473,843)
Net increase (decrease)	107,390	$2,032,863	(125,786)	$(2,177,029)
Class C:
Shares sold	2,633,885	$44,101,363	1,499,223	$26,856,807
Dividends reinvested	193,874	3,385,044	84,574	1,398,848
Shares redeemed	(1,034,730)	(16,044,671)	(554,507)	(9,748,745)
Net increase	1,793,029	$31,441,736	1,029,290	$18,506,910
ALGER SMIDCAP GROWTH FUND
Class A:
Shares sold	27,616,449	$411,849,534	14,934,048	$239,954,236
Shares converted from Class B	75,163	1,125,434	21,247	332,142
Dividends reinvested	227,285	3,795,653	107,112	1,480,293
Shares redeemed	(12,553,653)	(174,238,731)	(2,011,427)	(31,022,944)
Net increase	15,365,244	$242,531,890	13,050,980	$210,743,727
Class B:
Shares sold	260,015	$3,788,587	505,628	$7,590,993
Dividends reinvested	11,073	176,722	23,843	317,349
Shares converted to Class A	(78,859)	(1,125,434)	(22,111)	(332,142)
Shares redeemed	(184,005)	(2,451,917)	(110,571)	(1,656,532)
Net increase	8,224	$387,958	396,789	$5,919,668
Class C:
Shares sold	2,491,253	$36,602,640	1,878,622	$28,786,967
Dividends reinvested	37,339	596,308	36,900	491,137
Shares redeemed	(794,777)	(10,251,589)	(115,192)	(1,746,623)
Net increase	1,733,815	$26,947,359	1,800,330	$27,531,481

THE ALGER FUNDS |

NOTES TO FINANCIAL STATEMENTS (Continued)

	FOR THE YEAR ENDED OCTOBER 31, 2008		FOR THE YEAR ENDED OCTOBER 31, 2007
	SHARES	AMOUNT	SHARES	AMOUNT
ALGER SMIDCAP GROWTH FUND (Continued)
Class I:*
Shares sold	8,381,926	$116,205,107	170,433	$3,012,475
Dividends reinvested	8,416	140,887	—	—
Shares redeemed	(1,265,967)	(16,959,297)	(5,267)	(93,254)
Net increase	7,124,375	$99,386,697	165,166	$2,919,221
ALGER GROWTH OPPORTUNITIES FUND**
Class A:
Shares sold	388,223	$3,739,135	—	$—
Shares redeemed	(42,001)	(368,157)	—	—
Net increase	346,222	$3,370,978	—	$—
Class C:
Shares sold	144,925	$1,355,785	—	$—
Shares redeemed	(7,479)	(60,416)	—	—
Net increase	137,446	$1,295,369	—	$—
Class I:
Shares sold	203,595	$2,033,196	—	$—
Shares redeemed	(11,553)	(99,854)	—	—
Net increase	192,042	$1,933,342	—	$—
ALGER MONEY MARKET FUND
Shares sold	45,006,396	$45,006,396	35,074,772	$35,074,772
Dividends reinvested	1,041,331	1,041,331	2,208,640	2,208,640
Shares redeemed	(43,859,566)	(43,859,566)	(38,144,773)	(38,144,773)
Net increase	2,188,161	$2,188,161	(861,361)	$(861,361)

*  Initially offered August 6, 2007.

**  Initially offered March 3, 2008.

NOTE 7 — Tax Character of Distributions to Shareholders:

The tax character of distributions paid during the years ended October 31, 2008 and October 31, 2007 were as follows:

	YEAR ENDED OCTOBER 31, 2008	YEAR ENDED OCTOBER 31, 2007
LARGECAP GROWTH FUND
Distributions paid from:
Ordinary Income	—	—
Long-term capital gain	—	—
Total distributions paid	—	—

THE ALGER FUNDS |

NOTES TO FINANCIAL STATEMENTS (Continued)

	YEAR ENDED OCTOBER 31, 2008	YEAR ENDED OCTOBER 31, 2007
SMALLCAP GROWTH FUND
Distributions paid from:
Ordinary Income	—	—
Long-term capital gain	—	—
Total distributions paid	—	—
BALANCED FUND
Distributions paid from:
Ordinary Income	$863,850	$1,101,222
Long-term capital gain	—	—
Total distributions paid	$863,850	$1,101,222
MIDCAP GROWTH FUND
Distributions paid from:
Ordinary Income	$118,453,642	$32,099,178
Long-term capital gain	6,427,983	33,270,970
Total distributions paid	$124,881,625	$65,370,148
CAPITAL APPRECIATION FUND
Distributions paid from:
Ordinary Income	—	—
Long-term capital gain	—	—
Total distributions paid	—	—
HEALTH SCIENCES FUND
Distributions paid from:
Ordinary Income	$18,485,807	$1,400,122
Long-term capital gain	5,125,250	7,401,655
Total distributions paid	$23,611,057	$8,801,777
SMIDCAP GROWTH FUND
Distributions paid from:
Ordinary Income	$89,941	—
Long-term capital gain	5,908,421	$2,733,323
Total distributions paid	$5,998,362	$2,733,323
GROWTH OPPORTUNITIES FUND
Distributions paid from:
Ordinary Income	—	—
Long-term capital gain	—	—
Total distributions paid	—	—
MONEY MARKET FUND
Distributions paid from:
Ordinary Income	$1,072,228	$2,276,793
Long-term capital gain	—	—
Total distributions paid	$1,072,228	$2,276,793

THE ALGER FUNDS |

NOTES TO FINANCIAL STATEMENTS (Continued)

As of October 31, 2008, the components of distributable earnings on a tax basis were as follows:

LARGECAP GROWTH FUND
Undistributed ordinary income	—
Undistributed long-term gain	—
Unrealized appreciation	$(114,628,188)
SMALLCAP GROWTH FUND
Undistributed ordinary income	—
Undistributed long-term gain	—
Unrealized appreciation	$(118,779,513)
BALANCED FUND
Undistributed ordinary income	$886,452
Undistributed long-term gain	—
Unrealized appreciation	$(20,661,793)
MIDCAP GROWTH FUND
Undistributed ordinary income	—
Undistributed long-term gain	—
Unrealized appreciation	$(172,229,404)
CAPITAL APPRECIATION FUND
Undistributed ordinary income	—
Undistributed long-term gain	—
Unrealized appreciation	$(194,309,743)
HEALTH SCIENCES FUND
Undistributed ordinary income	—
Undistributed long-term gain	—
Unrealized appreciation	$(42,727,822)
SMIDCAP GROWTH FUND
Undistributed ordinary income	—
Undistributed long-term gain	—
Unrealized appreciation	$(170,376,056)
GROWTH OPPORTUNITIES FUND
Undistributed ordinary income	—
Undistributed long-term gain	—
Unrealized appreciation	$(1,717,912)
MONEY MARKET FUND
Undistributed ordinary income	$—
Undistributed long-term gain	—
Unrealized appreciation	—

The difference between book basis and tax basis unrealized appreciation is determined annually and is attributable primarily to the tax deferral of losses on wash sales.

THE ALGER FUNDS |

NOTES TO FINANCIAL STATEMENTS (Continued)

At October 31, 2008, the Funds, for federal income tax purposes, had capital loss carryforwards which expire as set forth in the table below. These amounts may be applied against future net realized gains until the earlier of their utilization or expiration.

EXPIRATION DATE

2009	2010	2011	2012	2016	TOTAL
LargeCap Growth Fund $—	$113,790,122	$21,526,122	—	$15,208,829	$150,525,073
SmallCap Growth Fund $5,314,206	$30,152,501	—	—	$26,656,278	$62,122,985
Balanced Fund —	$9,077,300	$2,892,067	—	$379,594	$12,348,961
MidCap Growth Fund —	—	—	—	$102,036,246	$102,036,246
Capital Appreciation Fund $131,767,356	$204,820,909	—	—	$92,906,761	$429,495,026
Health Sciences Fund —	—	—	—	$27,198,128	$27,198,128
SMidCap Growth Fund —	—	—	—	$62,488,808	$62,488,808
Growth Opportunities Fund —	—	—	—	$435,210	$435,210
Money Market Fund $216,474	—	—	$640	—	$217,114

NOTE 8 — Litigation:

Alger Management has responded to inquiries, document requests and/or subpoenas from various regulatory authorities, in connection with their investigations of practices in the mutual fund industry identified as "market timing" and "late trading." On October 11, 2006, Alger Management, Alger Inc. and Alger Shareholder Services, Inc. executed an Assurance of Discontinuance with the Office of the New York State Attorney General ("NYAG"). On January 18, 2007 the Securities and Exchange Commission issued an order implementing settlements reached with Alger Management and Alger Inc. As part of the settlements with the Commission and the NYAG, without admitting or denying liability, the firms paid $30 million to reimburse fund shareholders and a fine of $10 million; and agreed to certain other remedial measures including a reduction in management fees of $1 million per year for five years. The entire $40 million and fee reduction will be available for the benefit of investors. Alger Management has advised the Funds that the settlement has not adversely affected the operations of Alger Management, Alger Inc. or their affiliates, or adversely affect their ability to continue to provide services to the Funds.

On August 31, 2005, the West Virginia Securities Commissioner (the "WVSC") in an ex parte Summary Order to Cease and Desist and Notice of Right to Hearing concluded that Alger Management and Alger Inc. had violated the West Virginia Uniform Securities Act (the "WVUSA"), and ordered Alger Management and Alger Inc. to cease and desist from further violations of the WVUSA by engaging in the market-timing related conduct described in the order. The ex parte order provided notice of their right to a hearing with respect to the violations of law asserted by the WVSC. Other firms unaffiliated with Alger Management were served with

THE ALGER FUNDS |

NOTES TO FINANCIAL STATEMENTS (Continued)

similar orders. Alger Management and Alger Inc. intend to request a hearing for the purpose of seeking to vacate or modify the order.

In addition, in 2003 and 2004 several purported class actions and shareholder derivative suits were filed against various parties in the mutual fund industry, including Alger Management, certain mutual funds managed by Alger Management (the "Alger Mutual Funds"), and certain current and former Alger Mutual Fund trustees and officers, alleging wrongful conduct related to market-timing and late-trading by mutual fund shareholders. These cases were transferred to the U.S. District Court of Maryland by the Judicial Panel on Multidistrict Litigation for consolidated pre-trial proceedings. In September 2004, consolidated amended complaints involving these cases—a Consolidated Amended Fund Derivative Complaint (the "Derivative Complaint") and two substantially identical Consolidated Amended Class Action Complaints (together, the "Class Action Complaint")—were filed in the Maryland federal district court under the caption number 1:04-MD-15863 (JFM). In April 2005, a civil lawsuit involving similar allegations was filed by the West Virginia Attorney General and also transferred to the Maryland District Court, but such lawsuit has since been withdrawn.

The Derivative Complaint (which was later amended a second time) alleged (i) violations, by Alger Management and, depending on the specific offense alleged, by Alger Inc. and/or the fund trustee defendants, of Sections 36(a), 36(b), 47, and 48 of the Investment Company Act of 1940, as amended, (the "1940 Act") and of Sections 206 and 215 of the Investment Advisers Act of 1940, as amended, breach of fiduciary duty, and breach of contract, (ii) various offenses by other third-party defendants, and (iii) unjust enrichment by all the named defendants. The Class Action Complaint alleged, in addition to the offenses listed above, (i) violations, by Alger Management, Alger Inc., their affiliates, the funds named as defendants, including the Funds, and the current and former fund trustees and officers, of Sections 11, 12(a)(2), and 15 of the Securities Act of 1933, as amended, Sections 10(b) (and Rule 10b-5 thereunder) and 20(a) of the Securities Exchange Act of 1934, as amended, (the "1934 Act"), and Section 34(b) of the Investment Company Act, (ii) breach of contract by the funds named as defendants, and (iii) unjust enrichment of the defendants.

Motions to dismiss the Class Action Complaint and the Derivative Complaint were subsequently filed.

As a result of a series of court orders, all claims in the Class Action Complaint and the Derivative Complaint have been dismissed, other than claims under the 1934 Act against Alger Management, Alger Inc., Alger Associates, Inc. and Alger Shareholder Services, Inc., and certain present and former members of the senior management of Alger Management and/or Alger Inc., and claims under Section 36(b) of the Investment Company Act against Alger Management, Alger Inc., Alger Associates, Inc. and Alger Shareholder Services, Inc.

THE ALGER FUNDS |

NOTES TO FINANCIAL STATEMENTS (Continued)

The class and derivative suits have been settled in principle, but such settlement is subject to court approval.

NOTE 9 — Acquisition of Certain Funds of SM&R Investments, Inc.

On December 7, 2007, the LargeCap Growth Fund, SmallCap Growth Fund, and Capital Appreciation Fund (the "Funds") acquired all the net assets of the SM&R Alger Growth Fund, SM&R Alger Small-Cap Fund, and SM&R Alger Aggressive Growth Fund, respectively, (the "Acquired Funds") pursuant to a plan of reorganization approved by the Funds' shareholders on November 26, 2007. The acquisition was accomplished by a tax-free exchange of shares on December 7, 2007 as follows:

	SHARES ISSUED	VALUE
LargeCap Growth Fund — Class A	184,407	$2,585,381
SmallCap Growth Fund — Class A	460,035	3,496,263
Capital Appreciation Fund — Class A	184,313	2,855,003
	SHARES ACQUIRED	VALUE
SM&R ALGER GROWTH FUND
Class A	253,507	1,703,566
Class B	139,528	881,815
SM&R ALGER SMALL-CAP FUND
Class A	375,516	2,730,004
Class B	109,622	766,259
SM&R ALGER AGGRESSIVE GROWTH FUND
Class A	324,568	1,953,896
Class B	161,489	901,107

The Acquired Funds' net assets at that date, including unrealized appreciation, were as follows:

	NET ASSETS	UNREALIZED APPRECIATION
SM&R Alger Growth Fund	$2,585,381	$337,854
SM&R Alger Small-Cap Fund	3,496,263	616,011
SM&R Alger Aggressive Growth Fund	2,855,003	267,396

THE ALGER FUNDS |

NOTES TO FINANCIAL STATEMENTS (Continued)

The combined net assets of the Funds and Acquired Funds immediately after the acquisition were as follows:

FUNDS	ACQUIRED FUNDS	COMBINED NET ASSETS
LargeCap Growth Fund — Class A	SM&R Alger Growth Fund	$231,906,943
SmallCap Growth Fund — Class A	SM&R Alger Small-Cap Fund	471,251,931
Capital Appreciation Fund — Class A	SM&R Alger Aggressive Growth Fund	508,375,334

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and
Board of Trustees of The Alger Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Alger Funds (comprising, respectively, the LargeCap Growth, SmallCap Growth, Balanced, MidCap Growth, Capital Appreciation, Health Sciences, SMidCap Growth, Growth Opportunities and Money Market Funds) (collectively, the "Funds") as of October 31, 2008, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Alger Funds at October 31, 2008, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

December 16, 2008
New York, N.Y.

THE ALGER FUNDS

ADDITIONAL INFORMATION (Unaudited)

Shareholder Expense Example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: transaction costs, if applicable, including sales charges (loads) and redemption fees; and ongoing costs, including management fees, distribution (12b-1) fees, if applicable, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the six-month period starting May 1, 2008 and ending October 31, 2008.

Actual Expenses

The first line for each class of shares in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you would have paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class of shares in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) and redemption fees. Therefore, the second line under each class of shares in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

THE ALGER FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Shareholder Expense Example (Continued)

		Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Expenses Paid During the Six Months Ended October 31, 2008(b)	Ratio of Expenses to Average Net Assets For the Six Months Ended October 31, 2008(c)
ALGER LARGECAP GROWTH FUND
Class A	Actual	$1,000.00	$650.30	$5.39	1.30%
	Hypothetical(a)	1,000.00	1,018.60	6.60	1.30
Class B	Actual	1,000.00	647.50	8.49	2.05
	Hypothetical(a)	1,000.00	1,014.83	10.38	2.05
Class C	Actual	1,000.00	647.50	8.49	2.05
	Hypothetical(a)	1,000.00	1,014.83	10.38	2.05
ALGER SMALLCAP GROWTH FUND
Class A	Actual	$1,000.00	$665.10	$5.78	1.38%
	Hypothetical(a)	1,000.00	1,018.20	7.00	1.38
Class B	Actual	1,000.00	662.20	8.90	2.13
	Hypothetical(a)	1,000.00	1,014.43	10.79	2.13
Class C	Actual	1,000.00	662.80	8.90	2.13
	Hypothetical(a)	1,000.00	1,014.43	10.79	2.13
ALGER BALANCED FUND
Class A	Actual	$1,000.00	$755.20	$5.47	1.24%
	Hypothetical(a)	1,000.00	1,018.90	6.29	1.24
Class B	Actual	1,000.00	752.30	8.72	1.98
	Hypothetical(a)	1,000.00	1,015.18	10.03	1.98
Class C	Actual	1,000.00	752.10	8.72	1.98
	Hypothetical(a)	1,000.00	1,015.18	10.03	1.98
ALGER MIDCAP GROWTH FUND
Class A	Actual	$1,000.00	$533.20	$5.01	1.30%
	Hypothetical(a)	1,000.00	1,018.60	6.60	1.30
Class B	Actual	1,000.00	532.00	7.86	2.04
	Hypothetical(a)	1,000.00	1,014.88	10.33	2.04
Class C	Actual	1,000.00	530.60	7.89	2.05
	Hypothetical(a)	1,000.00	1,014.83	10.38	2.05
ALGER CAPITAL APPRECIATION FUND
Class A	Actual	$1,000.00	$667.10	$5.66	1.35%
	Hypothetical(a)	1,000.00	1,018.35	6.85	1.35
Class B	Actual	1,000.00	664.00	8.74	2.09
	Hypothetical(a)	1,000.00	1,014.63	10.58	2.09
Class C	Actual	1,000.00	664.00	8.78	2.10
	Hypothetical(a)	1,000.00	1,014.58	10.63	2.10

THE ALGER FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Shareholder Expense Example (Continued)

		Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Expenses Paid During the Six Months Ended October 31, 2008(b)	Ratio of Expenses to Average Net Assets For the Six Months Ended October 31, 2008(c)
ALGER HEALTH SCIENCES FUND
Class A	Actual	$1,000.00	$815.41	$5.98	1.31%
	Hypothetical(a)	1,000.00	1,018.55	6.65	1.31
Class B	Actual	1,000.00	812.07	9.38	2.06
	Hypothetical(a)	1,000.00	1,014.78	10.43	2.06
Class C	Actual	1,000.00	812.58	9.39	2.06
	Hypothetical(a)	1,000.00	1,014.78	10.43	2.06
ALGER SMIDCAP GROWTH FUND
Class A	Actual	$1,000.00	$645.80	$5.54	1.34%
	Hypothetical(a)	1,000.00	1,018.40	6.80	1.34
Class B	Actual	1,000.00	643.70	8.80	2.13
	Hypothetical(a)	1,000.00	1,014.43	10.79	2.13
Class C	Actual	1,000.00	643.90	8.55	2.07
	Hypothetical(a)	1,000.00	1,014.73	10.48	2.07
Class I	Actual	1,000.00	646.80	5.13	1.24
	Hypothetical(a)	1,000.00	1,018.90	6.29	1.24
ALGER GROWTH OPPORTUNITIES FUND*
Class A	Actual	$1,000.00	$631.00	$6.15	1.50%
	Hypothetical(a)	1,000.00	1,017.60	7.61	1.50
Class C	Actual	1,000.00	628.40	9.21	2.25
	Hypothetical(a)	1,000.00	1,013.83	11.39	2.25
Class I	Actual	1,000.00	631.00	5.12	1.25
	Hypothetical(a)	1,000.00	1,018.85	6.34	1.25
ALGER MONEY MARKET FUND
	Actual	$1,000.00	$1,006.30	$4.24	0.84%
	Hypothetical(a)	1,000.00	1,020.91	4.27	0.84

*  From March 3, 2008 — commencement of operations.

(a)  5% annual return before expenses.

(b)  Expenses are equal to the annualized expense ratio of the respective share class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

(c)  Annualized.

THE ALGER FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Tax Information (Unaudited)

In accordance with subchapter M of the Internal Revenue Code of 1986, as amended, for the year ended October 31, 2008, 64.10%, 2.02%, 5.43%, and 100.00% of the Balanced Fund, MidCap Growth Fund, Health Sciences Fund, and SMidCap Growth Fund's ordinary dividend qualified for the dividends received deduction for corporations. For the year ended October 31, 2008, certain dividends paid by the funds may be subject to a maximum rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, the following represents the maximum amount that may be considered qualified dividend income:

Alger Balanced Fund	$748,062
Alger MidCap Growth Fund	$2,919,467
Alger Health Sciences Fund	$1,655,305
Alger SMidCap Growth Fund	$89,941

Shareholders should not use the above information to prepare their tax returns. Since the trust's fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2008. Such notification, which will reflect the amount to be used by taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 2009. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Trust.

THE ALGER FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Trustees and Officers of the Funds (Unaudited)

Information about the Trustees and officers of the Funds is set forth below. In the table the term "Alger Fund Complex" refers to the Funds, The Alger Funds II, The Alger American Fund, The Alger Institutional Funds, Alger China-U.S. Growth Fund and Castle Convertible Fund, Inc., each of which is a registered investment company managed by Fred Alger Management, Inc. ("Alger Management"). Each Trustee serves until an event of termination, such as death or resignation, or until his successor is duly elected; each officer's term of office is one year. The address of each person named below is 111 Fifth Avenue, New York, NY 10003.

Name, Age, Position with the Fund	Principal Occupations	Trustee and/or Officer Since	Number of Portfolios in the Alger Fund Complex which are Overseen by Trustee
INTERESTED TRUSTEES

Hilary M. Alger, CFA (47)	Director of Development, Pennsylvania Ballet since 2004; Associate Director of Development, College of Arts and Sciences and Graduate School, University of Virginia 1999-2003.	2003	27

NON-INTERESTED TRUSTEES

Charles F. Baird, Jr. (55)	Managing Partner of North Castle Partners, a private equity securities group; Chairman of Leiner Health Products, Enzymatic Therapy and Caleel & Hayden (skincare business); former Chairman of Elizabeth Arden Day Spas, Naked Juice, Equinox (fitness company) and EAS (manufacturer of nutritional products). Formerly Managing Director of AEA Investors, Inc.	2000	27

Roger P. Cheever (63)	Senior Associate Dean of Development, Harvard University. Formerly Deputy Director of the Harvard College Fund.	2000	27

Lester L. Colbert, Jr. (74)	Private investor since 1988. Formerly, Chairman of the Board, President and Chief Executive Officer of Xidex Corporation (manufacturer of computer information media).	2000	27

THE ALGER FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Name, Age, Position with the Fund	Principal Occupations	Trustee and/or Officer Since	Number of Portfolios in the Alger Fund Complex which are Overseen by Trustee
NON-INTERESTED TRUSTEES (Continued)

Stephen E. O'Neil (76)	Attorney; Private investor since 1981. Formerly of Counsel to the law firm of Kohler & Barnes.	1986	27

David Rosenberg (46)	Associate Professor of Law since January 2006 (Assistant Professor 2000-2005), Zicklin School of Business, Baruch College, City University of New York.	2007	27

Nathan E. Saint-Amand, M.D. (70)	Medical doctor in private practice; Member of the Board of the Manhattan Institute (non-profit policy research) since 1988. Formerly Co-Chairman, Special Projects Committee, Memorial Sloan Kettering.	1986	27

OFFICERS

Daniel C. Chung (46) President	President since September 2003 and Chief Investment Officer and Director since 2001 of Alger Management; President since 2003 and Director since 2001 of Alger Associates, Fred Alger International Advisory S.A. (Director since 2003) and Analysts Resources, Inc. ("ARI"). Formerly, Director of the Fund from 2001-2006.	2001	N/A

Hal Liebes (44) Secretary	Executive Vice President, Director, Chief Legal Officer, Chief Operating Officer, and Secretary of Fred Alger & Company, Incorporated and Alger Management; Director since 2006 of Alger Associates, and ARI. Formerly Chief Compliance Officer of AMVESCAP PLC from 2004-2005; U.S. General Counsel from 1994-2002 and Global General Counsel from 2002-2004 of Credit Suisse Asset Management.	2005	N/A

Michael D. Martins (43) Treasurer	Senior Vice President of Alger Management; Assistant Treasurer from 2005 to 2006 of the Fund. Formerly Vice President, Brown Brothers Harriman & Co. from 1997-2004.	2005	N/A

THE ALGER FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Name, Age, Position with the Fund	Principal Occupations	Trustee and/or Officer Since	Number of Portfolios in the Alger Fund Complex which are Overseen by Trustee
OFFICERS (Continued)

Lisa A. Moss (43) Assistant Secretary	Vice President and Assistant General Counsel of Alger Management since June 2006. Formerly, Director of Merrill Lynch Investment Managers, L.P. from 2005-2006; Assistant General Counsel of AIM Management, Inc. from 1995–2005.	2006	N/A

Barry J. Mullen (55) Chief Compliance Officer	Senior Vice President and Director of Compliance of Alger Management since May 2006. Formerly, Director of BlackRock, Inc. from 2004-2006; Vice President of J.P. Morgan Investment Management from 1996–2004.	2006	N/A

Anthony S. Caputo (53) Assistant Treasurer	Employed by Alger Management since 1986, currently serving as Vice President	2007	N/A

Sergio M. Pavone (47) Assistant Treasurer	Employed by Alger Management since 2002, currently serving as Vice President	2007	N/A

Ms. Alger is an "interested person" (as defined in the Investment Company Act) of the Fund because of her affiliations with Alger Management. No Trustee is a director of any public company except as may be indicated under "Principal Occupations."

The Statement of Additional Information contains additional information about the Fund's Trustees and is available without charge upon request by calling (800) 992-3863.

Investment Management Agreement Renewal (unaudited)

At an in-person meeting held on September 9, 2008, the Trustees, including the Independent Trustees, unanimously approved renewal of the Investment Advisory Agreement between the Trust and Alger Management (the "Agreement"). The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Alger Management.

In evaluating the Agreement, the Trustees drew on materials that they had requested and which were provided to them in advance of the meeting by Alger Management and by counsel. The materials covered, among other matters, (i) the nature, extent and quality of the services provided by Alger Management under the Agreement, (ii) the investment performance of the Trust's portfolios (each a "Fund"), (iii) the costs to

THE ALGER FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Alger Management of its services and the profits realized by Alger Management and Alger Inc. from their relationship with the Trust, and (iv) the extent to which economies of scale would be realized if and as the Funds grow and whether the fee levels in the Agreement reflect these economies of scale. These materials included an analysis of the Funds and Alger Management's services by Callan Associates Inc. ("Callan"), an independent consulting firm whose specialties include assistance to fund trustees and directors in their review of advisory contracts pursuant to section 15(c) of the 1940 Act. At the meeting, senior Callan personnel provided a presentation to the Trustees based on the Callan materials.

In deciding whether to approve renewal of the Agreement, the Trustees considered various factors, including those enumerated above. They also considered other direct and indirect benefits to Alger Management and its affiliates from their relationship with the Trust.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services provided by Alger Management pursuant to the Agreement, the Trustees relied on their prior experience as Trustees of the Trust, their familiarity with the personnel and resources of Alger Management and its affiliates, and the materials provided at the meeting. They noted that under the Agreement Alger Management is responsible for managing the investment operations of the Funds. They also noted that administrative, compliance, reporting and accounting services necessary for the conduct of the Trust's affairs are provided under the separate Administration Agreement. The Trustees reviewed the background and experience of Alger Management's senior investment management personnel, including the individuals currently responsible for the investment operations of the Funds. They also considered the resources, operational structures and practices of Alger Management in managing each of the Fund's portfolios, as well as Alger Management's overall investment management business. They noted especially Alger Management's history of expertise in managing portfolios of "growth" stocks and that, according to an analysis provided by Callan, the characteristics of each equity Fund had been typical of a fund that holds itself out to investors as growth-oriented. They also took notice of the ability of the portfolio managers of Alger Balanced Fund and Alger Money Market Fund to manage fixed-income instruments across the credit and credit quality spectra. The Trustees concluded that Alger Management's experience, resources and strength in the areas of importance to the Funds are considerable. The Trustees considered the level and depth of Alger Management's ability to execute portfolio transactions to effect investment decisions, including those through Alger Inc. The Trustees also considered the ongoing enhancements to the control and compliance environment at Alger Management and within the Trust.

INVESTMENT PERFORMANCE OF THE FUNDS

Drawing upon information provided at the meeting by Alger Management as well as Callan and upon reports provided to the Trustees by Alger Management throughout the preceding year, the Trustees reviewed each Fund's returns for the year-to-date (at 6/30/08), last-quarter, and 1-year, 3-year, 5-year, and 10-year periods to the extent

THE ALGER FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

available (and its year-by-year returns) and compared them with benchmark and peer-group data for the same periods. They noted that the performance of each of the equity Funds, which had generally been satisfactory in recent periods (or longer), was disappointing for the year to date. Noting that the 2008 market environment for domestic stocks in general and for "growth" stocks in particular had thus far been challenging in 2008, the Trustees discussed the Funds' recent performance with Alger Management and the performance prospects for the remainder of the year and beyond. The Trustees noted that the performance of the Balanced Fund, which had been improving relative to its peers and benchmarks, had lagged by both measures for the year to date but had shown marked improvement during the quarter ended June 30, 2008. The Money Market Fund had generally underperformed relative to the majority of its peers in 2007 and 2008, but had shown improved performance in the quarter ended June 30, 2008.

FUND FEES AND EXPENSE RATIOS; PROFITABILITY TO ALGER MANAGEMENT AND ITS AFFILIATES

The Trustees considered the profitability of the Investment Advisory Agreement to Alger Management and its affiliates, and the methodology used by Alger Management in determining such profitability. The Trustees reviewed previously-provided data on each Fund's profitability to Alger Management and its affiliates for the year ended June 30, 2008. In addition, the Trustees reviewed each Fund's management fee and expense ratio and compared them with a group of comparable funds. In order to assist the Trustees in this comparison, Callan had provided the Trustees with comparative information with respect to fees paid, and expense ratios incurred, by similar funds. That information indicated that while most fees and expense ratios were at or below the median for the applicable Callan reference group, the fees and expense ratios of the Capital Appreciation, Money Market and Balanced Funds, the expense ratio of LargeCap Fund, and the fee of MidCap Fund were above the median. In the latter cases, the Trustees determined that such information should be taken into account in weighing the size of the fee against the nature, extent and quality of the services provided. After discussing with representatives of the Adviser and Callan the methodologies used in computing the costs that formed the bases of the profitability calculations, the Trustees turned to the profitability data provided. After analysis and discussion, they concluded that, to the extent that Alger Management's and its affiliates' relationships with the Funds had been profitable to either or both of those entities, the profit margin in each case was not unacceptable.

ECONOMIES OF SCALE

On the basis of their discussions with management and their analysis of information provided at the meeting, the Trustees determined that the nature of the Funds and their operations is such that Alger Management is likely to realize economies of scale in the management of each Fund at some point as it grows in size, but that adoption of breakpoints in one or more of the advisory fees, while possibly appropriate at a later date, could await further analysis of the sources and potential scale of the economies and the fee structure that would best reflect them. Accordingly, the Trustees requested that Alger Management address this topic with the Trustees at future meetings.

THE ALGER FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

OTHER BENEFITS TO ALGER MANAGEMENT

The Trustees considered whether Alger Management benefits in other ways from its relationship with one or more of the Funds. They noted that Alger Management maintains soft-dollar arrangements in connection with the Funds' brokerage transactions (other than those of Alger Money Market Fund), reports on which are regularly supplied to the Trustees at their quarterly meetings and summaries of which, listing commissions by Fund through June 30, 2008 and December 31, 2007, had been included in the materials supplied prior to the meeting. The Trustees also noted that Alger, Inc. provides a substantial portion of the Funds' equity brokerage and receives shareholder servicing fees from the Funds (other than Alger Money Market Fund) as well, and that Alger Management receives fees from the Funds under a shareholder administrative services agreement. The Trustees had been provided with information regarding, and had considered, the brokerage and shareholder servicing fee benefits in connection with their review of the profitability to Alger Management and its affiliates of their relationships with the Funds. As to other benefits received, the Trustees decided that none were so significant as to render Alger Management's fees excessive.

CONCLUSIONS AND DETERMINATIONS

At the conclusion of these discussions, each of the Independent Trustees expressed the opinion that he had been furnished with sufficient information to make an informed business decision with respect to renewal of the Investment Advisory Agreement. Based on its discussions and considerations as described above, the Board made the following conclusions and determinations:

•  The Board concluded that the nature, extent and quality of the services provided to each Fund by Alger Management are adequate and appropriate.

•  The Board was satisfied with the performance of the Funds on a relatively long-term basis, but determined to monitor the progress of Alger Management's steps to improve the performance of the equity Funds by comparison with that of the first half of 2008.

•  The Board concluded that each advisory fee paid to Alger Management was reasonable in light of comparative performance and expense and advisory fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by Alger Management from the relationship with the Fund.

•  The Board determined that there were not at this time significant economies of scale to be realized by Alger Management in managing the Funds' assets but that, to the extent that material economies of scale should be realized in the future, the Board would seek to ensure that they were shared with the applicable Fund.

The Board considered these conclusions and determinations and, without any one factor being dispositive, determined with respect to each Fund that renewal of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

THE ALGER FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Proxy Voting Policies

A description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities and the proxy voting record is available, without charge, by calling (800) 992-3863 or online on the Funds' website at http://www.alger.com or on the SEC's website at http://www.sec.gov.

Fund Holdings

The Funds' most recent month end portfolio holdings are available approximately sixty days after month end on the Funds' website at www.alger.com. The Funds also file their complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q is available online on the SEC's website at www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. A copy of the most recent quarterly holdings may also be obtained from the Funds by calling (800) 992-3863.

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THE ALGER FUNDS

111 Fifth Avenue
New York, NY 10003
(800) 992-3863
www.alger.com

Investment Manager

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003

Distributor

Fred Alger & Company, Incorporated
111 Fifth Avenue
New York, NY 10003

Transfer Agent and Dividend Disbursing Agent

Boston Financial Data Services, Inc.
P.O. Box 8480
Boston, MA 02266

This report is submitted for the general information of the shareholders of The Alger Funds. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Funds, which contains information concerning the Trust's investment policies, fees and expenses as well as other pertinent information.

Go Paperless with Alger Electronic Delivery Service

Alger is pleased to provide you with the ability to access regulatory materials online. When documents such as prospectuses and annual and semi-annual reports are available, we'll send you an e-mail notification with a convenient link that will take you directly to the fund information on our website. To sign up for this free service, simply enroll at www.icsdelivery.com/alger.

SAA 103108

ITEM 2.  CODE OF ETHICS.

(a)  The Registrant has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)  Not applicable.

(c)  The Registrant has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto whereby the code applies to officers of the registrant rather than officers of the investment advisor and other related entities.

(d)  The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e)  Not applicable.

(f)  The Registrant’s Code of Ethics is attached as an Exhibit hereto.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant determined that Stephen E. O’Neil is an audit committee financial expert (within the meaning of that phrase specified in the instructions to Form N-CSR) on the Registrant’s audit committee.  Mr. O’Neil is an “independent” trustee — i.e., he is not an interested person of the Registrant as defined in the Investment Company Act of 1940, nor has he accepted directly or indirectly any consulting, advisory or other compensatory fee from the Registrant, other than in his capacity as Trustee.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees:

October 31, 2008	$264,600
October 31, 2007	$252,000

b) Audit-Related Fees: NONE

c) Tax Fees for tax advice, tax compliance and tax planning:

October 31, 2008	$70,850
October 31, 2007	$74,676

d) All Other Fees:

October 31, 2008	$40,900
October 31, 2007	$40,500

Other fees include a review and consent for Registrants registration statement filing and a review of the semi-annual financial statements.

e) 1) Audit Committee Pre-Approval Policies And Procedures:

Audit and non-audit services provided by the Registrant’s independent registered public accounting firm (the “Auditors”) on behalf the Registrant must be pre-approved by the Audit Committee.  Non-audit services provided by the Auditors on behalf of the Registrant’s Investment Adviser or any entity controlling, controlled by, or under common control with the Investment Adviser must be pre-approved by the Audit Committee if such non-audit services directly relate to the operations or financial reporting of the Registrant.

2) All fees in item 4(b) through 4(d) above were approved by the Registrants’ Audit Committee.

f) Not Applicable

g) Non-Audit Fees:

October 31, 2008	$282,950 and 15,068 Euros
October 31, 2007	$282,811 and 70,773 Euros

h) The audit committee of the board of trustees has considered whether the provision of the non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control, with the adviser that provides ongoing services to the registrant that were not approved pursuant to (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principle accountant’s independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.  INVESTMENTS.

Not applicable

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED–END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

(b) No changes in the Registrant’s internal control over financial reporting occurred during the Registrant’s second fiscal half-year that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a) (1) Code of Ethics as Exhibit 99.CODE ETH

(a) (2) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

(b) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(b) under the Investment Company Act of 1940 are attached as Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Funds

By:	/s/Dan C. Chung

Dan C. Chung

President

Date: December 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Dan C. Chung

Dan C. Chung

President

Date: December 15, 2008

By:	/s/Michael D. Martins

Michael D. Martins

Treasurer

Date: December 15, 2008